As filed with the Securities and Exchange	Registration No. 333-100207
Commission on April 16, 2007	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 13 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2007 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

RELIASTAR LIFE INSURANCE COMPANY
and its
Separate Account N

ING Advantage CenturySM
ING Advantage Century PlusSM
ING AdvantageSM
ING Encore/Encore Flex
Supplement dated April 30, 2007 to your current variable annuity Contract Prospectus and Statement of Additional Information

This supplement updates certain information contained in your current variable annuity Contract Prospectus and
Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract
Prospectus and SAI.

                          NOTICE OF FUND SUBSTITUTIONS

Effective July 27, 2007, and pursuant to applicable regulatory approvals, ReliaStar Life Insurance Company (the
“Company”) and Separate Account N (the “Separate Account”) will replace certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) with certain other funds (the “Substitute Funds”) as follows:

Replaced Funds	Substitute Funds
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	ING Lord Abbett Affiliated Portfolio (Class I)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio (Class I)

Important Information about the Substitutions.

·	Effective, July 27, 2007, the subaccounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.
·	Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.
·	On the effective date of the substitutions, existing investments and ongoing allocations to a subaccount which invests in a Replaced Fund will be automatically reallocated to the subaccount which invests in the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a
Replaced Fund will be automatically allocated to the corresponding Substitute Fund.
·	The investment objective and policies of each Substitute Fund are the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each
Substitute Fund is more fully described in each Substitute Fund's prospectus.
·	A prospectus for each of the Substitute Funds has previously been sent to you or accompanies this supplement.
 Read these materials carefully before deciding what to do with amounts allocated to subaccounts which invest in the Replaced Funds. Should you need additional prospectuses, please call the number listed in your Contract
Prospectus under "Questions: Contacting the Company."
·	Although the total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund, you should know that the Company and its affiliates expect to collectively receive higher levels of revenue from each Substitute Fund than from the corresponding
 Replaced Fund. This additional revenue is primarily realized in the form of management and service fees the Substitute Funds will pay to certain of the Company’s affiliates (the prospectus applicable to each Substitute Fund details these amounts). By contrast, the corresponding fees of the Replaced Funds are paid to non-ING entities. The Company therefore has a financial incentive to proceed with the substitution.

X.20789636-07	April 2007

ReliaStar Life Insurance Company
Separate Account N
ING Advantage CenturySM
CONTRACT PROSPECTUS - April 30, 2007

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable
Advantage CenturySM (Retail Series) deferred annuity contracts issued by ReliaStar Life Insurance Company (the
Company, we, us, our). They are issued to you, the contract owner, on a nonqualified basis, or in connection with retirement plans qualifying for special treatment under the Internal Revenue Code of 1986, as amended (Tax Code).
Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company.

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Table of Contents...page 3

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

The Funds
American Funds – Growth Fund (Class 2)(1)
American Funds – Growth Income Fund
   (Class 2)(1)
American Funds – International Fund
   (Class 2)(1)
Fidelity® VIP Contrafund® Portfolio
   (Initial Class)
Fidelity® VIP Equity-Income Portfolio
   (Initial Class)
Fidelity® VIP Index 500 Portfolio
   (Initial Class)
Fidelity® VIP Investment Grade Bond
   Portfolio (Initial Class)
Fidelity® VIP Money Market Portfolio
   (Initial Class)
Franklin Small Cap Value Securities Fund
   (Class 2)
ING AllianceBernstein Mid Cap Growth
   Portfolio (Class S)
ING American Century Large Company
   Value Portfolio (I Class)
ING American Century Small-Mid Cap Value
   Portfolio (I Class)
ING Baron Small Cap Growth Portfolio
   (I Class)
ING BlackRock Large Cap Growth Portfolio
   ( Class I)
ING Davis Venture Value Portfolio (I Class)
ING FMRSM Diversified Mid Cap Portfolio
   (Class S)(*)
ING FMRSM Large Cap Growth Portfolio
   (Class I)(*) (2)
ING Fundamental Research Portfolio(I Class)
ING Global Resources Portfolio (Class S)
ING JPMorgan Emerging Markets Equity
   Portfolio (Class S)
ING JPMorgan International Portfolio
   (I Class)
ING JPMorgan Mid Cap Value Portfolio
(I Class)	The Funds (Continued)
ING JPMorgan Small Cap Core Equity
   Portfolio (Class I)(2)
ING Julius Baer Foreign Portfolio (Class S)
ING Legg Mason Partners Aggressive
     Growth Portfolio (I Class)
ING Legg Mason Partners Large Cap Growth
     Portfolio (I Class)
ING Legg Mason Value Portfolio (Class I)
ING Limited Maturity Bond Portfolio
     (Class S)
ING Liquid Assets Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities
     Portfolio (Class I)
ING MFS Total Return Portfolio (Class S)
ING Neuberger Berman Partners Portfolio
     (I Class)
ING OpCap Balanced Value Portfolio
     (I Class)
ING Oppenheimer Global Portfolio (I Class)
ING PIMCO Total Return Portfolio (I Class)
ING Pioneer Equity Income Portfolio
     (Class I)(3)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer High Yield Portfolio (I Class)
ING Pioneer Mid Cap Value Portfolio
     (Class S)
ING Stock Index Portfolio (Class I)
ING T. Rowe Price Capital Appreciation
     Portfolio (Class S)
ING T. Rowe Price Diversified Mid Cap
     Growth Portfolio (I Class)
ING T. Rowe Price Equity Income Portfolio
     (Class S)
ING T. Rowe Price Growth Equity Portfolio
     (I Class)
ING UBS U.S. Large Cap Equity Portfolio
     (I Class)
ING Van Kampen Comstock Portfolio
     (I Class)
ING Van Kampen Equity and Income
Portfolio (I Class)	The Funds (Continued)
ING Van Kampen Growth and Income
   Portfolio (Class S)
ING VP Balanced Portfolio, Inc. (Class I)
ING VP Financial Services Portfolio (Class I)
ING VP Global Science and Technology
   Portfolio (Class I)
ING VP High Yield Bond Portfolio (Class I)
ING VP Index Plus International Equity
   Portfolio (Class S)
ING VP Index Plus LargeCap Portfolio
   (Class I)
ING VP Index Plus MidCap Portfolio (Class I)
ING VP Index Plus SmallCap Portfolio
   (Class I)
ING VP Intermediate Bond Portfolio (Class I)
ING VP International Value Portfolio (Class I)
ING VP MidCap Opportunities Portfolio
   (Class I)
ING VP Real Estate Portfolio (Class I)
ING VP SmallCap Opportunities Portfolio
   (Class I)
ING VP Strategic Allocation Conservative
   Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio
   (Class I)
ING VP Strategic Allocation Moderate
   Portfolio (Class I)
ING VP Value Opportunity Portfolio (Class I)
Lord Abbett Series Fund - Growth and Income
   Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value
   Portfolio (Class VC)
Neuberger Berman AMT Socially Responsive
   Portfolio®
PIMCO VIT Real Return Portfolio
   (Administrative Class)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)
Wanger Select
Wanger U.S. Smaller Companies

(*)	FMR is a service mark of Fidelity Management & Research Company.
(1)	This fund is scheduled to be available on May 7, 2007.
(2)	This fund has changed its name to the name listed above. See Appendix II – Fund Descriptions for a complete list of former and current fund names.
(3)	This fund is scheduled to be available on May 11, 2007.

PRO.100207-07

CONTRACT PROSPECTUS – April 30, 2007 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the “Investment Options” section on page 10, in
Appendix II-Fund Descriptions and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

>	Fixed Account A
>	Fixed Account B
>	Fixed Account C

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New
York. Some funds may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI)
about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the
“Contract Overview-Questions: Contacting the Company” section of the prospectus. The Securities and Exchange
Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, http://www.sec.gov, or at the SEC Public Reference Branch in Washington, D.C. You may call 1-
202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Branch. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Branch, 100 F
Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the
Securities Act of 1933. This number is 333-100207. The SAI table of contents is listed on page 48 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100207-07	2

TABLE OF CONTENTS

Contract Overview:	4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	8
Separate Account N	8
The Company	8
Investment Options	10
Transfers Among Investment Options	11
Purchase and Rights	16
Right to Cancel	17
Fees	18
Your Account Value	23
Withdrawals	25
Loans	26
Systematic Withdrawals	26
Death Benefit	27
The Income Phase	28
Contract Distribution	30
Taxation	34
Other Topics	45
Performance Reporting - Voting Rights - Contract Modifications - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary
Terminations - Reports to Owners

Contents of the Statement of Additional Information	48
Appendix I - The Fixed Accounts	49
Appendix II – Fund Descriptions	51
Appendix III - Condensed Financial Information	CFI - 1

PR0.100207-07	3

Contract Overview

Questions: Contacting the
Company. To answer your
questions, contact your sales
representative or write or call
us at our Administrative
Service Center.

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-
5050
1-877-884-5050

Sending Forms and Written
Requests in Good Order.
If you are writing to change
your beneficiary, request a
withdrawal or for any other
purpose, contact us or your
sales representative to learn
what information is required
for the request to be in "good
order."  Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.
By contacting us, we can
provide you with the
appropriate administrative
form for your requested
transaction.

We can only act upon requests
that are received in good order.	The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design
The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term
“contract” in this prospectus refers to individual fixed and variable annuity contracts.
Who’s Who
You*: The individual who purchases the contract.

Contract Holder*: The person (or non-natural owner) to whom we issue the contract. Generally, you. The contract holder has all rights under the contract.
We may also refer to the contract holder as the contract owner.

We (the Company): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “Purchase and Rights.”

*Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms “you,”
“contract holder,” and “contract owner” apply to these employers, who have all rights under the contracts.
The Contract and Your Retirement Plan
The contracts may be issued on a nonqualified basis (nonqualified contracts), or for use with retirement arrangements under Tax Code sections 403(b), 408,
408A or 457 of the Tax Code (qualified contracts). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.
Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and
Rights.”

Contract Facts
Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death
Benefit” and “The Income Phase."

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax
Code restricts full and partial withdrawals in some circumstances. See
“Withdrawals.”

PR0.100207-07	4

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

Payments to Your Account
STEP 1: You provide us with your completed application and
initial purchase payment. We establish an account for you and		Step 1 ||
credit that account with your initial purchase payment.	ReliaStar Life Insurance Company
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your purchase payment in one	Fixed Interest Option	Separate Account N Variable Investment Options
or more of the following investment options:
(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Separate Account N. Each
one invests in a specific mutual fund.)		The Subaccounts
		A	B	Etc.
STEP 3: Each subaccount you select purchases shares of its		||	Step 3 ||
assigned fund.		Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options (see “The Income Phase”). In general, you may:

>	Receive monthly income phase payments for your life (assuming you are the annuitant); or
>	Receiving monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period; or
>	Receive monthly income phase payments for your life and for the life of another person; and
>	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PR0.100207-07	5

Fee Table
In this Section:
>  Maximum Contract Owner
    Transaction Expenses
>   Annual Maintenance Fee
>   Maximum Separate
     Account Annual Expenses
>   Total Annual Fund
     Operating Expenses
>   Hypothetical Examples
>   Fees Deducted by the
     Funds

Also see the “Fees” section for:
>    How, When and Why Fees
     are Deducted
>    Redemption Fees
>    Reduction, or Elimination
     of Certain Fees
>    Premium and Other Taxes
>    Charge for the Optional
     One-Year Step Up Death
     Benefit Rider

We may have used the
following terms in prior
prospectuses:

Contingent Deferred Sales
Charge-Early Withdrawal
Charge

Annual Contract Charge-
Annual Maintenance Fee

Contract Year-Account Year

Administrative Charge-
Administrative Expense Charge

Reallocation Charge-Transfer
Charge

Texas K-12 TSA Contracts:
Voluntary 403(b) annuity
contracts for employees of K-12
public schools in Texas who
purchased the contract on or
after June 1, 2002. These
contracts meet the requirements
established by the Teachers
Retirement System of Texas in
support of Senate Bill 273.	The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.
Maximum Contract Owner Transaction Expenses
 Early Withdrawal Charge (as a percentage of amount withdrawn)[1]
            Applicable to Texas K-12 TSA contracts........................................................................................
         Applicable to all other contracts......................................................................................................

Partial Withdrawal Processing Fee[2]...........................................................................................................

 Transfer Charge[3].........................................................................................................

 Loan Processing Fee[4] .................................................................................................

Loan Interest Rate Spread (per annum)[5]...................................................................................................	8.0% 7.0% $25.00 $25.00 $25.00 3.0%
[1] The early withdrawal charge for contracts applies to each purchase payment and reduces over time. In certain cases this charge may not apply to a portion or all of your withdrawal. These fees may be waived, reduced or eliminated in certain circumstances.
[2] The Company does not currently impose a partial withdrawal processing fee, but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial withdrawal amount or $25, including partial withdrawals made as a part of a systematic withdrawal program. See “Early Withdrawal Charge” in the “Fees”
   section. See also “Systematic Withdrawals."
[3] The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging program or the account rebalancing program.
[4] This is the maximum fee we would charge. We are not currently charging this fee.
   See “Loans.”
[5] This is the difference between the rate applied and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. See “Loans.”
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Maintenance Fee[6]........................................................................................................................................$30.00
Maximum Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Charge...............................................................................................	1.25%
Administrative Expense Charge.....................................................................................................	0.15%
Optional One-Year Step Up Death Benefit Rider Charge[7]..........................................................	0.15%
Total Maximum Separate Account Annual Expenses.................................................................	1.55%
[6] The Company currently deducts an annual maintenance fee of $30 from the account value, but reserves the right to waive the charge when the account value exceeds
   $25,000. We also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial withdrawals, equal or exceed $5,000.
[7] The 0.15% fee is only charged to contract owners who choose the optional death benefit rider. This rider is not available for contracts issues in the State of Texas.

*State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PR0.100207-07	6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)	0.10%	1.75%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.206%), and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$994	$1,548	$2,015	$3,779	$353	$1,076	$1,820	$3,779

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$994	$1,548	$2,015	$3,779	$353	$1,076	$1,820	$3,779

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution.

PR0.100207-07	7

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts not available ten years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of
Additional Information.

Separate Account N

We established Separate Account N (the separate account) on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of
1940, as amended (the 1940 Act). It also meets the definition of “separate account” under the federal securities laws.
Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life
Insurance Company and ReliaStar Life Insurance Company, the separate account was transferred to ReliaStar Life
Insurance Company.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ReliaStar Life Insurance Company.
All obligations arising under the contract are obligations of ReliaStar Life Insurance Company.

We may, if it is in the best interest of our contract holders:

>	Manage the separate account as a management investment company under the 1940 Act;
>	Deregister the separate account under the 1940 Act, if registration is no longer required;
>	Combine the separate accounts of ReliaStar Life Insurance Company; or
>	Reallocate assets of the separate account to another separate account.

The Company

ReliaStar Life Insurance Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

PR0.100207-07                                                                     8

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office:	Our Administrative Service Center:
20 Washington Avenue South	ING Service Center
Minneapolis, Minnesota 55401	P.O. Box 5050
Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (Northern), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern’s obligations under the contracts.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to
IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities);
and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude.
The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

PR0.100207-07	9

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”)
pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the
Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.
Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Investment Options

The contracts offer variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

>	Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our administrative service center at the address and phone number listed in “Contract Overview-Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

Selecting Investment Options
•          Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
•          Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “Other Topics-Contract Modifications - Addition,
Deletion or Substitution of Fund Shares.” Some subaccounts or fixed interest options may not be available in all contracts or in some states.

PR0.100207-07	10

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed-bought for annuities and life insurance.
>	Shared-bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds which are involved in the conflict.

Transfers Among Investment Options

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

PR0.100207-07                                                                            11

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other Company variable annuity contracts and variable life insurance policies that you own. It may also be extended to other variable contracts and variable policies that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract owner’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization, individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

Except as noted below with respect to Paul M. Prusky, the Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Since late 2003, we have been engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and the Company. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain Company variable life insurance policies (“market timing”). Beginning in late 2003, the Company refused to accept electronic trading instructions from Prusky because of violations of our excessive trading policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”)
ordered the Company to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.”

PR0.100207-07                                                                12

(Order Granting in Part Summary Judgment, Paul M. Prusky, et.al v. ReliaStar Life Insurance Company, Civil
Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007
(“Order”)). The Company is considering its legal options in light of the Order; however, in the meantime, the
Company must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that Company variable life insurance policies owned by Prusky allow the Company to enforce conditions on trading imposed by the funds in which Company subaccounts invest.
(Memorandum Accompanying the Order, at pp.9-10.) The Company will enforce all fund-imposed conditions on trading consistent with the Order. Prusky’s Company policies include subaccounts which invest in the following funds, which are available through this contract. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

American Funds – Growth Fund
American Funds – Growth Income Fund
American Funds – International Fund
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Equity-Income Portfolio
ING AllianceBernstein Mid Cap Growth Portfolio
ING Baron Small Cap Growth Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING FMRSM Large Cap Growth Portfolio
ING Global Resources Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JP Morgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING MFS Total Return Portfolio
ING Neuberger Berman Partners Portfolio
ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Growth and Income Portfolio
ING VP Balanced Portfolio, Inc.
ING VP High Yield Bond Portfolio
ING VP Index Plus International Equity Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio
Neuberger Berman AMT Socially Responsive Portfolio®

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract owners before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund's trading policies. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

PR0.100207-07                                                                       13

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

Option One:

>	You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A, or Fixed Account C, to any of the other subaccounts or to Fixed Account A or
Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not
allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or from any other fixed option.

>	Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:

>	You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.

>	Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

>	To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.

>	Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed, subject to certain conditions. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview-Questions:
Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow).
Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

PR0.100207-07                                                                     14

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “Contract Overview-Questions: Contacting the Company.” You
must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in “Contract
Overview -- Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least
$10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of
Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I, The
Fixed Accounts.

PR0.100207-07                                                           15

Purchase and Rights
Valuation Date: Any day that the New York Stock Exchange is open for trading.	Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as
401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase.
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval we will issue a contract and set up an account for the contract holder under the contract.

For nonqualified contracts, the following purchase payment methods are allowed: > One lump sum; > Periodic payments; or > Transfer under Tax Code section 1035.

For qualified contracts, the following purchase payment methods are allowed:
>   One lump sum;
>   Periodic payments; or
>   Rollover or transfer payments, as permitted by the Tax Code. Currently the contracts do not allow rollovers from a 401(a), 401(k), 403(b) or Roth
403(b) plan, or from an IRA into contracts used with 457 plans.

Contributions to a Roth 403(b) contract must be made by salary reduction (to the extent allowed by the contract), paid to us on your behalf, as permitted by the Tax Code.

The minimum amount we will accept as a lump-sum purchase payment is
$5,000 and periodic purchase payments may not be less than $50. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

PR0.100207-07                                                                 16

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. See “Right to Cancel.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule or early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated

PR0.100207-07                                                                      17

among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

For contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the account value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

Fees
Types of Fees
There are four types of fees
or deductions that may affect
your account.

TRANSACTION FEES
>  Early Withdrawal
   Charge
>  Annual Maintenance Fee
>  Transfer Charge
>  Redemption Fees

FEES DEDUCTED FROM
INVESTMENTS IN THE
SEPARATE ACCOUNT
>   Mortality and Expense
    Risk Charges
>   Administrative Expense
    Charge
>   Optional One-Year Step
    Up Death Benefit Rider
    Charge

FUND FEES AND
EXPENSES

PREMIUM AND OTHER
TAXES

Account Year/Account
Anniversary: A period of 12
months measured from the
date we established your
account and each anniversary
of this date. Account
anniversaries are measured
from this date.

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.
TRANSACTION FEES Early Withdrawal Charge Withdrawals of all or a portion of your account value may be subject to a charge.
Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.
Years from Receipt of Purchase Payment Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	Early Withdrawal Charge (as Percentage of Purchase Payments)[1] 7.0% 7.0% 6.0% 5.0% 4.0% 2.0% 0.0%
[1] For qualified contracts, the early withdrawal charge will be 0.0% after the twelfth account year. For contracts issued in Utah after May 6, 2003, the withdrawal charge will be 0.0% after the tenth account year.
Early Withdrawal Charge Applicable to Texas K-12 TSA Contracts
Years from Receipt of Purchase Payment Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	Early Withdrawal Charge (as Percentage of Purchase Payments)[2] 8.0% 7.0% 6.0% 5.0% 4.0% 2.0% 0.0%
[2] Ten years from the original issue date the withdrawal charge will go to zero regardless of the table above.

PR0.100207-07                                                                       18

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5.0% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is the greater of:

>	Earnings; or
>	10% of purchase payments subject to the early withdrawal charge, as of the last account anniversary.

You may take four free withdrawals each account year. If the first withdrawal in an account year exceeds the free withdrawal amount, the excess is subject to an early withdrawal charge. If the first withdrawal in an account year equals the free withdrawal amount, any other withdrawals made during that account year may be subject to an early withdrawal charge.

If the first withdrawal in an account year is less than the free withdrawal amount, any unused percentage of the free withdrawal amount may be applied against three additional withdrawals during the account year.

The unused percentage of the free withdrawal amount is computed by us on the date of any withdrawal request made during an account year based on:

[Greater of A or B] - C

Where:
A = Earnings
B = 10% of purchase payments subject to early withdrawal charges as of the beginning of the account year; and
C = Any prior withdrawals made during the same account year period.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>	Used to provide income phase payments to you;
>	Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or
>	Paid upon termination of your account by us (see “Other Topics - Involuntary Terminations”).

Partial Withdrawal Processing Fee. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2.0% of the amount withdrawn or $25.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

PR0.100207-07                                                                     19

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. We may also waive this charge where the annual purchase payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract.

>	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
>	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs
>	that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

PR0.100207-07                                                                   20

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional One-Year Step Up Death Benefit Rider Charge

If you have purchased the optional one-year step up death benefit rider, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly. See
“Death Benefit - Optional One-Year Step Up Death Benefit Rider.” This rider is not available for contracts issued in the State of Texas.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>	The size and type of group to whom the contract is offered;
>	The type and frequency of administrative and sales services provided;
>	The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
>	Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses that may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PR0.100207-07                                                                       21

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contracts.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2006, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity Investments	5.	Franklin Templeton Investments
2.	Neuberger Berman, LLC	6.	Pioneer Investments
3.	Columbia Wanger Asset Management	7.	American Funds
4.	PIMCO Funds	8.	Lord Abbett Funds

Some of the fund families listed above may not have paid any amounts in 2006 to the Company or its affiliates in connection with the Company’s registered variable annuity contracts. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.

PR0.100207-07                                                                        22

In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials;
targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and
opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

Your Account Value

During the accumulation phase your account value at any given time equals:

>	The current dollar value of amounts invested in the subaccounts; plus
>	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount’s units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PR0.100207-07	23

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock
Exchange are $10 for Subaccounts A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment
	Step 1 ||		Step 1: You make an initial purchase payment of $5,000.
ReliaStar Life Insurance Company
Step 2 ||	Step 2:
A. You direct us to invest $3,000 in Fund A. The purchase
  payment purchases 300 accumulation units of
  Subaccount A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase
  payment purchases 100 accumulation units of
  Subaccount B ($2,000 divided by the current $20 AUV).

Separate Account N
Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
||	Step 3 ||		Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).
Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

PR0.10020 -07                                                                           24

Withdrawals
Subject to any applicable retirement plan or Tax Code restrictions (see
“Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value at any time during the accumulation phase. No withdrawals
are permitted from Fixed Account C.	Taxes, Fees and Deductions
Amounts withdrawn may be
subject to one or more of the
following:
>   Early Withdrawal Charge
>   Annual Maintenance Fee
    (see “Fees-Annual
    Maintenance Fee)
>   Processing Fee
>   Redemption Fees (see
    “Fees-Redemption
    Fees”)
>   Tax Penalty (see
    “Taxation”)
>   Tax Withholding (see
    “Taxation”)

To determine which may
apply to you, refer to the
appropriate sections of this
prospectus, contact your
sales representative or call us
at the number listed in
“Contract Overview-
Questions: Contacting the
Company.”

Withdrawal Value: Your
account value less any
outstanding loan balance and
early withdrawal charge.

Steps for Making A Withdrawal
> (1) (2) > >	Select the withdrawal amount.

Full Withdrawals: You will receive your withdrawal value, reduced by any applicable tax, redemption fees, and maintenance fees.

Partial Withdrawals: You may request withdrawal of either:

A gross amount, in which case the applicable early withdrawal charge, redemption fees, and taxes will be deducted from the gross amounts requested; or

A specific amount after deduction of the applicable early withdrawal charge, redemption fees, and taxes.
Requests for partial withdrawals are subject to the following conditions:
> > > > > >	The minimum amount of any partial withdrawal must be $1,000;
The account value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
We may charge a processing fee of $25 or, if less, 2.0% of the amount partially surrendered;
Unless otherwise agreed to by us, we will withdraw dollars the same proportion as the values you hold in the investment options in which you have an account value; and
You must properly complete a disbursement form and deliver it to our
Administrative Service Center.
Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.
>	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
(1) Salary reduction contributions made after December 31, 1988; and
(2)	Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1,
1989, may not be distributed in the case of hardship.
>	Participants in the Texas Optional Retirement Program. You may not
receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with
Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited.
These restrictions are imposed by reason of the Texas Attorney
General’s interpretation of Texas law.
>	401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

PR0.100207-07                                                                                    25

Calculation of Your Withdrawal. We determine your account value every normal business day that the New York
Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices. We reserve the right not to grant a loan request if you have an outstanding loan in default.
Loans are not available from nonqualified contracts, IRAs, 457, or Roth 403(b) contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate applied and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Systematic Withdrawals
Features of a Systematic
Withdrawal
A systematic withdrawal
allows you to receive regular
payments from your contract
without moving into the
income phase. By remaining
in the accumulation phase,
you retain certain rights and
investment flexibility not
available during the income
phase. Because the account
remains in the accumulation
phase, all accumulation
phase charges continue to
apply.	A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect.
We may add additional systematic withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in “Contract Overview-Questions: Contacting the
Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges.
Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See
“Taxation.”

PR0.100207-07                                                                  26

Death Benefit
During the Accumulation Phase	This section provides
information about the death
benefit during the
accumulation phase. For death
benefit information applicable
to the income phase, see “The
Income Phase.”

Terms to Understand

Account Year/Account
Anniversary: A period of 12
months measured from the
date we established your
account and each anniversary
of this date. Account
anniversaries are measured
from this date.

Annuitant(s): The person(s)
on whose life(lives) or life
expectancy(ies) the income
phase payments are based.

Beneficiary(ies): The
person(s) or entity(ies) entitled
to receive death benefit
proceeds under the contract.

Claim Date: The date proof of
death and the beneficiary’s
right to receive the death
benefit are received in good
order at our administrative
service center. Please contact
our Administrative Service
Center to learn what
information is required for a
request for payment of the
death benefit to be in good
order. Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.

Contingent Beneficiary: The
person(s) or entity(ies)
designated to receive death
benefit proceeds under the
contract if no beneficiary is
alive when the death benefit is
due.

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or in certain circumstances, annuitant dies.
Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “Contract Overview-Questions:
Contacting the Company”), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Death Benefit Amount
If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person in connection with a 457 plan) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the account value less any outstanding loan balance; (2) the sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses); or (3) the account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the
6th , 12th , 18th , etc. account anniversary), adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses) since that anniversary. If you or the annuitant, as described above, die after age 80, your beneficiary will receive the greater of (1) or (2) above.

If your contract is a nonqualified contract owned by a non-natural person and the annuitant dies, the beneficiary will receive the account value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can the optional one-year step-up death benefit be purchased.
For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable.

Optional One-Year Step Up Death Benefit Rider
For an additional charge, you can purchase a rider that enables you to change the sixth account anniversary immediately preceding your death, in option (3)
above, to the anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.
Payment of the Death Benefit Before Income Phase Payments Begin:
The beneficiary may choose one of the following three methods of payment:
(1) Receive a lump-sum payment equal to all or a portion of the account value;
or

PR0.100207-07                                                                          27

(2)	Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

(3)	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules (see “Taxation of Qualified
Contracts-Required Minimum Distributions Upon Death”). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. An exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“Taxation.”

The Income Phase
We may have used the following term in prior prospectuses: Annuity Provisions-Income Phase Annuity Payout Selection- Income Phase Payment Option Annuity Payout-Income Phase Payment	During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:
> Payment start date;
> Income phase payment option (see the income phase payment options table in this section); and
> Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments
Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

PR0.100207-07                                                                       28

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of
Additional Information. See “Contract Overview-Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3.0% . If the investment performance of the subaccounts you selected exceeds 3.0%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3.0%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

PR0.100207-07                                                                              29

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income with Payments Guaranteed for 10 Years*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
10 years (120 months).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income-Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.
Death Benefit-None: All payments end upon the death of both annuitants.
*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Contract Distribution

General

Effective January 1, 2004, our affiliate, ING Financial Advisers, LLC, began serving as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers is also a member of the National Association of Securities Dealers, Inc.
(NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

PR0.100207-07                                                                                 30

Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (“WSSI”), a
Minnesota corporation and an affiliate of the Company.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as “distributors.” All registered representatives selling the contract must be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.
Directed Services LLC
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Markets LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Investment Management Services LLC
ING Private Wealth Management LLC
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of
6.75% of the payments to an account. Asset-based compensation of up to 1.00% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

PR0.100207-07                                                                        31

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;

• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	ING Financial Partners, Inc.	14)	Brecek & Young Advisors, Inc.
2)	Lincoln Investment Planning, Inc.	15)	FSC Agency, Inc.
3)	PlanMember Securities Corporation	16)	Mutual Service Corporation
4)	Great American Advisors, Inc.	17)	AIG Financial Advisors Inc.
5)	T.S. Phillips Investments, Inc.	18)	Raymond James Financial Services, Inc.
6)	Linsco/Private Ledger Corp.	19)	Sammons Securities Company, LLC
7)	GLP Investment Services, LLC	20)	National Planning Corporation
8)	Legend Equities Corporation	21)	OneAmerica Securities, Inc.
9)	Royal Alliance Associates, Inc.	22)	USAllianz Securities Inc.
10)	Stuart Financial Corp.	23)	Securities America, Inc.
11)	Veritrust® Financial, L.L.C.	24)	Woodbury Financial Services, Inc.
12)	GWN Securities, Inc.	25)	cfd Investments, Inc.
13)	Centaurus Financial, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be fourth on the list.

PR0.100207-07                                                                32

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PR0.100207-07                                                                         33

TAXATION
In this Section

I. Introduction

II. Taxation of Nonqualified
Contracts

III. Taxation of Qualified
Contracts

IV. Tax Consequences of
Enhanced Death Benefits

V. Possible Changes in
Taxation

VI. Taxation of the Company

When consulting a tax adviser,
be certain that he or she has
expertise in the Tax Code
sections applicable to your tax
concerns.
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

For more comprehensive information contact the Internal Revenue Service
(IRS).

Types of Contracts: Nonqualified or Qualified
The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code sections 403(b), 408, 408A, or 457(b). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution
Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.

PR0.100207-07                                                                    34

Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the account value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.
When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 95) it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817 -5, which affects how the funds’ assets may be invested. If it is determined that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions
General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following.

a)	You have attained age 59½;
b)	You have become disabled as defined in the Tax Code;
c)	You (or the annuitant if the contract owner is a non-natural person) have died;
d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

PR0.100207-07                                                                          35

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes as coming:

• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract”; and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity.
Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

>	After you begin receiving income phase payments under the contract; or
>	Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

PR0.100207-07                                                                   36

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) and Roth 403(b) plans, Tax Code section
457(b) plans, and as IRAs under Tax Code section 408 and Roth IRAs under Tax Code section 408A (qualified contracts). They may also be issued as nonqualified contracts for use with Tax Code section 401(a) or 401(k) plans.
(We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans.

PR0.100207-07                                                                   37

Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b)
tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In November 2004, the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-
salary reduction contribution amounts, as well as other changes.

Section 401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

PR0.100207-07                                                                            38

Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish
Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide
IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408 of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth
403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $45,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), 403(b), or Roth 403(b) plan to generally no more than $15,500. Contribution limits are subject to annual adjustments for cost-of-living increases.
Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $15,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

PR0.100207-07                                                                               39

The $15,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 401(k),
403(b), Roth 403(b), or a 457(b) plan of governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a required public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

• part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
• a required minimum distribution under Tax Code section 401(a)(9);
• a hardship withdrawal;
• otherwise excludable from income; or
• not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

PR0.100207-07                                                                             40

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from you 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section
403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) contract only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) contract and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) contract is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:

          a) the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b)
          contract established for you under the same applicable retirement plan as defined in Tax Code section
          402A; or

          b) if a rollover contribution was made from a designated Roth 403(b) contract previously established for you under another applicable retirement plan, the first taxable year for which you made a designated
          Roth 403(b) contribution to such previously established contract; and

2. The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

>	The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the
Tax Code;
>	You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code; or
>	The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

PR0.100207-07                                                                            41

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and
403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The
10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

>	Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
>	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and 403(b) plans listed above also apply to a distribution from a
Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.
The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (including 401(a), 401(k), 403(b), governmental 457(b) plans, and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans and
IRAs)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

>	Under 401(a), 401(k), and governmental 457(b) plans, you are a 5.0% owner, or
>	The contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
>	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

PR0.100207-07                                                                       42

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans, IRAs, and
Roth IRAs)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by
December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.
The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b), Roth 403(b) and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

PR0.100207-07                                                                              43

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans of non-governmental employers.

Assignment and Other Transfers.

401(a), 401(k), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

IRAs and Roth IRAs. The Tax Code does not all a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

IV. Tax Consequences of Enhanced Death Benefits

The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

V. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PR0.100207-07                                                                            44

Other Topics
Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>	standardized average annual total returns; and
>	non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract, including any changes required to maintain the contract as a designated Roth annuity contract under the Tax Code, regulations,
IRS rulings and requirements. Certain changes will require the approval of appropriate state or federal regulatory authorities.

PR0.100207-07                                                                          45

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

>	The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the
Company.
>	The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.
If the shares of a fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.
>	The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.
>	The Company may make any changes required by the 1940 Act.
In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:

>	Applicable Federal and state laws and regulations.
>	Notice to contract owners.
>	Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

>	On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
>	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
>	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PR0.100207-07                                                                           46

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

>	The entire account value is withdrawn on or before income phase payments begin; or
>	The outstanding loan balance equals or exceeds the account value.

Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview-Questions:
Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

PR0.100207-07                                                                      47

Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI:

General Information and History		2
Separate Account N		2
Offering and Purchase of Contracts		4
Income Phase Payments		4
Sales Material and Advertising		6
Independent Registered Public Accounting Firm		6
Financial Statements of Separate Account N		S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		F-1

You may request an SAI by calling our administrative service center at the number listed in “Contract Overview - Questions:
Contacting the Company” or by returning this request to our administrative service center at the address listed in “Contract
Overview-Questions: Contacting the Company.”

Your name _______________________________________________________________________________________

Address ____________________________________________________________________________

City _____________________________	State __________________	Zip ___________________

Please send me a copy of the Separate Account N Advantage CenturySM Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus or accompanying fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

PR0.100207-07                                                                             48

                                                    Appendix I
                                             The Fixed Accounts

General Disclosure.

>	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
>	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
>	All or a portion of your purchase payments may be allocated to the fixed accounts.
Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
>	The fixed accounts have not been registered as investment companies under the Investment Company Act of
1940.
>	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
>	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
Additional information about the fixed accounts may be found in the contracts.

Interest Rates.

>	The fixed accounts have an interest rate that is set periodically by the Company. The minimum guaranteed interest rate is set forth in the contract. We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed account are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a premium is deposited. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12 month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

>	There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

>	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:

>	Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).

>	Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
>	Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).
>	Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

PR0.100207-07                                                                               49

Transfers of amounts in Fixed Account C to the subaccounts are subject to the following conditions:

>	Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.
>	If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
>	You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
>	If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you.
Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.
Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from
Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. (See “Transfers Amount Investment Options-The Dollar
Cost Averaging Program.”)

>	Only automatic transfers of 100% of interest earned in Fixed Account B are allowed, and transfers to Fixed
Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.
>	To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account
B account value becomes less than $5,000.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Loans. Loans are not allowed from Fixed Account C. (See “Loans.”)

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any early withdrawal charge and annual maintenance fee (see “Fee Table” and “Fees”).

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PR0.100207-07                                                                           50

Appendix II
Fund Descriptions

List of Fund Name Changes
Current Fund Name	Former Fund Name
ING FMRSM Large Cap Growth Portfolio	ING FMRSM Earnings Growth Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING JPMorgan Small Cap Equity Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund	Capital Research and Management Company	Seeks growth of capital by investing primarily in U.S. common stocks.
American Funds Insurance Series® – Growth Income Fund	Capital Research and Management Company	Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
American Funds Insurance Series® – International Fund	Capital Research and Management Company	Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.
Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio	Fidelity Management &
Research Company

Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
	Limited	Seeks long-term capital appreciation.

PR0.100207-07                                                                    51

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio	Fidelity Management &
Research Company

Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
achieve a yield which exceeds the composite
yield on the securities comprising the Standard
& Poor’s 500SM Index (S&P 500® ).

Fidelity® Variable Insurance Products - Fidelity® VIP Index 500 Portfolio	Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC (GeodeSM ); FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® .
Fidelity® Variable Insurance Products - Fidelity® VIP Investment Grade Bond Portfolio	Fidelity Management &
Research Company

Subadvisers: Fidelity
Investments Money
Management, Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
	(U.K.) Limited	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® Variable Insurance Products - Fidelity® VIP Money Market Portfolio	Fidelity Management &
Research Company

Subadvisers: Fidelity
Investment Money
Management, Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
	(U.K.) Limited	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC	Seeks long-term total return.
ING Investors Trust - ING AllianceBernstein Mid Cap Growth Portfolio	Directed Services LLC Subadviser: AllianceBernstein, L.P.	Seeks long-term growth of capital. The Portfolio’s investment objective in not fundamental and may be changed without a shareholder vote.

PR0.100207-07                                                               52

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. - ING American Century Large Company Value Portfolio	Directed Services LLC Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. - ING American Century Small-Mid Cap Value Portfolio	Directed Services LLC Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. - ING Baron Small Cap Growth Portfolio	Directed Services LLC Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Investors Trust – ING BlackRock Large Cap Growth Portfolio	Directed Services LLC Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.
ING Partners, Inc. - ING Davis Venture Value Portfolio	Directed Services LLC Subadviser: Davis Selected Advisers, L.P. (Davis)	A non-diversified portfolio that seeks long-term growth of capital.
ING Investors Trust - ING FMRSM Diversified Mid Cap Portfolio* *FMR is a service mark of Fidelity Management & Research Company	Directed Services LLC Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING FMRSM Large Cap Growth Portfolio* *FMR is a service mark of Fidelity Management & Research Company	Directed Services LLC Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Partners, Inc. - ING Fundamental Research Portfolio	Directed Services LLC Subadviser: ING Investment Management Co. (ING IM)	Seeks to maximize total return through investments in a diversified portfolio of common stocks.
ING Investors Trust – ING Global Resources Portfolio	Directed Services LLC Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.
ING Investors Trust - ING JPMorgan Emerging Markets Equity Portfolio	Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

PR0.100207-07                                                                        53

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. - ING JPMorgan International Portfolio	Directed Services LLC Subadviser: J.P. Morgan Asset Management (U.K.) Limited (JPMAM(UK))	Seeks long-term growth of capital.
ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio	Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)	A non-diversified portfolio that seeks growth from capital appreciation.
ING Investors Trust - ING JPMorgan Small Cap Core Equity Portfolio	Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING Julius Baer Foreign Portfolio	Directed Services LLC Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Partners Inc. - ING Legg Mason Partners Aggressive Growth Portfolio	Directed Services LLC Subadviser: ClearBridge Advisors, LLC (ClearBridge)	Seeks long-term growth of capital.
ING Partners, Inc. - ING Legg Mason Partners Large Cap Growth Portfolio	Directed Services LLC Subadviser: ClearBridge Advisors, LLC (ClearBridge)	Seeks long-term capital appreciation.
ING Investors Trust - ING Legg Mason Value Portfolio	Directed Services LLC Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING Limited Maturity Bond Portfolio	Directed Services LLC Subadviser: ING Investment Management Co.	Seeks highest current income consistent with
low risk to principal and liquidity and
secondarily, seeks to enhance its total return
through capital appreciation when market
factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
ING Investors Trust - ING Liquid Assets Portfolio	Directed Services LLC Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING Investors Trust - ING Lord Abbett Affiliated Portfolio	Directed Services LLC Subadviser: Lord Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.

PR0.100207-07                                                                           54

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust - ING Marsico Growth Portfolio	Directed Services LLC Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Investors Trust - ING Marsico International Opportunities Portfolio	Directed Services LLC Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING MFS Total Return Portfolio	Directed Services LLC Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
consistent with the prudent employment of
capital. Secondarily seeks reasonable
opportunity for growth of capital and income.

ING Partners, Inc. - ING Neuberger Berman Partners Portfolio	Directed Services LLC Subadviser: Neuberger Berman Management Inc. (Neuberger Berman)	Seeks capital growth.
ING Partners, Inc. - ING OpCap Balanced Value Portfolio	Directed Services LLC Subadviser: Oppenheimer Capital LLC (OpCap)	Seeks capital growth, and secondarily, investment income.
ING Partners, Inc. - ING Oppenheimer Global Portfolio	Directed Services LLC Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.
ING Partners, Inc. - ING PIMCO Total Return Portfolio	Directed Services LLC Subadviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Investors Trust - ING Pioneer Equity Income Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks current income and long-term growth of
capital from a portfolio consisting primarily of
equity securities of U.S. corporations that are
expected to produce income. The Portfolio’s
investment objective is not fundamental and
may be changed without a shareholder vote.
ING Investors Trust - ING Pioneer Fund Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Partners, Inc. - ING Pioneer High Yield Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.

PR0.100207-07                                                                  55

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust - ING Pioneer Mid Cap Value Portfolio	Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING Stock Index Portfolio	Directed Services LLC Subadviser: ING Investment Management Co.	Seeks total return. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.
ING Investors Trust - ING T. Rowe Price Capital Appreciation Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING Partners, Inc. - ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.
ING Investors Trust - ING T. Rowe Price Equity Income Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio	Directed Services LLC Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio	Directed Services LLC Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. - ING Van Kampen Comstock Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks capital growth and income.
ING Partners, Inc. - ING Van Kampen Equity and Income Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Investors Trust - ING Van Kampen Growth and Income Portfolio	Directed Services LLC Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize investment return,
consistent with reasonable safety of principal,
by investing in a diversified portfolio of one or
more of the following asset classes: stocks,
bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.

PR0.100207 -07                                                                           56

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Products Trust - ING VP Financial Services Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, LLC	Seeks long-term capital appreciation.
ING Variable Products Trust - ING VP High Yield Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING Investors Trust - ING VP Index Plus International Equity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return
performance of the Morgan Stanley Capital
International Europe Australasia and Far East®
Index (“MSCI EAFE® Index”), while
maintaining a market level of risk. The
Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.
ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING Variable Products Trust - ING VP International Value Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Variable Products Trust - ING VP MidCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

PR0.100207-07                                                                         57

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Products Trust - ING VP Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified portfolio that seeks total return. This objective is not fundamental and may be changed without a shareholder vote.
ING Variable Products Trust - ING VP SmallCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with
preservation of capital. Managed for investors
primarily seeking total return consistent with
capital preservation who generally have an
investment horizon exceeding 5 years and a low
level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and
capital appreciation, both realized and
unrealized). Managed for investors seeking a
balance between income and capital
appreciation who generally have an investment
horizon exceeding 10 years and a moderate
level of risk tolerance.
ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Neuberger Berman Advisers Management Trust (AMT) -- Socially Responsive Portfolio®	Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.
PIMCO Variable Insurance Trust - Real Return Portfolio	Pacific Investment Management Company LLC (PIMCO)	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Variable Contracts Trust – Pioneer Equity Income VCT Portfolio	Pioneer Investment Management, Inc.	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PR0.100207-07                                                                             58

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.	Seeks maximum total return through a combination of income and capital appreciation.
Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.	A nondiversified fund that seeks long-term growth of capital.
Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.	Seeks long-term growth of capital.

PR0.100207-07                                                                        59

APPENDIX III CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006 the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006 the “Value at beginning of period” shown is the value at first date of investment.
TABLE I
(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP CONTRAFUND® PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$28.04 $30.89 3,421,204	$24.32 $28.04 3,608,230	$21.36 $24.32 3,603,532	$16.86 $21.36 3,473,244	$18.8595 $16.86 3,239,790	$21.7958 $18.8595 3,526,209	$23.67 $21.7958 3,586,664	$19.3181 $23.67 3,267,496	$15.0718 $19.3181 2,090,469	$12.3119 $15.0718 1,124,760

FIDELITY® VIP EQUITY-INCOME PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$21.32 $25.27 2,564,189	$20.42 $21.32 3,055,591	$18.57 $20.42 3,309,785	$14.45 $18.57 3,212,895	$17.6426 $14.45 2,751,230	$18.8258 $17.6426 2,446,660	$17.6078 $18.8258 2,062,886	$16.7931 $17.6078 2,145,169	$15.2559 $16.7931 1,850,470	$12.0764 $15.2559 1,040,329

FIDELITY® VIP INDEX 500 PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$21.41 $24.43 5,170,714	$20.71 $21.41 5,734,832	$18.98 $20.71 6,284,312	$14.99 $18.98 6,480,374	$19.5549 $14.99 6,274,396	$22.5627 $19.5549 6,125,723	$25.2271 $22.5627 5,629,481	$21.2285 $25.2271 4,831,869	$16.7757 $21.2285 3,336,587	$12.8201 $16.7757 1,310,992

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (From April 30, 1999) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$13.46 $13.85 1,602,378	$13.36 $13.46 1,791,726	$12.97 $13.36 1,902,345	$12.50 $12.97 1,946,453	$11.4878 $12.50 2,004,503	$10.7415 $11.4878 1,202,541	$9.7937 $10.7415 489,844	$0.00 $9.7937 222,858

FIDELITY® VIP MONEY MARKET PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.82 $13.26 889,566	$12.62 $12.82 1,016,753	$12.64 $12.62 1,120,186	$12.69 $12.64 1,566,100	$12.6567 $12.69 4,122,075	$12.3196 $12.6567 2,258,455	$11.7504 $12.3196 1,270,337	$11.3294 $11.7504 1,144,601	$10.8926 $11.3294 605,376	$10.4712 $10.8926 446,458

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.97 $12.66 98,655	$9.89 $10.97 23,199

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$12.72 $12.77 30,454	$11.80 $12.72 732

CFI 1

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.63 $12.53 11,557	$10.04 $10.63 4,108

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.43 $10.12 2,009,838	$9.74 $10.43 2,278,611

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (From October 25, 2002) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$17.11 $19.53 87,319	$16.04 $17.11 86,051	$13.38 $16.04 66,036	$9.99 $13.38 17,928	$0.00 $9.99 129

ING BARON SMALL CAP GROWTH PORTFOLIO (From October 25, 2002) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$17.75 $20.23 145,532	$16.73 $17.75 110,338	$13.22 $16.73 51,186	$10.02 $13.22 25,188	$0.00 $10.02 128

ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.05 $12.45 33,120	$10.95 $11.05 3,065

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$12.03 $13.27 52,422	$11.07 $12.03 2,689

ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$10.16 $10.10 7,641,529

ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.04 $12.25 204,267	$10.57 $11.04 288,863

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$13.69 $18.33 283,868	$10.05 $13.69 127,852

CFI 2

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.21 $13.50 19,038	$10.00 $11.21 2,749

ING JPMORGAN MID CAP VALUE PORTFOLIO (From January 21, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$16.46 $18.97 317,559	$15.36 $16.46 312,966	$12.88 $15.36 176,531	$9.97 $12.88 47,245

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.50 $13.26 2,879,062	$10.25 $11.50 6,712

ING JULIUS BAER FOREIGN PORTFOLIO (From May 25, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$13.28 $16.91 497,461	$11.67 $13.28 248,784	$9.74 $11.67 168,617

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.93 $12.97 2,194,873	$11.35 $11.93 779

ING LEGG MASON PARTNERS LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.43 $11.74 7,692	$10.37 $11.43 5,591

ING LEGG MASON VALUE PORTFOLIO (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.50 $12.11 61,041	$10.45 $11.50 55,371

ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.03 $10.27 977,628	$10.01 $10.03 5,825

ING LIQUID ASSETS PORTFOLIO (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.13 $10.49 11,399	$10.01 $10.13 142,410

CFI 3

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING LORD ABBETT AFFILIATED PORTFOLIO (Funds were first received in this option during June 2006) Value at beginning of period Value at end of period
$9.71 $10.78

ING MARSICO GROWTH PORTFOLIO (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.48 $11.88 39,937	$10.55 $11.48 24,051

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$12.44 $15.24 1,983,457	$10.08 $12.44 12,685

ING MFS TOTAL RETURN PORTFOLIO (From June 9, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.54 $13.84 384,646	$12.36 $12.54 468,412	$11.28 $12.36 270,367	$10.50 $11.28 35,106

ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$9.73 $10.77 1,848,707

ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.79 $11.78 14,071	$10.22 $10.79 4,558

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS) (From February 6, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$16.78 $19.52 3,211,990	$14.98 $16.78 3,170,562	$13.18 $14.98 43,488	$9.55 $13.18 20,002

ING PIMCO TOTAL RETURN PORTFOLIO (From January 16, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.80 $11.10 314,916	$10.70 $10.80 289,177	$10.37 $10.70 129,090	$10.06 $10.37 64,909

ING PIONEER FUND PORTFOLIO (Funds were first received in this option during November 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.98 $12.64 4,539	$10.72 $10.98 17

CFI 4

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$10.04 $10.56 19,571

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.90 $12.07 5,247	$10.07 $10.90 4,589

ING STOCK INDEX PORTFOLIO (Funds were first received in this option during June 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.46 $11.91 20,317	$10.01 $10.46 2,320

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.01 $12.45 533,084	$10.12 $11.01 198,482

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.11 $11.95 5,458,320	$9.51 $11.11 3,048,458

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (From May 2, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$14.12 $16.58 320,419	$13.78 $14.12 311,284	$12.16 $13.78 234,549	$10.13 $12.16 45,174

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (From February 25, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$14.50 $16.20 194,623	$13.85 $14.50 171,611	$12.77 $13.85 110,800	$9.45 $12.77 41,737

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.24 $12.69 454,545	$10.34 $11.24 1,561

CFI 5

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VAN KAMPEN COMSTOCK PORTFOLIO (From October 25, 2002) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$15.04 $17.24 332,436	$14.70 $15.04 291,793	$12.76 $14.70 145,290	$9.96 $12.76 34,667	$0.00 $9.96 128

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.89 $12.10 1,316,257	$10.16 $10.89 28,744

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$11.13 $12.73 1,647,437	$10.19 $11.13 12,931

ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.64 $11.54 137,182	$10.63 $10.64 3,005

ING VP FINANCIAL SERVICES PORTFOLIO (From May 17, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.80 $13.67 22,461	$11.11 $11.80 7,610	$9.69 $11.11 3,427

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (From May 13, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$11.78 $12.46 17,294	$10.69 $11.78 6,906	$9.85 $10.69 8,272

ING VP HIGH YIELD BOND PORTFOLIO (From August 8, 1997) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.01 $10.84 537,405	$10.01 $10.01 547,437	$9.40 $10.01 1,330,817	$8.12 $9.40 1,405,266	$8.334 $8.12 544,596	$8.3939 $8.334 612,472	$9.6332 $8.3939 597,868	$10.0942 $9.6332 834,113	$10.1766 $10.0942 885,662	$10.00 $10.1766 105,615

CFI 6

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
$9.98 $10.85 98,105

ING VP INDEX PLUS LARGECAP PORTFOLIO (From January 21, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$13.96 $15.77 296,022	$13.43 $13.96 130,910	$12.32 $13.43 84,437	$9.97 $12.32 24,260

ING VP INDEX PLUS MIDCAP PORTFOLIO (From January 21, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$16.39 $17.69 585,359	$14.95 $16.39 494,201	$13.01 $14.95 163,203	$9.88 $13.01 38,815

ING VP INDEX PLUS SMALLCAP PORTFOLIO (From January 21, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$16.99 $19.07 441,518	$16.01 $16.99 359,202	$13.30 $16.01 112,992	$9.77 $13.30 20,350

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.14 $10.41 73,223	$10.06 $10.14 2,362

ING VP INTERNATIONAL VALUE PORTFOLIO (From August 8, 1997) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$20.36 $25.99 1,080,508	$18.87 $20.36 1,315,804	$16.30 $18.87 1,365,791	$12.72 $16.30 1,088,497	$15.2432 $12.72 840,626	$17.5017 $15.2432 1,008,480	$17.2007 $17.5017 747,812	$11.615 $17.2007 488,502	$10.0734 $11.615 330,553	$10.00 $10.0734 57,507

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (From May 1, 2000) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$7.00 $7.44 4,535,993	$6.44 $7.00 5,263,838	$5.85 $6.44 5,981,476	$4.34 $5.85 285,276	$5.9386 $4.34 235,936	$8.9785 $5.9386 224,016	$0.00 $8.9785 111,372

ING VP NATURAL RESOURCES TRUST (From June 24, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$16.74 $20.10 412,534	$11.89 $16.74 317,892	$10.40 $11.89 79,443

CFI 7

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
ING VP REAL ESTATE PORTFOLIO (From May 14, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$15.39 $20.66 239,614	$13.87 $15.39 156,809	$10.07 $13.87 68,661

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$22.60 $25.08 791,379	$21.00 $22.60 926,946	$19.33 $21.00 1,080,775	$14.15 $19.33 1,213,477	$25.4319 $14.15 1,496,658	$36.4083 $25.4319 1,566,266	$36.5246 $36.4083 1,266,605	$15.3663 $36.5246 574,895	$13.2845 $15.3663 338,593	$11.6519 $13.2845 270,968

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (From February 10, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.24 $13.08 63,297	$11.96 $12.24 32,695	$11.23 $11.96 46,527	$9.84 $11.23 20,296

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (From February 18, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$14.12 $15.76 85,076	$13.48 $14.12 51,527	$12.21 $13.48 14,629	$9.70 $12.21 2,250

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (From March 10, 2003) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$13.20 $14.47 124,545	$12.79 $13.20 94,672	$11.76 $12.79 66,100	$9.52 $11.76 13,323

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.66 $12.20 94,171	$10.72 $10.66 101,315

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.38 $12.01 64,235	$9.85 $10.38 13,246

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.91 $12.07 97,995	$9.91 $10.91 41,121

CFI 8

Condensed Financial Information (continued)
	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO® (From January 1, 1999) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$13.77 $15.44 221,220	$13.07 $13.77 236,178	$11.70 $13.07 222,168	$8.83 $11.70 189,928	$10.5004 $8.83 139,420	$11.0445 $10.5004 85,042	$11.3827 $11.0445 57,291	$0.00 $11.3827 32,883

PIMCO VIT REAL RETURN PORTFOLIO (From May 24, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.84 $10.78 142,143	$10.77 $10.84 169,681	$10.18 $10.77 71,540

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
	$10.57 $12.76 84,389	$10.16 $10.57 4,498

PIONEER HIGH YIELD VCT PORTFOLIO (From May 24, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$10.69 $11.44 118,101	$10.64 $10.69 91,765	$9.73 $10.64 181,000

WANGER SELECT (From May 11, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.42 $14.66 180,124	$11.40 $12.42 108,821	$9.88 $11.40 88,350

WANGER U.S. SMALLER COMPANIES (From May 12, 2004) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period
	$12.68 $13.49 130,486	$11.56 $12.68 103,548	$9.82 $11.56 36,460

CFI 9

PART B

RELIASTAR LIFE
ING ADVANTAGE CENTURYSM ANNUITY

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 30, 2007

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated April 30, 2007 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company
(the “Company”). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box
5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers,
LLC, 151 Farmington Avenue, Hartford, Connecticut 06156.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Separate Account N 2
Offering and Purchase of Contracts	4
Income Phase Payments 4
Sales Material and Advertising	6
Independent Registered Public Accounting Firm 6
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company C-1

                         GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October
1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance
Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue
South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

   SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

We established Separate Account N on October 1, 2002 under the insurance laws of the State of
Minnesota. The separate account is registered as a unit investment trust under the Investment Company
Act of 1940, as amended (the 40 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of
Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed
Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the
Company).

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

The Funds
American Funds – Growth Fund (Class 2)(1)
American Funds – Growth Income Fund
   (Class 2)(1)
American Funds – International Fund
   (Class 2)(1)
Fidelity ® VIP Contrafund Ò Portfolio
   (Initial Class)
Fidelity ® VIP Equity-Income Portfolio
   (Initial Class)
Fidelity ® VIP Index 500 Portfolio
   (Initial Class)
Fidelity ® VIP Investment Grade Bond
   Portfolio (Initial Class)
Fidelity ® VIP Money Market Portfolio
   (Initial Class)
Franklin Small Cap Value Securities Fund
   (Class 2)
ING AllianceBernstein Mid Cap Growth
   Portfolio (Class S)
ING American Century Large Company Value
   Portfolio (I Class)
ING American Century Small-Mid Cap Value
   Portfolio (I Class)
ING Baron Small Cap Growth Portfolio
   (I Class)
ING BlackRock Large Cap Growth Portfolio
   (Class I)
ING Davis Venture Value Portfolio (I Class)
ING FMRSM Diversified Mid Cap Portfolio
   (Class S)(*)
ING FMRSM Large Cap Growth Portfolio
   (Class I)(*)(2)
ING Fundamental Research Portfolio
   (I Class)
ING Global Resources Portfolio (Class S)
ING JPMorgan Emerging Markets Equity
   Portfolio (Class S)
ING JPMorgan International Portfolio
   (I Class)
ING JPMorgan Mid Cap Value Portfolio
   (I Class)

The Funds (Continued)
ING JPMorgan Small Cap Core Equity
   Portfolio (Class I)(2)
ING Julius Baer Foreign Portfolio (Class S)
ING Legg Mason Partners Aggressive
   Growth Portfolio (I Class)
ING Legg Mason Partners Large Cap Growth
   Portfolio (I Class)
ING Legg Mason Value Portfolio (Class I)
ING Limited Maturity Bond Portfolio
   (Class S)
ING Liquid Assets Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities
   Portfolio (Class I)
ING MFS Total Return Portfolio (Class S)
ING Neuberger Berman Partners Portfolio
   (I Class)
ING OpCap Balanced Value Portfolio
   (I Class)
ING Oppenheimer Global Portfolio
   (I Class)
ING PIMCO Total Return Portfolio (I Class)
ING Pioneer Equity Income Portfolio
   (Class I)(3)
ING Pioneer Fund Portfolio (Class S)
ING Pioneer High Yield Portfolio (I Class)
ING Pioneer Mid Cap Value Portfolio
   (Class S)
ING Stock Index Portfolio (Class I)
ING T. Rowe Price Capital Appreciation
   Portfolio (Class S)
ING T. Rowe Price Diversified Mid Cap
   Growth Portfolio (I Class)
ING T. Rowe Price Equity Income Portfolio
   (Class S)
ING T. Rowe Price Growth Equity Portfolio
   (I Class)
ING UBS U.S. Large Cap Equity Portfolio
   (I Class)
ING Van Kampen Comstock Portfolio
   (I Class)
ING Van Kampen Equity and Income
Portfolio (I Class)	The Funds (Continued)
ING Van Kampen Growth and Income
   Portfolio (Class S)
ING VP Balanced Portfolio, Inc. (Class I)
ING VP Financial Services Portfolio (Class I)
ING VP Global Science and Technology
   Portfolio (Class I)
ING VP High Yield Bond Portfolio (Class I)
ING VP Index Plus International Equity
   Portfolio (Class S)
ING VP Index Plus LargeCap Portfolio
   (Class I)
ING VP Index Plus MidCap Portfolio (Class I)
ING VP Index Plus SmallCap Portfolio
   (Class I)
ING VP Intermediate Bond Portfolio (Class I)
ING VP International Value Portfolio (Class I)
ING VP MidCap Opportunities Portfolio
   (Class I)
ING VP Real Estate Portfolio (Class I)
ING VP SmallCap Opportunities Portfolio
 (Class I)
ING VP Strategic Allocation Conservative
 Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio
 (Class I)
ING VP Strategic Allocation Moderate
 Portfolio (Class I)
ING VP Value Opportunity Portfolio (Class I)
Lord Abbett Series Fund - Growth and Income
 Portfolio (Class VC)
Lord Abbett Series Fund - Mid-Cap Value
 Portfolio (Class VC)
Neuberger Berman AMT Socially Responsive
 Portfolio ®
PIMCO VIT Real Return Portfolio
 (Administrative Class)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)
Wanger Select
Wanger U.S. Smaller Companies

(*)	FMR is a service mark of Fidelity Management & Research Company.
(1)	This fund is scheduled to be available on May 7, 2007.
(2)	This fund has changed its name to the name listed above. See “Appendix II – Fund Descriptions,” in the Contract Prospectus for a complete list of former and current fund names.
(3)	This fund is scheduled to be available on May 11, 2007.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

                    OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the
National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut
06156. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc.
(WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation was paid in the aggregate amount of $465,376 to the prior principal underwriter, WSSI, for the year ended December 31, 2003, in connection with the distribution of all variable annuity products issued by Separate Account N. Compensation paid to the principal underwriter ING Financial Advisers,
LLC for the years ending December 31, 2006, 2005 and 2004 amounted to $6,093,376.10, $8,819,577.41 and $6,829,698.77, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

                                 INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity
Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,
Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

4

                                                                           EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per
$1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity
Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^
30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the
Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of
$273.78.

5

                          SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

pdfcopyofsepacctn123106aaa.htm -- Converted by SEC Publisher, created by BCL Technologies Inc., for SEC Filing

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year ended December 31, 2006
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year ended December 31, 2006

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	4
Statements of Operations	26
Statements of Changes in Net Assets	51
Notes to Financial Statements	83

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
ReliaStar Life Insurance Company Separate Account N (the “Account”) as of December 31, 2006, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Demographic Trends Fund - Series I Shares	ING MFS Total Return Portfolio - Service Class
Alger American Fund:	ING MFS Total Return Portfolio - Service 2 Class
Alger American Growth Portfolio - Class O	ING Pioneer Fund Portfolio - Service Class
Alger American Leveraged AllCap Portfolio - Class O	ING Pioneer Mid Cap Value Portfolio - Service Class
Alger American MidCap Growth Portfolio - Class O	ING Stock Index Portfolio - Institutional Class
Alger American Small Capitalization Portfolio - Class O	ING T. Rowe Price Capital Appreciation
Fidelity® Variable Insurance Products:	Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Van Kampen Growth and Income Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Van Kampen Growth and Income
Fidelity® Variable Insurance Products II:	Portfolio - Service 2 Class
Fidelity® VIP Asset Manager Growth® Portfolio - Initial Class	ING VP Index Plus International Equity
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Partners, Inc.:
Fidelity® VIP Index 500 Portfolio - Initial Class	ING American Century Large Company Value
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Portfolio - Initial Class
Fidelity® Variable Insurance Products III:	ING American Century Large Company Value
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING American Century Select Portfolio - Initial Class
Franklin Small Cap Value Securities Fund - Class 2	ING American Century Select Portfolio - Service Class
ING Investors Trust:	ING American Century Small-Mid Cap Value
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	Portfolio - Initial Class
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity	ING Davis Venture Value Portfolio - Initial Class
Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING Fidelity® VIP Contrafund® Portfolio - Service Class
Portfolio - Institutional Class	ING Fidelity® VIP Equity-Income Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class	ING Fidelity® VIP Growth Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class	ING Fundamental Research Portfolio - Initial Class
ING Legg Mason Value Portfolio - Service 2 Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING JPMorgan International Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class	ING JPMorgan International Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING Legg Mason Partners Aggressive Growth
ING Marsico International Opportunities	Portfolio - Initial Class
Portfolio - Institutional Class

ING Partners, Inc. (continued):	ING Variable Products Trust:
ING Legg Mason Partners Aggressive Growth	ING VP Financial Services Portfolio - Class I
Portfolio - Service Class	ING VP High Yield Bond Portfolio - Class I
ING Legg Mason Partners Large Cap Growth	ING VP International Value Portfolio - Class I
Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING OpCap Balanced Value Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class I
ING OpCap Balanced Value Portfolio - Service Class	ING VP Balanced Portfolio, Inc.:
ING Oppenheimer Global Portfolio - Initial Class	ING VP Balanced Portfolio - Class I
ING Oppenheimer Global Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING VP Money Market Portfolio:
ING PIMCO Total Return Portfolio - Service Class	ING VP Money Market Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING VP Natural Resources Trust:
ING Solution 2015 Portfolio - Service Class	ING VP Natural Resources Trust
ING Solution 2025 Portfolio - Service Class	Janus Aspen Series:
ING Solution Income Portfolio - Service Class	Janus Aspen Series International Growth
ING T. Rowe Price Diversified Mid Cap Growth	Portfolio - Institutional Shares
Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING T. Rowe Price Diversified Mid Cap Growth	Lord Abbett Series Fund - Growth and Income
Portfolio - Service Class	Portfolio - Class VC
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING T. Rowe Price Growth Equity Portfolio - Service Class	Neuberger Berman Advisers Management Trust:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Neuberger Berman AMT Limited Maturity Bond
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Portfolio® - Class I
ING Van Kampen Comstock Portfolio - Initial Class	Neuberger Berman AMT Partners Portfolio® - Class I
ING Van Kampen Comstock Portfolio - Service Class	Neuberger Berman AMT Socially Responsive
ING Van Kampen Equity and Income Portfolio - Initial Class	Portfolio® - Class I
ING Van Kampen Equity and Income Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Strategic Allocation Portfolios, Inc.:	Oppenheimer Main Street Small Cap Fund®/VA
ING VP Strategic Allocation Conservative Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP Strategic Allocation Growth Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING VP Strategic Allocation Moderate Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Portfolios, Inc.:	Pioneer Equity Income VCT Portfolio - Class I
ING VP Global Science and Technology Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I	Premier VIT:
ING VP Index Plus MidCap Portfolio - Class I	Premier VIT OpCap Equity Portfolio
ING VP Index Plus SmallCap Portfolio - Class I	Premier VIT OpCap Global Equity Portfolio
ING VP International Equity Portfolio - Class I	Premier VIT OpCap Managed Portfolio
ING VP Small Company Portfolio - Class I	Premier VIT OpCap Small Cap Portfolio
ING VP Value Opportunity Portfolio - Class I	Wanger Advisors Trust:
Wanger Select
Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company
Separate Account N at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 23, 2007

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Equity-Income Money Market		Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 64,798	$ 11,895	$ 105,681	$ 126,321	$ 22,193
Total assets	64,798	11,895	105,681	126,321	22,193

Liabilities
Payable to related parties	5	1	8	10	2
Net assets	$ 64,793	$ 11,894	$ 105,673	$ 126,311	$ 22,191

Net Assets
Accumulation units	$ 64,792	$ 11,795	$ 105,673	$ 126,311	$ 22,191
Contracts in payout (annuitization)	1	99	-	-	-
Total net assets	$ 64,793	$ 11,894	$ 105,673	$ 126,311	$ 22,191

Total number of mutual fund shares	2,473,202	11,894,940	3,358,150	782,849	1,739,258

Cost of mutual fund shares	$ 55,030	$ 11,895	$ 80,931	$ 99,543	$ 22,068

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING	ING BlackRock	ING FMRSM
	Franklin Small	AllianceBernstein	Large Cap	Diversified Mid	ING FMRSM
	Cap Value	Mid Cap Growth	Growth	Cap Portfolio -	Diversified Mid
	Securities Fund	Portfolio - Service	Portfolio -	Institutional	Cap Portfolio -
	- Class 2	Class	Service 2 Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,249	$ 389	$ 12	$ -	$ 696
Total assets	1,249	389	12	-	696

Liabilities
Payable to related parties	-	-	-	-	-
Net assets	$ 1,249	$ 389	$ 12	$ -	$ 696

Net Assets
Accumulation units	$ 1,249	$ 389	$ 12	$ -	$ 696
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,249	$ 389	$ 12	$ -	$ 696

Total number of mutual fund shares	66,470	22,957	1,018	1	51,991

Cost of mutual fund shares	$ 1,182	$ 423	$ 12	$ -	$ 685

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING FMRSM		ING JPMorgan
	Large Cap	ING JPMorgan	Small Cap Core
	Growth	Emerging	Equity	ING Julius	ING Julius
	Portfolio -	Markets Equity	Portfolio -	Baer Foreign	Baer Foreign
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 77,179	$ 5,203	$ 38,176	$ 8,412	$ 222
Total assets	77,179	5,203	38,176	8,412	222

Liabilities
Payable to related parties	6	-	3	1	-
Net assets	$ 77,173	$ 5,203	$ 38,173	$ 8,411	$ 222

Net Assets
Accumulation units	$ 77,173	$ 5,203	$ 38,173	$ 8,411	$ 222
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 77,173	$ 5,203	$ 38,173	$ 8,411	$ 222

Total number of mutual fund shares	7,087,185	265,745	2,664,086	498,641	13,182

Cost of mutual fund shares	$ 76,928	$ 4,381	$ 38,187	$ 7,632	$ 198

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Lord
	ING Legg				Abbett
	Mason Value	ING Legg	ING Limited	ING Liquid	Affiliated
	Portfolio -	Mason Value	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Portfolio -	Portfolio -	- Institutional	Institutional
	Class	Service 2 Class	Service Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 739	$ 28	$ 10,040	$ 120	$ 120
Total assets	739	28	10,040	120	120

Liabilities
Payable to related parties	-	-	1	-	-
Net assets	$ 739	$ 28	$ 10,039	$ 120	$ 120

Net Assets
Accumulation units	$ 739	$ 28	$ 10,039	$ 120	$ 120
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 739	$ 28	$ 10,039	$ 120	$ 120

Total number of mutual fund shares	65,359	2,518	935,717	119,575	9,484

Cost of mutual fund shares	$ 695	$ 26	$ 10,069	$ 120	$ 117

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Marsico
International
	ING Marsico	ING Marsico	Opportunities	ING MFS Total	ING MFS Total
	Growth	Growth	Portfolio -	Return	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 474	$ 10	$ 30,228	$ 5,324	$ 37
Total assets	474	10	30,228	5,324	37

Liabilities
Payable to related parties	-	-	2	-	-
Net assets	$ 474	$ 10	$ 30,226	$ 5,324	$ 37

Net Assets
Accumulation units	$ 474	$ 10	$ 30,226	$ 5,324	$ 37
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 474	$ 10	$ 30,226	$ 5,324	$ 37

Total number of mutual fund shares	28,616	631	1,973,099	280,185	1,963

Cost of mutual fund shares	$ 447	$ 9	$ 27,969	$ 5,171	$ 36

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
		ING Pioneer	ING Stock	Price Capital	Price Equity
	ING Pioneer	Mid Cap Value	Index Portfolio	Appreciation	Income
	Fund Portfolio -	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 57	$ 63	$ 242	$ 6,637	$ 5,313
Total assets	57	63	242	6,637	5,313

Liabilities
Payable to related parties	-	-	-	1	-
Net assets	$ 57	$ 63	$ 242	$ 6,636	$ 5,313

Net Assets
Accumulation units	$ 57	$ 63	$ 242	$ 6,636	$ 5,313
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 57	$ 63	$ 242	$ 6,636	$ 5,313

Total number of mutual fund shares	4,451	5,149	18,830	249,414	342,966

Cost of mutual fund shares	$ 53	$ 58	$ 223	$ 6,305	$ 4,684

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING Van	ING Van	ING VP Index
	ING T. Rowe	Kampen	Kampen	Plus	ING American
	Price Equity	Growth and	Growth and	International	Century Large
	Income	Income	Income	Equity	Company Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 216	$ 20,972	$ 27	$ 1,064	$ 145
Total assets	216	20,972	27	1,064	145

Liabilities
Payable to related parties	-	2	-	-	-
Net assets	$ 216	$ 20,970	$ 27	$ 1,064	$ 145

Net Assets
Accumulation units	$ 216	$ 20,970	$ 27	$ 1,064	$ 145
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 216	$ 20,970	$ 27	$ 1,064	$ 145

Total number of mutual fund shares	14,016	741,842	963	81,317	9,034

Cost of mutual fund shares	$ 199	$ 20,777	$ 25	$ 1,002	$ 134

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company Value	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6	$ 20,340	$ 9	$ 1,705	$ 9
Total assets	6	20,340	9	1,705	9

Liabilities
Payable to related parties	-	2	-	-	-
Net assets	$ 6	$ 20,338	$ 9	$ 1,705	$ 9

Net Assets
Accumulation units	$ 6	$ 20,338	$ 9	$ 1,705	$ 9
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6	$ 20,338	$ 9	$ 1,705	$ 9

Total number of mutual fund shares	372	2,220,476	954	125,578	631

Cost of mutual fund shares	$ 6	$ 19,388	$ 9	$ 1,556	$ 8

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Baron	ING Baron			ING Fidelity®
	Small Cap	Small Cap	ING Davis	ING Davis	VIP
	Growth	Growth	Venture Value	Venture Value	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,944	$ 47	$ 412	$ 2	$ 641
Total assets	2,944	47	412	2	641

Liabilities
Payable to related parties	-	-	-	-	-
Net assets	$ 2,944	$ 47	$ 412	$ 2	$ 641

Net Assets
Accumulation units	$ 2,944	$ 47	$ 412	$ 2	$ 641
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,944	$ 47	$ 412	$ 2	$ 641

Total number of mutual fund shares	158,712	2,557	20,752	113	47,945

Cost of mutual fund shares	$ 2,628	$ 44	$ 394	$ 2	$ 605

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Fidelity®			ING	ING Goldman
	VIP Equity-	ING Fidelity®	ING Fidelity®	Fundamental	Sachs® Capital
	Income	VIP Growth	VIP Mid Cap	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 93	$ 5	$ 198	$ 2,502	$ 4
Total assets	93	5	198	2,502	4

Liabilities
Payable to related parties	-	-	-	-	-
Net assets	$ 93	$ 5	$ 198	$ 2,502	$ 4

Net Assets
Accumulation units	$ 93	$ 5	$ 198	$ 2,502	$ 4
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 93	$ 5	$ 198	$ 2,502	$ 4

Total number of mutual fund shares	7,202	419	14,193	249,230	343

Cost of mutual fund shares	$ 83	$ 5	$ 189	$ 2,297	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Legg
Mason Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive
	International	International	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 257	$ 22	$ 6,024	$ 84	$ 28,468
Total assets	257	22	6,024	84	28,468

Liabilities
Payable to related parties	-	-	-	-	2
Net assets	$ 257	$ 22	$ 6,024	$ 84	$ 28,466

Net Assets
Accumulation units	$ 257	$ 22	$ 6,024	$ 84	$ 28,466
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 257	$ 22	$ 6,024	$ 84	$ 28,466

Total number of mutual fund shares	15,806	1,377	370,486	5,219	579,786

Cost of mutual fund shares	$ 240	$ 21	$ 5,284	$ 79	$ 27,379

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Legg	ING Legg
	Mason Partners	Mason Partners	ING Neuberger
	Aggressive	Large Cap	Berman	ING OpCap	ING OpCap
	Growth	Growth	Partners	Balanced Value Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 10	$ 90	$ 19,911	$ 166	$ 2
Total assets	10	90	19,911	166	2

Liabilities
Payable to related parties	-	-	2	-	-
Net assets	$ 10	$ 90	$ 19,909	$ 166	$ 2

Net Assets
Accumulation units	$ 10	$ 90	$ 19,909	$ 166	$ 2
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10	$ 90	$ 19,909	$ 166	$ 2

Total number of mutual fund shares	209	7,563	1,821,644	11,013	104

Cost of mutual fund shares	$ 9	$ 86	$ 18,913	$ 156	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	ING PIMCO	ING PIMCO
	Global	Global	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 62,700	$ 223	$ 147	$ 3,496	$ 42
Total assets	62,700	223	147	3,496	42

Liabilities
Payable to related parties	5	-	-	-	-
Net assets	$ 62,695	$ 223	$ 147	$ 3,496	$ 42

Net Assets
Accumulation units	$ 62,693	$ 223	$ 147	$ 3,496	$ 42
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$ 62,695	$ 223	$ 147	$ 3,496	$ 42

Total number of mutual fund shares	3,758,975	13,674	13,619	313,222	3,825

Cost of mutual fund shares	$ 47,115	$ 200	$ 140	$ 3,422	$ 42

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING T. Rowe
Price
	ING Pioneer			ING Solution	Diversified Mid
	High Yield	ING Solution	ING Solution	Income	Cap Growth
	Portfolio -	2015 Portfolio -	2025 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 207	$ 73	$ 593	$ 6	$ 65,228
Total assets	207	73	593	6	65,228

Liabilities
Payable to related parties	-	-	-	-	5
Net assets	$ 207	$ 73	$ 593	$ 6	$ 65,223

Net Assets
Accumulation units	$ 207	$ 73	$ 593	$ 6	$ 65,222
Contracts in payout (annuitization)	-	-	-	-	1
Total net assets	$ 207	$ 73	$ 593	$ 6	$ 65,223

Total number of mutual fund shares	20,222	6,134	48,037	570	7,074,588

Cost of mutual fund shares	$ 203	$ 68	$ 537	$ 6	$ 60,406

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe	ING UBS U.S.	ING UBS U.S.
	Diversified Mid	Price Growth	Price Growth	Large Cap	Large Cap
	Cap Growth	Equity	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 10	$ 3,153	$ 15	$ 5,768	$ -
Total assets	10	3,153	15	5,768	-

Liabilities
Payable to related parties	-	-	-	-	-
Net assets	$ 10	$ 3,153	$ 15	$ 5,768	$ -

Net Assets
Accumulation units	$ 10	$ 3,153	$ 15	$ 5,768	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10	$ 3,153	$ 15	$ 5,768	$ -

Total number of mutual fund shares	1,059	53,115	256	546,229	8

Cost of mutual fund shares	$ 9	$ 2,605	$ 14	$ 5,297	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING VP
	ING Van	ING Van	ING Van	ING Van	Strategic
	Kampen	Kampen	Kampen Equity Kampen Equity		Allocation
	Comstock	Comstock	and Income	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio - Class
	Initial Class	Service Class	Initial Class	Service Class	I

Assets
Investments in mutual funds
at fair value	$ 5,731	$ 73	$ 15,927	$ 143	$ 828
Total assets	5,731	73	15,927	143	828

Liabilities
Payable to related parties	-	-	1	-	-
Net assets	$ 5,731	$ 73	$ 15,926	$ 143	$ 828

Net Assets
Accumulation units	$ 5,731	$ 73	$ 15,926	$ 143	$ 828
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,731	$ 73	$ 15,926	$ 143	$ 828

Total number of mutual fund shares	428,660	5,465	414,003	3,749	61,102

Cost of mutual fund shares	$ 5,175	$ 69	$ 15,463	$ 135	$ 787

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP Global
	Allocation	Allocation	Science and	ING VP Index	ING VP Index
	Growth	Moderate	Technology	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Assets
Investments in mutual funds
at fair value	$ 1,341	$ 1,802	$ 215	$ 4,668	$ 10,355
Total assets	1,341	1,802	215	4,668	10,355

Liabilities
Payable to related parties	-	-	-	-	1
Net assets	$ 1,341	$ 1,802	$ 215	$ 4,668	$ 10,354

Net Assets
Accumulation units	$ 1,341	$ 1,802	$ 215	$ 4,668	$ 10,354
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,341	$ 1,802	$ 215	$ 4,668	$ 10,354

Total number of mutual fund shares	78,593	117,635	47,050	267,063	548,174

Cost of mutual fund shares	$ 1,235	$ 1,686	$ 211	$ 4,145	$ 10,075

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING VP			ING VP
	ING VP Index	International	ING VP Small	ING VP Value	Financial
	Plus SmallCap	Equity	Company	Opportunity	Services
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Assets
Investments in mutual funds
at fair value	$ 8,420	$ 16	$ 20	$ 1,149	$ 307
Total assets	8,420	16	20	1,149	307

Liabilities
Payable to related parties	1	-	-	-	-
Net assets	$ 8,419	$ 16	$ 20	$ 1,149	$ 307

Net Assets
Accumulation units	$ 8,419	$ 16	$ 20	$ 1,149	$ 307
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,419	$ 16	$ 20	$ 1,149	$ 307

Total number of mutual fund shares	468,024	1,299	936	72,531	22,982

Cost of mutual fund shares	$ 7,921	$ 15	$ 19	$ 1,014	$ 285

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Estate Portfolio	Portfolio -
	Class I	- Class I	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 5,825	$ 28,082	$ 33,748	$ 4,950	$ 19,848
Total assets	5,825	28,082	33,748	4,950	19,848

Liabilities
Payable to related parties	-	2	3	-	2
Net assets	$ 5,825	$ 28,080	$ 33,745	$ 4,950	$ 19,846

Net Assets
Accumulation units	$ 5,825	$ 28,080	$ 33,745	$ 4,950	$ 19,846
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,825	$ 28,080	$ 33,745	$ 4,950	$ 19,846

Total number of mutual fund shares	1,877,580	1,840,262	4,135,758	252,315	993,880

Cost of mutual fund shares	$ 5,636	$ 22,838	$ 26,844	$ 4,437	$ 11,868

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Lord Abbett
Series Fund -
	ING VP	ING VP	ING VP Money	ING VP	Growth and
	Balanced	Intermediate	Market	Natural	Income
	Portfolio -	Bond Portfolio -	Portfolio -	Resources	Portfolio - Class
	Class I	Class I	Class I	Trust	VC

Assets
Investments in mutual funds
at fair value	$ 1,583	$ 762	$ 239	$ 8,292	$ 771
Total assets	1,583	762	239	8,292	771

Liabilities
Payable to related parties	-	-	-	1	-
Net assets	$ 1,583	$ 762	$ 239	$ 8,291	$ 771

Net Assets
Accumulation units	$ 1,583	$ 762	$ 239	$ 8,291	$ 771
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,583	$ 762	$ 239	$ 8,291	$ 771

Total number of mutual fund shares	108,060	58,816	17,811	308,709	26,294

Cost of mutual fund shares	$ 1,496	$ 767	$ 235	$ 7,868	$ 755

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return	Pioneer Equity
	Mid-Cap Value	Responsive	Main Street	Portfolio -	Income VCT
	Portfolio - Class	Portfolio® -	Small Cap	Administrative	Portfolio -
	VC	Class I	Fund®/VA	Class	Class I

Assets
Investments in mutual funds
at fair value	$ 1,183	$ 3,416	$ 106	$ 1,532	$ 1,077
Total assets	1,183	3,416	106	1,532	1,077

Liabilities
Payable to related parties	-	-	-	-	-
Net assets	$ 1,183	$ 3,416	$ 106	$ 1,532	$ 1,077

Net Assets
Accumulation units	$ 1,183	$ 3,416	$ 106	$ 1,532	$ 1,077
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,183	$ 3,416	$ 106	$ 1,532	$ 1,077

Total number of mutual fund shares	54,307	204,407	5,549	128,334	43,193

Cost of mutual fund shares	$ 1,179	$ 2,494	$ 99	$ 1,634	$ 1,012

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Pioneer High
	Yield VCT		Wanger U.S.
	Portfolio -		Smaller
	Class I	Wanger Select	Companies

Assets
Investments in mutual funds
at fair value	$ 1,351	$ 2,641	$ 1,760
Total assets	1,351	2,641	1,760

Liabilities
Payable to related parties	-	-	-
Net assets	$ 1,351	$ 2,641	$ 1,760

Net Assets
Accumulation units	$ 1,351	$ 2,641	$ 1,760
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 1,351	$ 2,641	$ 1,760

Total number of mutual fund shares	122,713	100,980	48,412

Cost of mutual fund shares	$ 1,328	$ 2,244	$ 1,648

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Alger American	Alger American	Alger American
	AIM V.I.	Alger American	Leveraged	MidCap	Small
	Demographic	Growth	AllCap	Growth	Capitalization
	Trends Fund -	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Series I Shares	O	O	O	O

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk
and other charges	17	201	146	171	69
Total expenses	17	201	146	171	69
Net investment income (loss)	(17)	(201)	(146)	(171)	(69)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	838	(6,535)	(2,407)	12,621	6,726
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	838	(6,535)	(2,407)	12,621	6,726
Net unrealized appreciation
(depreciation) of investments	(563)	7,765	4,804	(9,391)	(4,573)

Net realized and unrealized gain (loss)
on investments	275	1,230	2,397	3,230	2,153
Net increase (decrease) in net assets
resulting from operations	$ 258	$ 1,029	$ 2,251	$ 3,059	$ 2,084

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset Manager
	Equity-Income	Growth	Money Market	Overseas	Growth®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,125	$ 169	$ 598	$ 8	$ 311
Total investment income	2,125	169	598	8	311
Expenses:
Mortality and expense risk
and other charges	893	201	177	4	72
Total expenses	893	201	177	4	72
Net investment income (loss)	1,232	(32)	421	4	239

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	753	(4,851)	-	134	481
Capital gains distributions	7,642	-	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	8,395	(4,851)	-	140	481
Net unrealized appreciation
(depreciation) of investments	1,208	6,753	-	(47)	28
Net realized and unrealized gain (loss)
on investments	9,603	1,902	-	93	509
Net increase (decrease) in net assets
resulting from operations	$ 10,835	$ 1,870	$ 421	$ 97	$ 748

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Fidelity® VIP			Fidelity® VIP	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Investment	Growth
	ManagerSM	Contrafund®	Index 500	Grade Bond	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 46	$ 1,330	$ 2,131	$ 941	$ 16
Total investment income	46	1,330	2,131	941	16
Expenses:
Mortality and expense risk
and other charges	8	1,457	1,722	326	11
Total expenses	8	1,457	1,722	326	11
Net investment income (loss)	38	(127)	409	615	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(97)	2,761	740	(303)	498
Capital gains distributions	-	8,444	-	56	-
Total realized gain (loss) on investments
and capital gains distributions	(97)	11,205	740	(247)	498
Net unrealized appreciation
(depreciation) of investments	121	(1,101)	15,040	283	(468)

Net realized and unrealized gain (loss)
on investments	24	10,104	15,780	36	30
Net increase (decrease) in net assets
resulting from operations	$ 62	$ 9,977	$ 16,189	$ 651	$ 35

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING	ING BlackRock	ING FMRSM
	Franklin Small	AllianceBernstein	Large Cap	Diversified Mid	ING FMRSM
	Cap Value	Mid Cap Growth	Growth	Cap Portfolio -	Diversified Mid
	Securities Fund	Portfolio - Service	Portfolio -	Institutional	Cap Portfolio -
	- Class 2	Class	Service 2 Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ -	$ -	$ -
Total investment income	5	-	-	-	-
Expenses:
Mortality and expense risk
and other charges	11	3	-	-	5
Total expenses	11	3	-	-	5
Net investment income (loss)	(6)	(3)	-	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(25)	-	-	(7)
Capital gains distributions	26	43	1	-	35
Total realized gain (loss) on investments
and capital gains distributions	34	18	1	-	28
Net unrealized appreciation
(depreciation) of investments	64	(34)	-	-	11
Net realized and unrealized gain (loss)
on investments	98	(16)	1	-	39
Net increase (decrease) in net assets
resulting from operations	$ 92	$ (19)	$ 1	$ -	$ 34

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING FMRSM
	Large Cap	ING JPMorgan	ING JPMorgan
	Growth	Emerging	Small Cap Core	ING Julius	ING Julius
	Portfolio -	Markets Equity	Equity Portfolio	Baer Foreign	Baer Foreign
	Institutional	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 16	$ 26	$ -	$ -
Total investment income	2	16	26	-	-
Expenses:
Mortality and expense risk
and other charges	743	45	365	71	1
Total expenses	743	45	365	71	1
Net investment income (loss)	(741)	(29)	(339)	(71)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(960)	293	(376)	412	1
Capital gains distributions	60	36	964	1	-
Total realized gain (loss) on investments
and capital gains distributions	(900)	329	588	413	1
Net unrealized appreciation
(depreciation) of investments	251	644	(12)	819	23
Net realized and unrealized gain (loss)
on investments	(649)	973	576	1,232	24
Net increase (decrease) in net assets
resulting from operations	$ (1,390)	$ 944	$ 237	$ 1,161	$ 23

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING Lord
	ING Legg				Abbett
	Mason Value	ING Legg	ING Limited	ING Liquid	Affiliated
	Portfolio -	Mason Value	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Portfolio -	Portfolio -	- Institutional	Institutional
	Class	Service 2 Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 385	$ 33	$ 1
Total investment income	-	-	385	33	1
Expenses:
Mortality and expense risk
and other charges	11	-	101	10	1
Total expenses	11	-	101	10	1
Net investment income (loss)	(11)	-	284	23	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	-	(36)	-	-
Capital gains distributions	3	-	-	-	5
Total realized gain (loss) on investments
and capital gains distributions	9	-	(36)	-	5
Net unrealized appreciation
(depreciation) of investments	42	2	(29)	-	3
Net realized and unrealized gain (loss)
on investments	51	2	(65)	-	8
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 2	$ 219	$ 23	$ 8

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Marsico
			International
	ING Marsico	ING Marsico	Opportunities	ING MFS Total	ING MFS Total
	Growth	Growth	Portfolio -	Return	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class	Service Class	Service 2 Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 21	$ 134	$ 1
Total investment income	-	-	21	134	1
Expenses:
Mortality and expense risk
and other charges	6	-	265	80	-
Total expenses	6	-	265	80	-
Net investment income (loss)	(6)	-	(244)	54	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	-	14	28	-
Capital gains distributions	-	-	79	258	2
Total realized gain (loss) on investments
and capital gains distributions	12	-	93	286	2
Net unrealized appreciation
(depreciation) of investments	15	-	2,255	215	1
Net realized and unrealized gain (loss)
on investments	27	-	2,348	501	3
Net increase (decrease) in net assets
resulting from operations	$ 21	$ -	$ 2,104	$ 555	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
		ING Pioneer	ING Stock	Price Capital	Price Equity
	ING Pioneer	Mid Cap Value	Index Portfolio	Appreciation	Income
	Fund Portfolio -	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2	$ 55	$ 64
Total investment income	-	-	2	55	64
Expenses:
Mortality and expense risk
and other charges	-	1	2	61	66
Total expenses	-	1	2	61	66
Net investment income (loss)	-	(1)	-	(6)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	3	2	28	103
Capital gains distributions	-	-	1	280	199
Total realized gain (loss) on investments
and capital gains distributions	-	3	3	308	302
Net unrealized appreciation
(depreciation) of investments	4	4	18	289	473
Net realized and unrealized gain (loss)
on investments	4	7	21	597	775
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 6	$ 21	$ 591	$ 773

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Van	ING Van
	ING T. Rowe	Kampen	Kampen	ING VP Index	ING American
	Price Equity	Growth and	Growth and	Plus	Century Large
	Income	Income	Income	International	Company
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Value Portfolio
	Service 2 Class	Service Class	Service 2 Class	- Service Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 211	$ -	$ 10	$ 1
Total investment income	1	211	-	10	1
Expenses:
Mortality and expense risk
and other charges	1	180	-	9	1
Total expenses	1	180	-	9	1
Net investment income (loss)	-	31	-	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(177)	-	(2)	1
Capital gains distributions	3	1,565	-	23	5
Total realized gain (loss) on investments
and capital gains distributions	3	1,388	-	21	6
Net unrealized appreciation
(depreciation) of investments	17	193	2	62	11
Net realized and unrealized gain (loss)
on investments	20	1,581	2	83	17
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 1,612	$ 2	$ 84	$ 17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 275	$ -	$ -	$ -
Total investment income	-	275	-	-	-
Expenses:
Mortality and expense risk
and other charges	-	300	-	22	-
Total expenses	-	300	-	22	-
Net investment income (loss)	-	(25)	-	(22)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	62	-	25	-
Capital gains distributions	-	-	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	-	62	-	29	-
Net unrealized appreciation
(depreciation) of investments	-	(826)	-	198	1
Net realized and unrealized gain (loss)
on investments	-	(764)	-	227	1
Net increase (decrease) in net assets
resulting from operations	$ -	$ (789)	$ -	$ 205	$ 1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Baron	ING Baron				ING Fidelity®
	Small Cap	Small Cap		ING Davis	ING Davis	VIP
	Growth	Growth		Venture Value	Venture Value	Contrafund®
	Portfolio -	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class		Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -		$ -	$ -	$ -
Total investment income	-		-	-	-	-
Expenses:
Mortality and expense risk
and other charges	33		-	3	-	4
Total expenses	33		-	3	-	4
Net investment income (loss)	(33)		-	(3)	-	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56		-	1	-	1
Capital gains distributions	23		-	20	-	-
Total realized gain (loss) on investments
and capital gains distributions	79		-	21	-	1
Net unrealized appreciation
(depreciation) of investments	246		3	18	-	35
Net realized and unrealized gain (loss)
on investments	325		3	39	-	36
Net increase (decrease) in net assets
resulting from operations	$ 292	$ 3		$ 36	$ -	$ 32

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Fidelity®			ING	ING Goldman
	VIP Equity-	ING Fidelity®	ING Fidelity®	Fundamental	Sachs® Capital
	Income	VIP Growth	VIP Mid Cap	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 8	$ -
Total investment income	-	-	-	8	-
Expenses:
Mortality and expense risk
and other charges	1	-	1	38	-
Total expenses	1	-	1	38	-
Net investment income (loss)	(1)	-	(1)	(30)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	18	-
Capital gains distributions	-	-	-	40	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	58	-
Net unrealized appreciation
(depreciation) of investments	10	-	9	244	-
Net realized and unrealized gain (loss)
on investments	10	-	9	302	-
Net increase (decrease) in net assets
resulting from operations	$ 9	$ -	$ 8	$ 272	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING Legg
					Mason Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive
	International	International	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 1	$ -	$ -
Total investment income	1	-	1	-	-
Expenses:
Mortality and expense risk
and other charges	2	-	77	-	278
Total expenses	2	-	77	-	278
Net investment income (loss)	(1)	-	(76)	-	(278)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	-	102	-	(97)
Capital gains distributions	-	-	38	-	-
Total realized gain (loss) on investments
and capital gains distributions	(39)	-	140	-	(97)
Net unrealized appreciation
(depreciation) of investments	17	1	712	5	1,089
Net realized and unrealized gain (loss)
on investments	(22)	1	852	5	992
Net increase (decrease) in net assets
resulting from operations	$ (23)	$ 1	$ 776	$ 5	$ 714

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Legg	ING Legg
	Mason Partners	Mason Partners	ING Neuberger
	Aggressive	Large Cap	Berman	ING OpCap	ING OpCap
	Growth	Growth	Partners	Balanced Value Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 2	$ -
Total investment income	-	-	-	2	-
Expenses:
Mortality and expense risk
and other charges	-	1	188	2	-
Total expenses	-	1	188	2	-
Net investment income (loss)	-	(1)	(188)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(128)	3	-
Capital gains distributions	-	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	(128)	3	-
Net unrealized appreciation
(depreciation) of investments	1	3	998	9	-
Net realized and unrealized gain (loss)
on investments	1	4	870	12	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 3	$ 682	$ 12	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING
			Oppenheimer
	ING	ING	Strategic	ING PIMCO	ING PIMCO
	Oppenheimer	Oppenheimer	Income	Total Return	Total Return
	Global Portfolio	Global Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 42	$ -	$ -	$ 65	$ -
Total investment income	42	-	-	65	-
Expenses:
Mortality and expense risk
and other charges	822	1	1	49	-
Total expenses	822	1	1	49	-
Net investment income (loss)	(780)	(1)	(1)	16	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,512	1	-	2	-
Capital gains distributions	88	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,600	1	-	2	-
Net unrealized appreciation
(depreciation) of investments	7,741	23	7	78	-
Net realized and unrealized gain (loss)
on investments	9,341	24	7	80	-
Net increase (decrease) in net assets
resulting from operations	$ 8,561	$ 23	$ 6	$ 96	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING T. Rowe
					Price
	ING Pioneer			ING Solution	Diversified Mid
	High Yield	ING Solution	ING Solution	Income	Cap Growth
	Portfolio -	2015 Portfolio -	2025 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 48	$ -	$ 1	$ -	$ -
Total investment income	48	-	1	-	-
Expenses:
Mortality and expense risk
and other charges	12	1	4	-	782
Total expenses	12	1	4	-	782
Net investment income (loss)	36	(1)	(3)	-	(782)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	-	1	-	1,419
Capital gains distributions	1	-	1	-	1,452
Total realized gain (loss) on investments
and capital gains distributions	36	-	2	-	2,871
Net unrealized appreciation
(depreciation) of investments	4	5	56	-	245
Net realized and unrealized gain (loss)
on investments	40	5	58	-	3,116
Net increase (decrease) in net assets
resulting from operations	$ 76	$ 4	$ 55	$ -	$ 2,334

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe
	Price		ING T. Rowe		ING UBS U.S.
	Diversified Mid	ING T. Rowe	Price Growth	ING UBS U.S.	Large Cap
	Cap Growth	Price Growth	Equity	Large Cap	Equity
	Portfolio -	Equity Portfolio	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	- Initial Class	Service Class	- Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ -	$ 44	$ -
Total investment income	-	7	-	44	-
Expenses:
Mortality and expense risk
and other charges	-	39	-	52	-
Total expenses	-	39	-	52	-
Net investment income (loss)	-	(32)	-	(8)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	62	-	(13)	-
Capital gains distributions	-	5	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	67	-	(13)	-
Net unrealized appreciation
(depreciation) of investments	1	289	1	471	-
Net realized and unrealized gain (loss)
on investments	1	356	1	458	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 324	$ 1	$ 450	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING VP
	ING Van	ING Van	ING Van	ING Van	Strategic
	Kampen	Kampen	Kampen Equity Kampen Equity		Allocation
	Comstock	Comstock	and Income	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Class I

Net investment income (loss)
Income:
Dividends	$ 48	$ -	$ 304	$ 1	$ 12
Total investment income	48	-	304	1	12
Expenses:
Mortality and expense risk
and other charges	69	1	151	1	9
Total expenses	69	1	151	1	9
Net investment income (loss)	(21)	(1)	153	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	101	-	(10)	-	8
Capital gains distributions	237	3	541	1	15
Total realized gain (loss) on investments
and capital gains distributions	338	3	531	1	23
Net unrealized appreciation
(depreciation) of investments	374	4	457	7	21
Net realized and unrealized gain (loss)
on investments	712	7	988	8	44
Net increase (decrease) in net assets
resulting from operations	$ 691	$ 6	$ 1,141	$ 8	$ 47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP Global
	Allocation	Allocation	Science and	ING VP Index	ING VP Index
	Growth	Moderate	Technology	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Net investment income (loss)
Income:
Dividends	$ 12	$ 28	$ -	$ 20	$ 58
Total investment income	12	28	-	20	58
Expenses:
Mortality and expense risk
and other charges	15	30	3	51	137
Total expenses	15	30	3	51	137
Net investment income (loss)	(3)	(2)	(3)	(31)	(79)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	50	105	3	67	120
Capital gains distributions	12	33	-	-	707
Total realized gain (loss) on investments
and capital gains distributions	62	138	3	67	827
Net unrealized appreciation
(depreciation) of investments	72	54	4	396	(96)

Net realized and unrealized gain (loss)
on investments	134	192	7	463	731
Net increase (decrease) in net assets
resulting from operations	$ 131	$ 190	$ 4	$ 432	$ 652

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING VP			ING VP
	ING VP Index	International	ING VP Small	ING VP Value	Financial
	Plus SmallCap	Equity	Company	Opportunity	Services
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Net investment income (loss)
Income:
Dividends	$ 31	$ -	$ -	$ 16	$ 2
Total investment income	31	-	-	16	2
Expenses:
Mortality and expense risk
and other charges	110	-	-	16	2
Total expenses	110	-	-	16	2
Net investment income (loss)	(79)	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	123	-	-	9	5
Capital gains distributions	401	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	524	-	-	9	6
Net unrealized appreciation
(depreciation) of investments	354	1	1	140	18
Net realized and unrealized gain (loss)
on investments	878	1	1	149	24
Net increase (decrease) in net assets
resulting from operations	$ 799	$ 1	$ 1	$ 149	$ 24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING VP		ING VP
	ING VP High	ING VP	MidCap		SmallCap
	Yield Bond	International	Opportunities	ING VP Real	Opportunities
	Portfolio - Class	Value Portfolio	Portfolio - Class	Estate Portfolio	Portfolio - Class
	I	- Class I	I	- Class I	I

Net investment income (loss)
Income:
Dividends	$ 371	$ 664	$ -	$ 93	$ -
Total investment income	371	664	-	93	-
Expenses:
Mortality and expense risk
and other charges	74	384	506	54	290
Total expenses	74	384	506	54	290
Net investment income (loss)	297	280	(506)	39	(290)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	1,565	1,224	628	1,718
Capital gains distributions	-	1,435	-	74	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	3,000	1,224	702	1,718
Net unrealized appreciation
(depreciation) of investments	146	3,442	1,481	323	733
Net realized and unrealized gain (loss)
on investments	119	6,442	2,705	1,025	2,451
Net increase (decrease) in net assets
resulting from operations	$ 416	$ 6,722	$ 2,199	$ 1,064	$ 2,161

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					Janus Aspen
					Series
					International
	ING VP	ING VP	ING VP Money	ING VP	Growth
	Balanced	Intermediate	Market	Natural	Portfolio -
	Portfolio - Class	Bond Portfolio -	Portfolio - Class	Resources	Institutional
	I	Class I	I	Trust	Shares

Net investment income (loss)
Income:
Dividends	$ 1	$ 30	$ -	$ -	$ -
Total investment income	1	30	-	-	-
Expenses:
Mortality and expense risk
and other charges	15	5	2	102	123
Total expenses	15	5	2	102	123
Net investment income (loss)	(14)	25	(2)	(102)	(123)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	4	613	11,589
Capital gains distributions	-	-	-	639	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	4	1,252	11,589
Net unrealized appreciation
(depreciation) of investments	87	(4)	4	(88)	(5,500)

Net realized and unrealized gain (loss)
on investments	88	(4)	8	1,164	6,089
Net increase (decrease) in net assets
resulting from operations	$ 74	$ 21	$ 6	$ 1,062	$ 5,966

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Lord Abbett		Neuberger		Neuberger
	Series Fund -	Lord Abbett	Berman AMT	Neuberger	Berman AMT
	Growth and	Series Fund -	Limited	Berman AMT	Socially
	Income	Mid-Cap Value Maturity Bond		Partners	Responsive
	Portfolio -	Portfolio - Class	Portfolio® -	Portfolio® -	Portfolio® -
	Class VC	VC	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 9	$ 6	$ -	$ -	$ 6
Total investment income	9	6	-	-	6
Expenses:
Mortality and expense risk
and other charges	5	12	50	98	46
Total expenses	5	12	50	98	46
Net investment income (loss)	4	(6)	(50)	(98)	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	-	(393)	6,060	180
Capital gains distributions	24	88	-	-	43
Total realized gain (loss) on investments
and capital gains distributions	27	88	(393)	6,060	223
Net unrealized appreciation
(depreciation) of investments	23	19	483	(4,539)	188
Net realized and unrealized gain (loss)
on investments	50	107	90	1,521	411
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 101	$ 40	$ 1,423	$ 371

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

		PIMCO Real
	Oppenheimer	Return	Pioneer Equity	Pioneer High
	Main Street	Portfolio -	Income VCT	Yield VCT	Premier VIT
	Small Cap	Administrative	Portfolio -	Portfolio - Class	OpCap Equity
	Fund®/VA	Class	Class I	I	Portfolio

Net investment income (loss)
Income:
Dividends	$ -	$ 74	$ 12	$ 62	$ 26
Total investment income	-	74	12	62	26
Expenses:
Mortality and expense risk
and other charges	1	24	5	16	27
Total expenses	1	24	5	16	27
Net investment income (loss)	(1)	50	7	46	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(28)	1	(5)	604
Capital gains distributions	-	40	2	15	343
Total realized gain (loss) on investments
and capital gains distributions	-	12	3	10	947
Net unrealized appreciation
(depreciation) of investments	7	(71)	65	25	(576)

Net realized and unrealized gain (loss)
on investments	7	(59)	68	35	371
Net increase (decrease) in net assets
resulting from operations	$ 6	$ (9)	$ 75	$ 81	$ 370

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

		Premier VIT
	Premier VIT	OpCap	Premier VIT		Wanger U.S.
	OpCap Global	Managed	OpCap Small		Smaller
	Equity Portfolio	Portfolio	Cap Portfolio	Wanger Select	Companies

Net investment income (loss)
Income:
Dividends	$ 57	$ 286	$ -	$ 5	$ 3
Total investment income	57	286	-	5	3
Expenses:
Mortality and expense risk
and other charges	31	76	119	24	23
Total expenses	31	76	119	24	23
Net investment income (loss)	26	210	(119)	(19)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,057	(276)	4,600	38	54
Capital gains distributions	672	1,766	1,418	44	48
Total realized gain (loss) on investments
and capital gains distributions	1,729	1,490	6,018	82	102
Net unrealized appreciation
(depreciation) of investments	(1,076)	(1,107)	(1,682)	272	15
Net realized and unrealized gain (loss)
on investments	653	383	4,336	354	117
Net increase (decrease) in net assets
resulting from operations	$ 679	$ 593	$ 4,217	$ 335	$ 97

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Alger American	Alger American
	AIM V.I.	Alger American	Leveraged	MidCap
	Demographic	Growth	AllCap	Growth
	Trends Fund -	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Series I Shares	O	O	O

Net assets at January 1, 2005	$ 6,791	$ 50,370	$ 32,718	$ 39,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(540)	(429)	(520)
Total realized gain (loss) on investments
and capital gains distributions	139	(4,613)	(2,937)	2,083
Net unrealized appreciation (depreciation)
of investments	42	9,639	7,028	1,285
Net increase (decrease) in net assets from operations	114	4,486	3,662	2,848
Changes from principal transactions:
Premiums	262	2,972	2,320	3,156
Surrenders and withdrawals	(1,501)	(6,290)	(3,900)	(4,560)
Policy loans	(12)	(97)	(102)	(97)
Annuity payments	-	-	-	-
Death benefits	(27)	(180)	(64)	(96)
Transfers between Divisions
(including fixed account), net	(1,815)	(6,560)	(3,541)	(4,461)
Contract charges	(3)	(29)	(25)	(23)

Increase (decrease) in net assets derived from
principal transactions	(3,096)	(10,184)	(5,312)	(6,081)

Total increase (decrease) in net assets	(2,982)	(5,698)	(1,650)	(3,233)

Net assets at December 31, 2005	3,809	44,672	31,068	36,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	(201)	(146)	(171)
Total realized gain (loss) on investments
and capital gains distributions	838	(6,535)	(2,407)	12,621
Net unrealized appreciation (depreciation)
of investments	(563)	7,765	4,804	(9,391)

Net increase (decrease) in net assets from operations	258	1,029	2,251	3,059
Changes from principal transactions:
Premiums	120	859	697	906
Surrenders and withdrawals	(153)	(1,788)	(1,331)	(1,474)
Policy loans	(1)	(71)	(20)	(42)
Annuity payments	-	-	-	-
Death benefits	(9)	(64)	(37)	-
Transfers between Divisions
(including fixed account), net	(4,023)	(44,630)	(32,622)	(38,771)
Contract charges	(1)	(7)	(6)	(7)

Increase (decrease) in net assets derived from
principal transactions	(4,067)	(45,701)	(33,319)	(39,388)

Total increase (decrease) in net assets	(3,809)	(44,672)	(31,068)	(36,329)

Net assets at December 31, 2006	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Alger American
	Small	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Capitalization	Equity-Income	Growth	Money Market
	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -
	O	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 13,567	$ 67,588	$ 49,364	$ 14,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(183)	164	(398)	213
Total realized gain (loss) on investments
and capital gains distributions	922	2,402	(3,078)	-
Net unrealized appreciation (depreciation)
of investments	1,061	171	5,206	-
Net increase (decrease) in net assets from operations	1,800	2,737	1,730	213
Changes from principal transactions:
Premiums	873	4,866	3,856	12,203
Surrenders and withdrawals	(1,597)	(7,354)	(5,568)	(3,137)
Policy loans	(70)	(115)	(93)	47
Annuity payments	-	(1)	-	(14)
Death benefits	(29)	(167)	(300)	(210)
Transfers between Divisions
(including fixed account), net	(654)	(2,390)	(4,839)	(10,277)
Contract charges	(3)	(20)	(25)	3
Increase (decrease) in net assets derived from
principal transactions	(1,480)	(5,181)	(6,969)	(1,385)

Total increase (decrease) in net assets	320	(2,444)	(5,239)	(1,172)

Net assets at December 31, 2005	13,887	65,144	44,125	13,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	1,232	(32)	421
Total realized gain (loss) on investments
and capital gains distributions	6,726	8,395	(4,851)	-
Net unrealized appreciation (depreciation)
of investments	(4,573)	1,208	6,753	-
Net increase (decrease) in net assets from operations	2,084	10,835	1,870	421
Changes from principal transactions:
Premiums	320	3,926	981	1,925
Surrenders and withdrawals	(531)	(9,996)	(1,982)	(5,782)
Policy loans	5	(124)	(14)	29
Annuity payments	-	(1)	-	(9)
Death benefits	(13)	(331)	(104)	(163)
Transfers between Divisions
(including fixed account), net	(15,751)	(4,650)	(44,868)	2,331
Contract charges	(1)	(10)	(8)	3
Increase (decrease) in net assets derived from
principal transactions	(15,971)	(11,186)	(45,995)	(1,666)

Total increase (decrease) in net assets	(13,887)	(351)	(44,125)	(1,245)

Net assets at December 31, 2006	$ -	$ 64,793	$ -	$ 11,894

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Asset Manager	Asset	Fidelity® VIP
	Overseas	Growth®	ManagerSM	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 1,036	$ 19,066	$ 1,962	$ 87,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	189	25	(1,036)
Total realized gain (loss) on investments
and capital gains distributions	(27)	(1,102)	(54)	1,261
Net unrealized appreciation (depreciation)
of investments	179	1,229	70	13,410
Net increase (decrease) in net assets from operations	146	316	41	13,635
Changes from principal transactions:
Premiums	-	1,088	-	7,185
Surrenders and withdrawals	(204)	(3,127)	(203)	(12,273)
Policy loans	(8)	(26)	(3)	(145)
Annuity payments	-	-	-	-
Death benefits	(13)	(127)	(5)	(512)
Transfers between Divisions
(including fixed account), net	(17)	(1,483)	(72)	5,688
Contract charges	(3)	(9)	1	(45)

Increase (decrease) in net assets derived from
principal transactions	(245)	(3,684)	(282)	(102)

Total increase (decrease) in net assets	(99)	(3,368)	(241)	13,533
Net assets at December 31, 2005	937	15,698	1,721	101,171

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	239	38	(127)
Total realized gain (loss) on investments
and capital gains distributions	140	481	(97)	11,205
Net unrealized appreciation (depreciation)
of investments	(47)	28	121	(1,101)

Net increase (decrease) in net assets from operations	97	748	62	9,977
Changes from principal transactions:
Premiums	-	310	-	7,176
Surrenders and withdrawals	(41)	(449)	(41)	(15,400)
Policy loans	(2)	21	-	(296)
Annuity payments	-	-	-	-
Death benefits	-	(11)	(26)	(530)
Transfers between Divisions
(including fixed account), net	(991)	(16,314)	(1,716)	3,606
Contract charges	-	(3)	-	(31)

Increase (decrease) in net assets derived from
principal transactions	(1,034)	(16,446)	(1,783)	(5,475)

Total increase (decrease) in net assets	(937)	(15,698)	(1,721)	4,502
Net assets at December 31, 2006	$ -	$ -	$ -	$ 105,673

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment	Growth	Franklin Small
	Index 500	Grade Bond	Opportunities	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2

Net assets at January 1, 2005	$ 130,148	$ 25,415	$ 2,402	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	471	560	(11)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(465)	(53)	14	2
Net unrealized appreciation (depreciation)
of investments	3,965	(331)	158	3
Net increase (decrease) in net assets from operations	3,971	176	161	4
Changes from principal transactions:
Premiums	10,195	2,874	455	18
Surrenders and withdrawals	(14,536)	(3,285)	(277)	(8)
Policy loans	(231)	(78)	11	-
Annuity payments	-	-	-	-
Death benefits	(629)	(22)	(16)	-
Transfers between Divisions
(including fixed account), net	(6,082)	(954)	(353)	241
Contract charges	(58)	(10)	(1)	(1)

Increase (decrease) in net assets derived from
principal transactions	(11,341)	(1,475)	(181)	250
Total increase (decrease) in net assets	(7,370)	(1,299)	(20)	254
Net assets at December 31, 2005	122,778	24,116	2,382	254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	409	615	5	(6)
Total realized gain (loss) on investments
and capital gains distributions	740	(247)	498	34
Net unrealized appreciation (depreciation)
of investments	15,040	283	(468)	64
Net increase (decrease) in net assets from operations	16,189	651	35	92
Changes from principal transactions:
Premiums	8,597	2,292	93	224
Surrenders and withdrawals	(16,185)	(3,476)	(70)	(63)
Policy loans	(416)	(37)	(2)	(3)
Annuity payments	-	-	-	-
Death benefits	(357)	(131)	-	-
Transfers between Divisions
(including fixed account), net	(4,260)	(1,220)	(2,437)	745
Contract charges	(35)	(4)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(12,656)	(2,576)	(2,417)	903
Total increase (decrease) in net assets	3,533	(1,925)	(2,382)	995
Net assets at December 31, 2006	$ 126,311	$ 22,191	$ -	$ 1,249

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING	ING BlackRock	ING FMRSM
	AllianceBernstein	Large Cap	Diversified Mid	ING FMRSM
	Mid Cap Growth	Growth	Cap Portfolio -	Diversified Mid
	Portfolio - Service	Portfolio -	Institutional	Cap Portfolio -
	Class	Service 2 Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-
Net increase (decrease) in net assets from operations	3	-	-	-
Changes from principal transactions:
Premiums	3	-	-	1
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	-	-	31
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	6	-	-	32
Total increase (decrease) in net assets	9	-	-	32
Net assets at December 31, 2005	9	-	-	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	18	1	-	28
Net unrealized appreciation (depreciation)
of investments	(34)	-	-	11
Net increase (decrease) in net assets from operations	(19)	1	-	34
Changes from principal transactions:
Premiums	72	11	-	50
Surrenders and withdrawals	(11)	-	-	(62)
Policy loans	1	-	-	(2)
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	337	-	-	644
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	399	11	-	630
Total increase (decrease) in net assets	380	12	-	664
Net assets at December 31, 2006	$ 389	$ 12	$ -	$ 696

The accompanying notes are an integral part of these financial statements.

55

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING FMRSM	ING JPMorgan	ING JPMorgan
	Large Cap	Emerging	Small Cap Core	ING Julius
	Growth Portfolio	Markets Equity	Equity Portfolio	Baer Foreign
	- Institutional	Portfolio -	- Institutional	Portfolio -
	Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	-	(32)
Total realized gain (loss) on investments
and capital gains distributions	-	(57)	2	640
Net unrealized appreciation (depreciation)
of investments	-	178	1	(280)

Net increase (decrease) in net assets from operations	-	115	3	328
Changes from principal transactions:
Premiums	-	32	5	1,025
Surrenders and withdrawals	-	(81)	(32)	(392)
Policy loans	-	(1)	-	5
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1,686	102	373
Contract charges	-	(1)	(1)	(3)

Increase (decrease) in net assets derived from
principal transactions	-	1,635	74	1,008
Total increase (decrease) in net assets	-	1,750	77	1,336
Net assets at December 31, 2005	-	1,750	77	3,304

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(741)	(29)	(339)	(71)
Total realized gain (loss) on investments
and capital gains distributions	(900)	329	588	413
Net unrealized appreciation (depreciation)
of investments	251	644	(12)	819

Net increase (decrease) in net assets from operations	(1,390)	944	237	1,161
Changes from principal transactions:
Premiums	3,417	375	1,635	670
Surrenders and withdrawals	(9,708)	(292)	(4,539)	(840)
Policy loans	(14)	(4)	(131)	(15)
Annuity payments	-	-	-	-
Death benefits	(185)	-	(30)	(1)
Transfers between Divisions
(including fixed account), net	85,069	2,431	40,927	4,133
Contract charges	(16)	(1)	(3)	(1)

Increase (decrease) in net assets derived from
principal transactions	78,563	2,509	37,859	3,946

Total increase (decrease) in net assets	77,173	3,453	38,096	5,107

Net assets at December 31, 2006	$ 77,173	$ 5,203	$ 38,173	$ 8,411

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Legg
	ING Julius	Mason Value	ING Legg	ING Limited
	Baer Foreign	Portfolio -	Mason Value	Maturity Bond
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service 2 Class	Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	21	-	-
Net unrealized appreciation (depreciation)
of investments	1	2	-	-
Net increase (decrease) in net assets from operations	1	21	-	-
Changes from principal transactions:
Premiums	5	41	-	3
Surrenders and withdrawals	-	(31)	-	(1)
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	607	-	56
Contract charges	-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	5	616	-	58
Total increase (decrease) in net assets	6	637	-	58
Net assets at December 31, 2005	6	637	-	58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(11)	-	284
Total realized gain (loss) on investments
and capital gains distributions	1	9	-	(36)
Net unrealized appreciation (depreciation)
of investments	23	42	2	(29)

Net increase (decrease) in net assets from operations	23	40	2	219
Changes from principal transactions:
Premiums	145	71	9	503
Surrenders and withdrawals	(2)	(37)	-	(1,171)
Policy loans	-	(18)	-	(25)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(56)
Transfers between Divisions
(including fixed account), net	50	46	17	10,512
Contract charges	-	-	-	(1)

Increase (decrease) in net assets derived from
principal transactions	193	62	26	9,762
Total increase (decrease) in net assets	216	102	28	9,981
Net assets at December 31, 2006	$ 222	$ 739	$ 28	$ 10,039

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Liquid	ING Lord Abbett	ING Marsico	ING Marsico
	Assets Portfolio Affiliated Portfolio		Growth	Growth
	- Institutional	- Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service 2 Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	7	-
Net unrealized appreciation (depreciation)
of investments	-	-	12	1

Net increase (decrease) in net assets from operations	3	-	17	1
Changes from principal transactions:
Premiums	3	-	12	4
Surrenders and withdrawals	(404)	-	(63)	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,840	-	310	-
Contract charges	1	-	-	-

Increase (decrease) in net assets derived from
principal transactions	1,440	-	259	4

Total increase (decrease) in net assets	1,443	-	276	5

Net assets at December 31, 2005	1,443	-	276	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	-	(6)	-
Total realized gain (loss) on investments
and capital gains distributions	-	5	12	-
Net unrealized appreciation (depreciation)
of investments	-	3	15	-

Net increase (decrease) in net assets from operations	23	8	21	-
Changes from principal transactions:
Premiums	18	-	101	5
Surrenders and withdrawals	(2,452)	-	(78)	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,088	112	154	-
Contract charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(1,346)	112	177	5

Total increase (decrease) in net assets	(1,323)	120	198	5

Net assets at December 31, 2006	$ 120	$ 120	$ 474	$ 10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Marsico
	International
	Opportunities	ING MFS Total	ING MFS Total
	Portfolio -	Return	Return	ING Pioneer
	Institutional	Portfolio -	Portfolio -	Fund Portfolio
	Class	Service Class	Service 2 Class	- Service Class

Net assets at January 1, 2005	$ -	$ 3,342	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	52	-	-
Total realized gain (loss) on investments
and capital gains distributions	20	244	-	-
Net unrealized appreciation (depreciation)
of investments	4	(210)	-	-

Net increase (decrease) in net assets from operations	23	86	-	-
Changes from principal transactions:
Premiums	3	538	-	-
Surrenders and withdrawals	(22)	(450)	-	-
Policy loans	-	(23)	-	-
Annuity payments	-	-	-	-
Death benefits	-	(16)	-	-
Transfers between Divisions
(including fixed account), net	153	2,398	-	-
Contract charges	1	(1)	-	-

Increase (decrease) in net assets derived from
principal transactions	135	2,446	-	-

Total increase (decrease) in net assets	158	2,532	-	-

Net assets at December 31, 2005	158	5,874	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(244)	54	1	-
Total realized gain (loss) on investments
and capital gains distributions	93	286	2	-
Net unrealized appreciation (depreciation)
of investments	2,255	215	1	4

Net increase (decrease) in net assets from operations	2,104	555	4	4
Changes from principal transactions:
Premiums	1,110	441	13	3
Surrenders and withdrawals	(3,061)	(1,076)	16	4
Policy loans	(47)	(24)	-	-
Annuity payments	-	-	-	-
Death benefits	(37)	(10)	-	-
Transfers between Divisions
(including fixed account), net	30,006	(435)	4	46
Contract charges	(7)	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	27,964	(1,105)	33	53

Total increase (decrease) in net assets	30,068	(550)	37	57

Net assets at December 31, 2006	$ 30,226	$ 5,324	$ 37	$ 57

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 3,232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(4)	(7)
Total realized gain (loss) on investments
and capital gains distributions	1	2	17	261
Net unrealized appreciation (depreciation)
of investments	1	1	43	(131)

Net increase (decrease) in net assets from operations	2	3	56	123
Changes from principal transactions:
Premiums	6	2	114	636
Surrenders and withdrawals	-	-	(192)	(381)
Policy loans	(2)	-	(2)	(5)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	44	20	2,208	794
Contract charges	-	(1)	1	(1)

Increase (decrease) in net assets derived from
principal transactions	48	21	2,129	1,040
Total increase (decrease) in net assets	50	24	2,185	1,163
Net assets at December 31, 2005	50	24	2,185	4,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(6)	(2)
Total realized gain (loss) on investments
and capital gains distributions	3	3	308	302
Net unrealized appreciation (depreciation)
of investments	4	18	289	473
Net increase (decrease) in net assets from operations	6	21	591	773
Changes from principal transactions:
Premiums	18	58	570	639
Surrenders and withdrawals	-	(3)	(557)	(656)
Policy loans	(1)	(4)	(16)	(13)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(1)
Transfers between Divisions
(including fixed account), net	(10)	146	3,864	178
Contract charges	-	-	(1)	(2)

Increase (decrease) in net assets derived from
principal transactions	7	197	3,860	145
Total increase (decrease) in net assets	13	218	4,451	918
Net assets at December 31, 2006	$ 63	$ 242	$ 6,636	$ 5,313

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP Index
	ING T. Rowe	ING Van Kampen	ING Van Kampen	Plus
	Price Equity	Growth and	Growth and	International
	Income Portfolio -	Income Portfolio -	Income Portfolio -	Equity Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	2	-	-

Net increase (decrease) in net assets from operations	-	2	-	-
Changes from principal transactions:
Premiums	6	44	-	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	5	98	-	-
Contract charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	11	142	-	-

Total increase (decrease) in net assets	11	144	-	-

Net assets at December 31, 2005	11	144	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	31	-	1
Total realized gain (loss) on investments
and capital gains distributions	3	1,388	-	21
Net unrealized appreciation (depreciation)
of investments	17	193	2	62

Net increase (decrease) in net assets from operations	20	1,612	2	84
Changes from principal transactions:
Premiums	154	922	17	3
Surrenders and withdrawals	(6)	(2,201)	-	(84)
Policy loans	-	(13)	-	(2)
Annuity payments	-	-	-	-
Death benefits	-	(114)	-	-
Transfers between Divisions
(including fixed account), net	37	20,622	8	1,064
Contract charges	-	(2)	-	(1)

Increase (decrease) in net assets derived from
principal transactions	185	19,214	25	980

Total increase (decrease) in net assets	205	20,826	27	1,064

Net assets at December 31, 2006	$ 216	$ 20,970	$ 27	$ 1,064

The accompanying notes are an integral part of these financial statements.

	61

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American
	Century Large	Century Large	ING American	ING American
	Company Value	Company	Century Select	Century Select
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Initial Class	- Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(243)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	148	-
Net unrealized appreciation (depreciation)
of investments	-	-	1,778	-
Net increase (decrease) in net assets from operations	-	-	1,683	-
Changes from principal transactions:
Premiums	29	-	1,282	-
Surrenders and withdrawals	-	-	(2,198)	-
Policy loans	-	-	(38)	-
Annuity payments	-	-	-	-
Death benefits	-	-	(70)	-
Transfers between Divisions
(including fixed account), net	15	-	23,116	-
Contract charges	-	-	(10)	-
Increase (decrease) in net assets derived from
principal transactions	44	-	22,082	-
Total increase (decrease) in net assets	44	-	23,765	-
Net assets at December 31, 2005	44	-	23,765	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(25)	-
Total realized gain (loss) on investments
and capital gains distributions	6	-	62	-
Net unrealized appreciation (depreciation)
of investments	11	-	(826)	-
Net increase (decrease) in net assets from operations	17	-	(789)	-
Changes from principal transactions:
Premiums	20	6	1,509	-
Surrenders and withdrawals	-	-	(2,890)	-
Policy loans	(2)	-	(10)	-
Annuity payments	-	-	-	-
Death benefits	-	-	(71)	-
Transfers between Divisions
(including fixed account), net	66	-	(1,168)	9
Contract charges	-	-	(8)	-
Increase (decrease) in net assets derived from
principal transactions	84	6	(2,638)	9
Total increase (decrease) in net assets	101	6	(3,427)	9
Net assets at December 31, 2006	$ 145	$ 6	$ 20,338	$ 9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Baron
	Century Small-	Century Small-	Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ 1,059	$ -	$ 856	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	-	(34)	-
Total realized gain (loss) on investments
and capital gains distributions	193	-	161	-
Net unrealized appreciation (depreciation)
of investments	(98)	-	(36)	-
Net increase (decrease) in net assets from operations	83	-	91	-
Changes from principal transactions:
Premiums	277	4	348	-
Surrenders and withdrawals	(104)	-	(356)	-
Policy loans	(4)	-	(9)	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	162	-	1,030	-
Contract charges	(1)	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	330	4	1,012	-
Total increase (decrease) in net assets	413	4	1,103	-
Net assets at December 31, 2005	1,472	4	1,959	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	-	(33)	-
Total realized gain (loss) on investments
and capital gains distributions	29	-	79	-
Net unrealized appreciation (depreciation)
of investments	198	1	246	3
Net increase (decrease) in net assets from operations	205	1	292	3
Changes from principal transactions:
Premiums	344	4	518	25
Surrenders and withdrawals	(206)	-	(206)	-
Policy loans	(8)	-	(13)	-
Annuity payments	-	-	-	-
Death benefits	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	(101)	-	395	19
Contract charges	-	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	28	4	693	44
Total increase (decrease) in net assets	233	5	985	47
Net assets at December 31, 2006	$ 1,705	$ 9	$ 2,944	$ 47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING Fidelity®	ING Fidelity®
	ING Davis	ING Davis	VIP	VIP Equity-
	Venture Value Venture Value		Contrafund®	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	1	-
Net increase (decrease) in net assets from operations	-	-	1	-
Changes from principal transactions:
Premiums	27	-	6	4
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	-	3	2
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	34	-	9	6
Total increase (decrease) in net assets	34	-	10	6
Net assets at December 31, 2005	34	-	10	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	(4)	(1)
Total realized gain (loss) on investments
and capital gains distributions	21	-	1	-
Net unrealized appreciation (depreciation)
of investments	18	-	35	10
Net increase (decrease) in net assets from operations	36	-	32	9
Changes from principal transactions:
Premiums	73	1	431	66
Surrenders and withdrawals	(18)	-	(7)	11
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	287	1	175	1
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	342	2	599	78
Total increase (decrease) in net assets	378	2	631	87
Net assets at December 31, 2006	$ 412	$ 2	$ 641	$ 93

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING	ING Goldman
	ING Fidelity®	ING Fidelity®	Fundamental	Sachs® Capital
	VIP Growth	VIP Mid Cap	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	(39)	-
Net increase (decrease) in net assets from operations	-	-	(43)	-
Changes from principal transactions:
Premiums	-	2	9	-
Surrenders and withdrawals	-	-	(70)	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	(11)	-
Transfers between Divisions
(including fixed account), net	-	-	3,304	-
Contract charges	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	2	3,232	-
Total increase (decrease) in net assets	-	2	3,189	-
Net assets at December 31, 2005	-	2	3,189	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(30)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	58	-
Net unrealized appreciation (depreciation)
of investments	-	9	244	-
Net increase (decrease) in net assets from operations	-	8	272	-
Changes from principal transactions:
Premiums	5	156	96	4
Surrenders and withdrawals	-	(7)	(926)	-
Policy loans	-	-	5	-
Annuity payments	-	-	-	-
Death benefits	-	-	(7)	-
Transfers between Divisions
(including fixed account), net	-	39	(126)	-
Contract charges	-	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	5	188	(959)	4
Total increase (decrease) in net assets	5	196	(687)	4
Net assets at December 31, 2006	$ 5	$ 198	$ 2,502	$ 4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 2,712	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(38)	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	-	591	1
Net unrealized appreciation (depreciation)
of investments	-	-	(226)	-
Net increase (decrease) in net assets from operations	(7)	-	327	1
Changes from principal transactions:
Premiums	2	-	762	5
Surrenders and withdrawals	-	-	(496)	-
Policy loans	-	-	(28)	-
Annuity payments	-	-	-	-
Death benefits	-	-	(5)	-
Transfers between Divisions
(including fixed account), net	36	-	1,881	4
Contract charges	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	38	-	2,112	9
Total increase (decrease) in net assets	31	-	2,439	10
Net assets at December 31, 2005	31	-	5,151	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(76)	-
Total realized gain (loss) on investments
and capital gains distributions	(39)	-	140	-
Net unrealized appreciation (depreciation)
of investments	17	1	712	5
Net increase (decrease) in net assets from operations	(23)	1	776	5
Changes from principal transactions:
Premiums	38	15	786	53
Surrenders and withdrawals	(1)	-	(544)	-
Policy loans	(2)	-	(34)	-
Annuity payments	-	-	-	-
Death benefits	-	-	(1)	-
Transfers between Divisions
(including fixed account), net	214	6	(108)	16
Contract charges	-	-	(2)	-
Increase (decrease) in net assets derived from
principal transactions	249	21	97	69
Total increase (decrease) in net assets	226	22	873	74
Net assets at December 31, 2006	$ 257	$ 22	$ 6,024	$ 84

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Legg Mason	ING Legg Mason	ING Legg Mason	ING Neuberger
	Partners	Partners	Partners Large	Berman
	Aggressive	Aggressive	Cap Growth	Partners
	Growth Portfolio	Growth Portfolio	Portfolio - Initial	Portfolio -
	- Initial Class	- Service Class	Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	1	-

Net increase (decrease) in net assets from operations	1	-	1	-
Changes from principal transactions:
Premiums	1	-	28	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	-	35	-
Contract charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	8	-	63	-

Total increase (decrease) in net assets	9	-	64	-

Net assets at December 31, 2005	9	-	64	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(278)	-	(1)	(188)
Total realized gain (loss) on investments
and capital gains distributions	(97)	-	1	(128)
Net unrealized appreciation (depreciation)
of investments	1,089	1	3	998

Net increase (decrease) in net assets from operations	714	1	3	682
Changes from principal transactions:
Premiums	1,203	7	17	779
Surrenders and withdrawals	(3,746)	2	3	(2,075)
Policy loans	(72)	-	1	(54)
Annuity payments	-	-	-	-
Death benefits	(31)	-	-	(6)
Transfers between Divisions
(including fixed account), net	30,399	-	2	20,586
Contract charges	(10)	-	-	(3)

Increase (decrease) in net assets derived from
principal transactions	27,743	9	23	19,227

Total increase (decrease) in net assets	28,457	10	26	19,909

Net assets at December 31, 2006	$ 28,466	$ 10	$ 90	$ 19,909

The accompanying notes are an integral part of these financial statements.

	67

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING OpCap	ING OpCap	ING	ING
	Balanced Value Balanced Value Oppenheimer			Oppenheimer
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Initial Class	Service Class	- Initial Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ 651	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(75)	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	1,445	-
Net unrealized appreciation (depreciation)
of investments	1	-	7,764	-
Net increase (decrease) in net assets from operations	2	-	9,134	-
Changes from principal transactions:
Premiums	24	-	2,713	5
Surrenders and withdrawals	-	-	(4,979)	-
Policy loans	-	-	(16)	-
Annuity payments	-	-	(2)	-
Death benefits	-	-	(155)	-
Transfers between Divisions
(including fixed account), net	23	-	45,874	-
Contract charges	-	-	(17)	-
Increase (decrease) in net assets derived from
principal transactions	47	-	43,418	5
Total increase (decrease) in net assets	49	-	52,552	5
Net assets at December 31, 2005	49	-	53,203	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(780)	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	-	1,600	1
Net unrealized appreciation (depreciation)
of investments	9	-	7,741	23
Net increase (decrease) in net assets from operations	12	-	8,561	23
Changes from principal transactions:
Premiums	4	1	3,895	162
Surrenders and withdrawals	(5)	-	(8,149)	(8)
Policy loans	-	-	(115)	-
Annuity payments	-	-	(2)	-
Death benefits	-	-	(271)	-
Transfers between Divisions
(including fixed account), net	106	1	5,594	41
Contract charges	-	-	(21)	-
Increase (decrease) in net assets derived from
principal transactions	105	2	931	195
Total increase (decrease) in net assets	117	2	9,492	218
Net assets at December 31, 2006	$ 166	$ 2	$ 62,695	$ 223

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Strategic Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ 1,381	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	29	-	-
Net unrealized appreciation (depreciation)
of investments	-	(21)	-	-
Net increase (decrease) in net assets from operations	-	17	-	-
Changes from principal transactions:
Premiums	-	406	1	-
Surrenders and withdrawals	-	(284)	-	-
Policy loans	-	(5)	-	-
Annuity payments	-	-	-	-
Death benefits	-	(5)	-	-
Transfers between Divisions
(including fixed account), net	-	1,614	-	-
Contract charges	-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	-	1,725	1	-
Total increase (decrease) in net assets	-	1,742	1	-
Net assets at December 31, 2005	-	3,123	1	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	16	-	36
Total realized gain (loss) on investments
and capital gains distributions	-	2	-	36
Net unrealized appreciation (depreciation)
of investments	7	78	-	4

Net increase (decrease) in net assets from operations	6	96	-	76
Changes from principal transactions:
Premiums	107	464	41	37
Surrenders and withdrawals	(3)	(928)	2	(1,527)
Policy loans	-	(3)	-	1
Annuity payments	-	-	-	-
Death benefits	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	37	746	(2)	1,620
Contract charges	-	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	141	277	41	131

Total increase (decrease) in net assets	147	373	41	207

Net assets at December 31, 2006	$ 147	$ 3,496	$ 42	$ 207

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING T. Rowe
			ING Solution	Price Diversified
	ING Solution	ING Solution	Income	Mid Cap Growth
	2015 Portfolio -	2025 Portfolio -	Portfolio -	Portfolio - Initial
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(326)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	786
Net unrealized appreciation (depreciation)
of investments	-	-	-	4,577

Net increase (decrease) in net assets from operations	-	-	-	5,037
Changes from principal transactions:
Premiums	-	3	-	1,759
Surrenders and withdrawals	-	-	-	(2,509)
Policy loans	-	-	-	(148)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(107)
Transfers between Divisions
(including fixed account), net	-	-	-	29,857
Contract charges	-	-	-	(22)

Increase (decrease) in net assets derived from
principal transactions	-	3	-	28,830

Total increase (decrease) in net assets	-	3	-	33,867

Net assets at December 31, 2005	-	3	-	33,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	-	(782)
Total realized gain (loss) on investments
and capital gains distributions	-	2	-	2,871
Net unrealized appreciation (depreciation)
of investments	5	56	-	245

Net increase (decrease) in net assets from operations	4	55	-	2,334
Changes from principal transactions:
Premiums	47	508	3	3,833
Surrenders and withdrawals	20	28	-	(7,858)
Policy loans	-	-	-	(100)
Annuity payments	-	-	-	(1)
Death benefits	-	-	-	(169)
Transfers between Divisions
(including fixed account), net	2	(1)	3	33,349
Contract charges	-	-	-	(32)

Increase (decrease) in net assets derived from
principal transactions	69	535	6	29,022

Total increase (decrease) in net assets	73	590	6	31,356

Net assets at December 31, 2006	$ 73	$ 593	$ 6	$ 65,223

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Diversified	ING T. Rowe	Price Growth	ING UBS U.S.
	Mid Cap Growth	Price Growth	Equity	Large Cap
	Portfolio -	Equity Portfolio	Portfolio -	Equity Portfolio
	Service Class	- Initial Class	Service Class	- Initial Class

Net assets at January 1, 2005	$ -	$ 1,535	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(18)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	31	-	2
Net unrealized appreciation (depreciation)
of investments	-	112	-	-
Net increase (decrease) in net assets from operations	-	125	-	2
Changes from principal transactions:
Premiums	4	521	1	1
Surrenders and withdrawals	-	(150)	-	-
Policy loans	-	(6)	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	466	5	14
Contract charges	-	(3)	-	-
Increase (decrease) in net assets derived from
principal transactions	4	828	6	15

Total increase (decrease) in net assets	4	953	6	17

Net assets at December 31, 2005	4	2,488	6	17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(32)	-	(8)
Total realized gain (loss) on investments
and capital gains distributions	-	67	-	(13)
Net unrealized appreciation (depreciation)
of investments	1	289	1	471

Net increase (decrease) in net assets from operations	1	324	1	450
Changes from principal transactions:
Premiums	12	534	6	286
Surrenders and withdrawals	-	(252)	-	(747)
Policy loans	-	(6)	-	(13)
Annuity payments	-	-	-	-
Death benefits	-	(8)	-	(11)
Transfers between Divisions
(including fixed account), net	(7)	75	2	5,787
Contract charges	-	(2)	-	(1)

Increase (decrease) in net assets derived from
principal transactions	5	341	8	5,301

Total increase (decrease) in net assets	6	665	9	5,751

Net assets at December 31, 2006	$ 10	$ 3,153	$ 15	$ 5,768

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity
	Equity	Comstock	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ 2,136	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(25)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	162	-	-
Net unrealized appreciation (depreciation)
of investments	-	(9)	-	7
Net increase (decrease) in net assets from operations	-	128	-	6
Changes from principal transactions:
Premiums	-	966	1	35
Surrenders and withdrawals	-	(264)	-	-
Policy loans	-	(28)	-	-
Annuity payments	-	-	-	-
Death benefits	-	(3)	-	-
Transfers between Divisions
(including fixed account), net	-	1,456	-	272
Contract charges	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	-	2,125	1	307
Total increase (decrease) in net assets	-	2,253	1	313
Net assets at December 31, 2005	-	4,389	1	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(21)	(1)	153
Total realized gain (loss) on investments
and capital gains distributions	-	338	3	531
Net unrealized appreciation (depreciation)
of investments	-	374	4	457
Net increase (decrease) in net assets from operations	-	691	6	1,141
Changes from principal transactions:
Premiums	-	911	60	645
Surrenders and withdrawals	-	(658)	(2)	(1,735)
Policy loans	-	(36)	-	(4)
Annuity payments	-	-	-	-
Death benefits	-	(1)	-	(87)
Transfers between Divisions
(including fixed account), net	-	437	8	15,655
Contract charges	-	(2)	-	(2)

Increase (decrease) in net assets derived from
principal transactions	-	651	66	14,472
Total increase (decrease) in net assets	-	1,342	72	15,613
Net assets at December 31, 2006	$ -	$ 5,731	$ 73	$ 15,926

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Van
	Kampen Equity	ING VP Strategic	ING VP Strategic	ING VP Strategic
	and Income	Allocation	Allocation	Allocation
	Portfolio -	Conservative	Growth Portfolio	Moderate
	Service Class	Portfolio - Class I	- Class I	Portfolio - Class I

Net assets at January 1, 2005	$ -	$ 556	$ 197	$ 845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	-	11	7	14
Net unrealized appreciation (depreciation)
of investments	1	(6)	20	21

Net increase (decrease) in net assets from operations	1	6	26	36
Changes from principal transactions:
Premiums	8	89	173	238
Surrenders and withdrawals	-	(67)	(4)	(58)
Policy loans	-	(3)	(6)	(17)
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	5	(182)	342	207
Contract charges	-	1	-	(1)

Increase (decrease) in net assets derived from
principal transactions	13	(162)	505	369

Total increase (decrease) in net assets	14	(156)	531	405

Net assets at December 31, 2005	14	400	728	1,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	23	62	138
Net unrealized appreciation (depreciation)
of investments	7	21	72	54

Net increase (decrease) in net assets from operations	8	47	131	190
Changes from principal transactions:
Premiums	89	110	499	453
Surrenders and withdrawals	(1)	(22)	(248)	(1,349)
Policy loans	-	-	(19)	(36)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(5)
Transfers between Divisions
(including fixed account), net	33	293	251	1,299
Contract charges	-	-	(1)	-

Increase (decrease) in net assets derived from
principal transactions	121	381	482	362

Total increase (decrease) in net assets	129	428	613	552

Net assets at December 31, 2006	$ 143	$ 828	$ 1,341	$ 1,802

The accompanying notes are an integral part of these financial statements.

	73

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP Global
	Science and	ING VP Index	ING VP Index	ING VP Index
	Technology	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2005	$ 88	$ 1,134	$ 2,440	$ 1,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(50)	(41)
Total realized gain (loss) on investments
and capital gains distributions	10	18	477	328
Net unrealized appreciation (depreciation)
of investments	(5)	54	140	(19)

Net increase (decrease) in net assets from operations	4	71	567	268
Changes from principal transactions:
Premiums	32	308	794	586
Surrenders and withdrawals	(8)	(65)	(640)	(595)
Policy loans	(6)	(2)	(11)	(12)
Annuity payments	-	-	-	-
Death benefits	-	-	(41)	-
Transfers between Divisions
(including fixed account), net	(29)	383	4,992	4,047
Contract charges	-	(1)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(11)	623	5,093	4,026
Total increase (decrease) in net assets	(7)	694	5,660	4,294
Net assets at December 31, 2005	81	1,828	8,100	6,103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(31)	(79)	(79)
Total realized gain (loss) on investments
and capital gains distributions	3	67	827	524
Net unrealized appreciation (depreciation)
of investments	4	396	(96)	354
Net increase (decrease) in net assets from operations	4	432	652	799
Changes from principal transactions:
Premiums	48	441	1,173	702
Surrenders and withdrawals	(9)	(328)	(1,290)	(992)
Policy loans	(2)	(44)	(31)	(2)
Annuity payments	-	-	-	-
Death benefits	-	(9)	(15)	(14)
Transfers between Divisions
(including fixed account), net	93	2,349	1,767	1,824
Contract charges	-	(1)	(2)	(1)

Increase (decrease) in net assets derived from
principal transactions	130	2,408	1,602	1,517
Total increase (decrease) in net assets	134	2,840	2,254	2,316
Net assets at December 31, 2006	$ 215	$ 4,668	$ 10,354	$ 8,419

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP
	International	ING VP Small	ING VP Value
	Equity	Company	Opportunity	ING VP Financial
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Services Portfolio
	I	I	I	- Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	2
Net unrealized appreciation (depreciation)
of investments	-	-	(5)	1

Net increase (decrease) in net assets from operations	-	-	(6)	2
Changes from principal transactions:
Premiums	-	-	8	9
Surrenders and withdrawals	-	-	(14)	-
Policy loans	-	-	(1)	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	1,093	41
Contract charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	-	-	1,086	50

Total increase (decrease) in net assets	-	-	1,080	52

Net assets at December 31, 2005	-	-	1,080	90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	9	6
Net unrealized appreciation (depreciation)
of investments	1	1	140	18

Net increase (decrease) in net assets from operations	1	1	149	24
Changes from principal transactions:
Premiums	8	18	117	31
Surrenders and withdrawals	5	1	(169)	(18)
Policy loans	-	-	(13)	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers between Divisions
(including fixed account), net	2	-	(15)	180
Contract charges	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	15	19	(80)	193

Total increase (decrease) in net assets	16	20	69	217

Net assets at December 31, 2006	$ 16	$ 20	$ 1,149	$ 307

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP High	ING VP
	Yield Bond	International	ING VP MidCap	ING VP Real
	Portfolio - Class	Value Portfolio	Opportunities	Estate Portfolio
	I	- Class I	Portfolio - Class I	- Class I

Net assets at January 1, 2005	$ 13,321	$ 25,772	$ 38,521	$ 952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	342	258	(511)	23
Total realized gain (loss) on investments
and capital gains distributions	(22)	4,335	461	112
Net unrealized appreciation (depreciation)
of investments	(287)	(2,636)	3,060	115
Net increase (decrease) in net assets from operations	33	1,957	3,010	250
Changes from principal transactions:
Premiums	528	2,230	2,876	458
Surrenders and withdrawals	(1,322)	(3,274)	(4,309)	(266)
Policy loans	(16)	(93)	(37)	5
Annuity payments	-	-	-	-
Death benefits	(1)	(66)	(68)	-
Transfers between Divisions
(including fixed account), net	(7,063)	272	(3,126)	1,015
Contract charges	-	(9)	(22)	(1)

Increase (decrease) in net assets derived from
principal transactions	(7,874)	(940)	(4,686)	1,211
Total increase (decrease) in net assets	(7,841)	1,017	(1,676)	1,461
Net assets at December 31, 2005	5,480	26,789	36,845	2,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	297	280	(506)	39
Total realized gain (loss) on investments
and capital gains distributions	(27)	3,000	1,224	702
Net unrealized appreciation (depreciation)
of investments	146	3,442	1,481	323
Net increase (decrease) in net assets from operations	416	6,722	2,199	1,064
Changes from principal transactions:
Premiums	415	1,846	2,419	591
Surrenders and withdrawals	(1,075)	(4,857)	(5,584)	(519)
Policy loans	(30)	(84)	(72)	(32)
Annuity payments	-	-	-	-
Death benefits	(12)	(92)	(44)	-
Transfers between Divisions
(including fixed account), net	631	(2,237)	(2,002)	1,434
Contract charges	-	(7)	(16)	(1)

Increase (decrease) in net assets derived from
principal transactions	(71)	(5,431)	(5,299)	1,473
Total increase (decrease) in net assets	345	1,291	(3,100)	2,537
Net assets at December 31, 2006	$ 5,825	$ 28,080	$ 33,745	$ 4,950

The accompanying notes are an integral part of these financial statements.

76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP Money
	SmallCap	Balanced	Intermediate	Market
	Opportunities	Portfolio - Class	Bond Portfolio -	Portfolio - Class
	Portfolio - Class I	I	Class I	I

Net assets at January 1, 2005	$ 22,696	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(291)	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	1,328	-	-	-
Net unrealized appreciation (depreciation)
of investments	403	-	(1)	-

Net increase (decrease) in net assets from operations	1,440	-	-	-
Changes from principal transactions:
Premiums	1,707	27	4	34
Surrenders and withdrawals	(2,275)	-	-	-
Policy loans	(65)	-	-	-
Annuity payments	-	-	-	-
Death benefits	(52)	-	-	-
Transfers between Divisions
(including fixed account), net	(2,483)	5	20	(34)
Contract charges	(20)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(3,188)	32	24	-
Total increase (decrease) in net assets	(1,748)	32	24	-
Net assets at December 31, 2005	20,948	32	24	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(290)	(14)	25	(2)
Total realized gain (loss) on investments
and capital gains distributions	1,718	1	-	4
Net unrealized appreciation (depreciation)
of investments	733	87	(4)	4

Net increase (decrease) in net assets from operations	2,161	74	21	6
Changes from principal transactions:
Premiums	1,376	30	157	1,138
Surrenders and withdrawals	(3,157)	(171)	(12)	14
Policy loans	(49)	(2)	(5)	(16)
Annuity payments	-	-	-	-
Death benefits	(45)	(12)	-	-
Transfers between Divisions
(including fixed account), net	(1,376)	1,633	577	(903)
Contract charges	(12)	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	(3,263)	1,477	717	233
Total increase (decrease) in net assets	(1,102)	1,551	738	239
Net assets at December 31, 2006	$ 19,846	$ 1,583	$ 762	$ 239

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Lord Abbett	Lord Abbett
	ING VP	Janus Aspen Series	Series Fund -	Series Fund -
	Natural	International	Growth and	Mid-Cap Value
	Resources	Growth Portfolio -	Income Portfolio -	Portfolio - Class
	Trust	Institutional Shares	Class VC	VC

Net assets at January 1, 2005	$ 945	$ 21,227	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(43)	1	-
Total realized gain (loss) on investments
and capital gains distributions	929	4,640	8	22
Net unrealized appreciation (depreciation)
of investments	449	1,170	(7)	(15)

Net increase (decrease) in net assets from operations	1,326	5,767	2	7
Changes from principal transactions:
Premiums	339	1,384	38	47
Surrenders and withdrawals	(745)	(2,308)	(7)	(4)
Policy loans	(23)	(22)	-	-
Annuity payments	-	-	-	-
Death benefits	-	(29)	-	-
Transfers between Divisions
(including fixed account), net	3,481	(2,303)	103	398
Contract charges	(1)	(10)	1	1

Increase (decrease) in net assets derived from
principal transactions	3,051	(3,288)	135	442

Total increase (decrease) in net assets	4,377	2,479	137	449

Net assets at December 31, 2005	5,322	23,706	137	449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	(123)	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	1,252	11,589	27	88
Net unrealized appreciation (depreciation)
of investments	(88)	(5,500)	23	19

Net increase (decrease) in net assets from operations	1,062	5,966	54	101
Changes from principal transactions:
Premiums	933	465	84	195
Surrenders and withdrawals	(1,124)	(906)	(45)	(40)
Policy loans	(19)	(69)	(22)	(2)
Annuity payments	-	-	-	-
Death benefits	-	(3)	-	-
Transfers between Divisions
(including fixed account), net	2,120	(29,155)	563	480
Contract charges	(3)	(4)	-	-

Increase (decrease) in net assets derived from
principal transactions	1,907	(29,672)	580	633

Total increase (decrease) in net assets	2,969	(23,706)	634	734

Net assets at December 31, 2006	$ 8,291	$ -	$ 771	$ 1,183

The accompanying notes are an integral part of these financial statements.

	78

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Neuberger	Neuberger
	Berman AMT	Berman AMT	Neuberger Berman	Oppenheimer
	Limited Maturity	Partners	AMT Socially	Main Street
	Bond Portfolio® -	Portfolio® -	Responsive	Small Cap
	Class I	Class I	Portfolio® - Class I	Fund®/VA

Net assets at January 1, 2005	$ 12,146	$ 17,275	$ 2,904	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(83)	(42)	-
Total realized gain (loss) on investments
and capital gains distributions	(56)	1,124	125	-
Net unrealized appreciation (depreciation)
of investments	(94)	1,981	85	-

Net increase (decrease) in net assets from operations	2	3,022	168	-
Changes from principal transactions:
Premiums	1,006	1,510	421	3
Surrenders and withdrawals	(1,524)	(3,826)	(289)	-
Policy loans	(26)	(37)	(34)	-
Annuity payments	-	-	-	-
Death benefits	(9)	(163)	-	-
Transfers between Divisions
(including fixed account), net	557	2,708	85	-
Contract charges	(4)	(9)	(3)	-

Increase (decrease) in net assets derived from
principal transactions	-	183	180	3

Total increase (decrease) in net assets	2	3,205	348	3

Net assets at December 31, 2005	12,148	20,480	3,252	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(98)	(40)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(393)	6,060	223	-
Net unrealized appreciation (depreciation)
of investments	483	(4,539)	188	7

Net increase (decrease) in net assets from operations	40	1,423	371	6
Changes from principal transactions:
Premiums	343	489	381	77
Surrenders and withdrawals	(642)	(866)	(415)	(5)
Policy loans	18	(7)	22	-
Annuity payments	-	-	-	-
Death benefits	-	-	(2)	-
Transfers between Divisions
(including fixed account), net	(11,906)	(21,517)	(192)	25
Contract charges	(1)	(2)	(1)	-

Increase (decrease) in net assets derived from
principal transactions	(12,188)	(21,903)	(207)	97

Total increase (decrease) in net assets	(12,148)	(20,480)	164	103

Net assets at December 31, 2006	$ -	$ -	$ 3,416	$ 106

The accompanying notes are an integral part of these financial statements.

	79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	PIMCO Real	Pioneer Equity	Pioneer High
	Return Portfolio -	Income VCT	Yield VCT	Premier VIT
	Administrative	Portfolio - Class	Portfolio - Class	OpCap Equity
	Class	I	I	Portfolio

Net assets at January 1, 2005	$ 770	$ -	$ 1,926	$ 5,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	-	32	(59)
Total realized gain (loss) on investments
and capital gains distributions	9	-	5	673
Net unrealized appreciation (depreciation)
of investments	(23)	-	(36)	(326)

Net increase (decrease) in net assets from operations	13	-	1	288
Changes from principal transactions:
Premiums	397	27	162	570
Surrenders and withdrawals	(255)	(1)	(40)	(662)
Policy loans	(8)	-	(2)	(11)
Annuity payments	-	-	-	-
Death benefits	(43)	-	-	(30)
Transfers between Divisions
(including fixed account), net	967	22	(1,065)	(53)
Contract charges	(2)	-	(1)	(2)

Increase (decrease) in net assets derived from
principal transactions	1,056	48	(946)	(188)

Total increase (decrease) in net assets	1,069	48	(945)	100

Net assets at December 31, 2005	1,839	48	981	5,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	7	46	(1)
Total realized gain (loss) on investments
and capital gains distributions	12	3	10	947
Net unrealized appreciation (depreciation)
of investments	(71)	65	25	(576)

Net increase (decrease) in net assets from operations	(9)	75	81	370
Changes from principal transactions:
Premiums	248	156	213	151
Surrenders and withdrawals	(338)	(6)	(131)	(254)
Policy loans	(3)	(3)	(2)	(3)
Annuity payments	-	-	-	-
Death benefits	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	(204)	807	209	(6,081)
Contract charges	(1)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(298)	954	289	(6,191)

Total increase (decrease) in net assets	(307)	1,029	370	(5,821)

Net assets at December 31, 2006	$ 1,532	$ 1,077	$ 1,351	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Premier VIT
	Premier VIT	OpCap	Premier VIT
	OpCap Global	Managed	OpCap Small
	Equity Portfolio	Portfolio	Cap Portfolio	Wanger Select

Net assets at January 1, 2005	$ 5,205	$ 18,632	$ 30,151	$ 1,007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	(38)	(365)	(19)
Total realized gain (loss) on investments
and capital gains distributions	232	1,546	4,937	105
Net unrealized appreciation (depreciation)
of investments	195	(822)	(5,258)	58
Net increase (decrease) in net assets from operations	365	686	(686)	144
Changes from principal transactions:
Premiums	789	1,288	2,197	170
Surrenders and withdrawals	(591)	(2,588)	(3,926)	(122)
Policy loans	(9)	(47)	(66)	3
Annuity payments	-	-	-	-
Death benefits	(118)	(50)	(135)	-
Transfers between Divisions
(including fixed account), net	819	(1,215)	(3,037)	149
Contract charges	(3)	(7)	(11)	1
Increase (decrease) in net assets derived from
principal transactions	887	(2,619)	(4,978)	201
Total increase (decrease) in net assets	1,252	(1,933)	(5,664)	345
Net assets at December 31, 2005	6,457	16,699	24,487	1,352

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	210	(119)	(19)
Total realized gain (loss) on investments
and capital gains distributions	1,729	1,490	6,018	82
Net unrealized appreciation (depreciation)
of investments	(1,076)	(1,107)	(1,682)	272
Net increase (decrease) in net assets from operations	679	593	4,217	335
Changes from principal transactions:
Premiums	208	434	748	272
Surrenders and withdrawals	(296)	(552)	(1,160)	(289)
Policy loans	-	(22)	(20)	(8)
Annuity payments	-	-	-	-
Death benefits	(3)	(4)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(7,044)	(17,147)	(28,267)	980
Contract charges	(1)	(1)	(3)	-
Increase (decrease) in net assets derived from
principal transactions	(7,136)	(17,292)	(28,704)	954
Total increase (decrease) in net assets	(6,457)	(16,699)	(24,487)	1,289
Net assets at December 31, 2006	$ -	$ -	$ -	$ 2,641

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net assets at January 1, 2005	$ 421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)
Total realized gain (loss) on investments
and capital gains distributions	43
Net unrealized appreciation (depreciation)
of investments	73
Net increase (decrease) in net assets from operations	104
Changes from principal transactions:
Premiums	209
Surrenders and withdrawals	(70)
Policy loans	-
Annuity payments	-
Death benefits	-
Transfers between Divisions
(including fixed account), net	650
Contract charges	(1)

Increase (decrease) in net assets derived from
principal transactions	788
Total increase (decrease) in net assets	892
Net assets at December 31, 2005	1,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)
Total realized gain (loss) on investments
and capital gains distributions	102
Net unrealized appreciation (depreciation)
of investments	15
Net increase (decrease) in net assets from operations	97
Changes from principal transactions:
Premiums	438
Surrenders and withdrawals	(238)
Policy loans	(5)
Annuity payments	-
Death benefits	-
Transfers between Divisions
(including fixed account), net	156
Contract charges	(1)

Increase (decrease) in net assets derived from
principal transactions	350
Total increase (decrease) in net assets	447
Net assets at December 31, 2006	$ 1,760

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly
Northern Life Separate Account One, was established by Northern Life Insurance
Company (“Northern Life”) to support the operations of variable annuity contracts
(“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company
(“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2006, the Account had 108 investment divisions (the “Divisions”), 15 of which invest in independently managed mutual funds and 93 of which invest in mutual funds advised by affiliates, either ING Investments, LLC or Directed Services, LLC. The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006, and related Trusts are as follows:

Fidelity® Variable Insurance Products:	ING Investors Trust (continued):
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING FMRSM Large Cap Growth
Fidelity® VIP Money Market Portfolio - Initial Class	Portfolio - Institutional Class**
Fidelity® Variable Insurance Products II:	ING JPMorgan Emerging Markets Equity
Fidelity® VIP Contrafund® Portfolio - Initial Class	Portfolio - Service Class*
Fidelity® VIP Index 500 Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity
Fidelity® VIP Investment Grade Bond	Portfolio - Institutional Class*
Portfolio - Initial Class	ING Julius Baer Foreign Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Julius Baer Foreign Portfolio - Service 2 Class*
Franklin Small Cap Value Securities Fund - Class 2*	ING Legg Mason Value
ING Investors Trust:	Portfolio - Institutional Class*
ING AllianceBernstein Mid Cap Growth	ING Legg Mason Value Portfolio - Service 2 Class**
Portfolio - Service Class*	ING Limited Maturity Bond
ING BlackRock Large Cap Growth	Portfolio - Service Class*
Portfolio - Service 2 Class**	ING Liquid Assets Portfolio - Institutional Class*
ING FMRSM Diversified Mid Cap	ING Lord Abbett Affiliated
Portfolio - Institutional Class**	Portfolio - Institutional Class**
ING FMRSM Diversified Mid Cap	ING Marsico Growth Portfolio - Service Class*
Portfolio - Service Class*	ING Marsico Growth Portfolio - Service 2 Class*

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Marsico International Opportunities	ING Legg Mason Partners Aggressive Growth
Portfolio - Institutional Class*	Portfolio - Initial Class*
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth
ING MFS Total Return Portfolio - Service 2 Class**	Portfolio - Service Class**
ING Pioneer Fund Portfolio - Service Class*	ING Legg Mason Partners Large Cap Growth
ING Pioneer Mid Cap Value	Portfolio - Initial Class*
Portfolio - Service Class*	ING Neuberger Berman Partners
ING Stock Index Portfolio - Institutional Class*	Portfolio - Initial Class**
ING T. Rowe Price Capital Appreciation	ING OpCap Balanced Value Portfolio - Initial Class*
Portfolio - Service Class*	ING OpCap Balanced Value
ING T. Rowe Price Equity Income	Portfolio - Service Class**
Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING T. Rowe Price Equity Income	ING Oppenheimer Global Portfolio - Service Class*
Portfolio - Service 2 Class*	ING Oppenheimer Strategic Income
ING Van Kampen Growth and Income	Portfolio - Service Class**
Portfolio - Service Class*	ING PIMCO Total Return Portfolio - Initial Class
ING Van Kampen Growth and Income	ING PIMCO Total Return Portfolio - Service Class*
Portfolio - Service 2 Class**	ING Pioneer High Yield Portfolio - Initial Class**
ING VP Index Plus International Equity	ING Solution 2015 Portfolio - Service Class**
Portfolio - Service Class**	ING Solution 2025 Portfolio - Service Class*
ING Partners, Inc.:	ING Solution Income Portfolio - Service Class**
ING American Century Large Company Value	ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class*	Portfolio - Initial Class*
ING American Century Large Company Value	ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class**	Portfolio - Service Class*
ING American Century Select	ING T. Rowe Price Growth Equity
Portfolio - Initial Class*	Portfolio - Initial Class
ING American Century Select	ING T. Rowe Price Growth Equity
Portfolio - Service Class**	Portfolio - Service Class*
ING American Century Small-Mid Cap Value	ING UBS U.S. Large Cap Equity
Portfolio - Initial Class	Portfolio - Initial Class*
ING American Century Small-Mid Cap Value	ING UBS U.S. Large Cap Equity
Portfolio - Service Class*	Portfolio - Service Class**
ING Baron Small Cap Growth Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class
ING Baron Small Cap Growth	ING Van Kampen Comstock
Portfolio - Service Class*	Portfolio - Service Class*
ING Davis Venture Value Portfolio - Initial Class*	ING Van Kampen Equity and Income
ING Davis Venture Value Portfolio - Service Class**	Portfolio - Initial Class*
ING Fidelity® VIP Contrafund®	ING Van Kampen Equity and Income
Portfolio - Service Class*	Portfolio - Service Class*
ING Fidelity® VIP Equity-Income	ING Strategic Allocation Portfolios, Inc.:
Portfolio - Service Class*	ING VP Strategic Allocation Conservative
ING Fidelity® VIP Growth Portfolio - Service Class*	Portfolio - Class I
ING Fidelity® VIP Mid Cap	ING VP Strategic Allocation Growth
Portfolio - Service Class*	Portfolio - Class I
ING Fundamental Research Portfolio - Initial Class*	ING VP Strategic Allocation Moderate
ING Goldman Sachs® Capital Growth	Portfolio - Class I
Portfolio - Service Class**	ING Variable Portfolios, Inc.:
ING JPMorgan International Portfolio - Initial Class*	ING VP Global Science and Technology
ING JPMorgan International	Portfolio - Class I
Portfolio - Service Class**	ING VP Index Plus LargeCap Portfolio - Class I
ING JPMorgan Mid Cap Value	ING VP Index Plus MidCap Portfolio - Class I
Portfolio - Initial Class	ING VP Index Plus SmallCap Portfolio - Class I
ING JPMorgan Mid Cap Value	ING VP International Equity Portfolio - Class I**
Portfolio - Service Class*	ING VP Small Company Portfolio - Class I*
ING VP Value Opportunity Portfolio - Class I*

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Variable Products Trust:	Neuberger Berman Advisers Management Trust:
ING VP Financial Services Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING VP High Yield Bond Portfolio - Class I	Portfolio® - Class I
ING VP International Value Portfolio - Class I	Oppenheimer Variable Account Funds:
ING VP MidCap Opportunities Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA*
ING VP Real Estate Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP SmallCap Opportunities Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING VP Balanced Portfolio, Inc.:	Pioneer Variable Contracts Trust:
ING VP Balanced Portfolio - Class I*	Pioneer Equity Income VCT Portfolio - Class I*
ING VP Intermediate Bond Portfolio:	Pioneer High Yield VCT Portfolio - Class I
ING VP Intermediate Bond Portfolio - Class I*	Wanger Advisors Trust:
ING VP Money Market Portfolio:	Wanger Select
ING VP Money Market Portfolio - Class I**	Wanger U.S. Smaller Companies
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:	* Division became available in 2005
Lord Abbett Series Fund - Growth and Income	** Division became available in 2006
Portfolio - Class VC*
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC*

The names of certain Divisions and Trusts were changed during 2006. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth Portfolio - Service 2 Class
Portfolio - Service 2 Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Initial Class	Portfolio - Initial Class
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International
Portfolio - Initial Class
ING JPMorgan International Portfolio - Service Class	ING JPMorgan Fleming International
Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth	ING Salomon Brothers Large Cap Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Large Cap Growth	ING Salomon Brothers Large Cap Growth
Portfolio - Service Class	Portfolio - Service Class
ING Thornburg Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced Portfolio - Class I
Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

During 2006, the following Divisions were closed to contractowners:

AIM V.I. Demographic Trends Fund - Series I Shares	Fidelity® VIP Growth Opportunities
Alger American Growth Portfolio - Class O	Portfolio - Initial Class
Alger American Leveraged AllCap Portfolio - Class O	Janus Aspen Series International Growth
Alger American MidCap Growth Portfolio - Class O	Portfolio - Institutional Shares
Alger American Small Capitalization Portfolio - Class O	Neuberger Berman AMT Limited Maturity Bond
Fidelity® VIP Growth Portfolio - Initial Class	Portfolio® - Class I
Fidelity® VIP Overseas Portfolio - Initial Class	Neuberger Berman AMT Partners Portfolio® - Class I
Fidelity® VIP Asset Manager Growth®	Premier VIT OpCap Equity Portfolio
Portfolio - Initial Class	Premier VIT OpCap Global Equity Portfolio
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Premier VIT OpCap Managed Portfolio
Premier VIT OpCap Small Cap Portfolio

The following Divisions were available to contractowners during 2006, but did not have any activity as of December 31, 2006:

ING Legg Mason Partners Large Cap Growth Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Thornburg Value Portfolio - Service Class
ING VP Growth and Income Portfolio - Class I
ING VP Growth Portfolio - Class I
ING VP Index Plus International Equity Portfolio - Institutional Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Due to and related parties on the
Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.0% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING
Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds’ advisory agreement provided for a fee at annual rates ranging from 0.00% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust, ING VP Intermediate
Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Portfolios, Inc.,
ING VP Balanced Portfolio, Inc., ING VP Money Market Portfolio and ING VP Natural
Resources Trust. The Funds’ advisory agreement provided for a fee at annual rates ranging from 0.25% to 1.00% of the average net assets of each respective Fund of the
Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

In addition, management and service fees were paid indirectly to Directed Services, Inc.
(“DSI”), an affiliate of the Company, in its capacity as investment manager to ING
Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. As a result of this action, the functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by
DSL.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ending December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	$ 76	$ 4,160	$ 95 $	3,258
Alger American Fund:
Alger American Growth Portfolio - Class O	343	46,246	443	11,166
Alger American Leveraged AllCap Portfolio - Class O	609	34,074	252	5,991
Alger American MidCap Growth Portfolio - Class O	624	40,184	2,802	7,953
Alger American Small Capitalization Portfolio - Class O	404	16,445	1,196	2,858
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	10,592	12,903	5,454	8,097
Fidelity® VIP Growth Portfolio - Initial Class	796	46,825	1,023	8,388
Fidelity® VIP Money Market Portfolio - Initial Class	12,064	13,309	27,473	28,645
Fidelity® VIP Overseas Portfolio - Initial Class	21	1,045	16	262
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset Manager Growth® Portfolio - Initial Class	490	16,697	753	4,247
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	55	1,800	57	314
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,167	10,320	5,930	7,047
Fidelity® VIP Index 500 Portfolio - Initial Class	3,510	15,752	7,935	18,801
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,205	5,109	14,461	14,828
Fidelity® Variable Insurance Products III:
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	160	2,572	491	683
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,032	109	368	117
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	590	152	69	62
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	12	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	-	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	743	84	32	-
ING FMRSM Large Cap Growth Portfolio - Institutional Class	90,961	13,072	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,597	2,081	2,870	1,240
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	44,088	5,601	108	30
ING Julius Baer Foreign Portfolio - Service Class	10,138	6,261	6,139	4,949
ING Julius Baer Foreign Portfolio - Service 2 Class	197	6	6	-
ING Legg Mason Value Portfolio - Institutional Class	379	324	903	289
ING Legg Mason Value Portfolio - Service 2 Class	26	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	17,120	7,073	111	53
ING Liquid Assets Portfolio - Institutional Class	6,832	8,155	5,139	3,697
ING Lord Abbett Affiliated Portfolio - Institutional Class	117	-	-	-
ING Marsico Growth Portfolio - Service Class	376	205	364	107
ING Marsico Growth Portfolio - Service 2 Class	5	-	4	-
ING Marsico International Opportunities
Portfolio - Institutional Class	35,283	7,483	1,249	1,113
ING MFS Total Return Portfolio - Service Class	1,068	1,861	3,531	841

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	$ 36	$ -		$ - $	-
ING Pioneer Fund Portfolio - Service Class	55		2	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	45		39	59	10
ING Stock Index Portfolio - Institutional Class	236		39	108	86
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,728		594	2,504	365
ING T. Rowe Price Equity Income Portfolio - Service Class	1,218		877	2,495	1,368
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	195		7	11	-
ING Van Kampen Growth and Income Portfolio - Service Class	24,654		3,842	142	-
ING Van Kampen Growth and Income Portfolio - Service 2 Class	28		3	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,123		118	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Initial Class	108		18	64	21
ING American Century Large Company Value
Portfolio - Service Class	6		-	-	-
ING American Century Select Portfolio - Initial Class	615		3,277	24,856	3,016
ING American Century Select Portfolio - Service Class	8		-	-	-
ING American Century Small-Mid Cap Value
Portfolio - Initial Class	469		460	930	452
ING American Century Small-Mid Cap Value
Portfolio - Service Class	4		-	4	-
ING Baron Small Cap Growth Portfolio - Initial Class	1,312		628	3,555	2,578
ING Baron Small Cap Growth Portfolio - Service Class	45		1	-	-
ING Davis Venture Value Portfolio - Initial Class	384		24	34	-
ING Davis Venture Value Portfolio - Service Class	2		-	-	-
ING Fidelity® VIP Contrafund® Portfolio - Service Class	613		19	14	5
ING Fidelity® VIP Equity-Income Portfolio - Service Class	78		1	9	4
ING Fidelity® VIP Growth Portfolio - Service Class	5		-	-	-
ING Fidelity® VIP Mid Cap Portfolio - Service Class	218		32	2	-
ING Fundamental Research Portfolio - Initial Class	119		1,068	3,327	99
ING Goldman Sachs® Capital Growth Portfolio - Service Class	4		-	-	-
ING JPMorgan International Portfolio - Initial Class	4,105		3,856	1,772	1,735
ING JPMorgan International Portfolio - Service Class	21		-	-	-
ING JPMorgan Mid Cap Value Portfolio - Initial Class	794		735	3,588	1,153
ING JPMorgan Mid Cap Value Portfolio - Service Class	71		1	10	-
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	32,368		4,902	63	55
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	9		-	-	-
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class	65		42	64	-
ING Neuberger Berman Partners Portfolio - Initial Class	22,910		3,870	-	-
ING OpCap Balanced Value Portfolio - Initial Class	162		58	71	24
ING OpCap Balanced Value Portfolio - Service Class	2		-	-	-
ING Oppenheimer Global Portfolio - Initial Class	7,634		7,393	49,824	5,568
ING Oppenheimer Global Portfolio - Service Class	202		8	8	3
ING Oppenheimer Strategic Income Portfolio - Service Class	146		6	-	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Partners, Inc. (continued):
ING PIMCO Total Return Portfolio - Initial Class	$ 2,227	$ 1,934		$ 2,137 $	376
ING PIMCO Total Return Portfolio - Service Class	46		5	2	1
ING Pioneer High Yield Portfolio - Initial Class	1,781		1,614	-	-
ING Solution 2015 Portfolio - Service Class	69		-	-	-
ING Solution 2025 Portfolio - Service Class	547		14	3	-
ING Solution Income Portfolio - Service Class	6		-	-	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	39,124		9,428	31,739	2,658
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class	8		3	7	3
ING T. Rowe Price Growth Equity Portfolio - Initial Class	628		314	1,011	200
ING T. Rowe Price Growth Equity Portfolio - Service Class	10		3	7	1
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	6,211		919	68	54
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-		-	-	-
ING Van Kampen Comstock Portfolio - Initial Class	1,592		725	2,506	271
ING Van Kampen Comstock Portfolio - Service Class	70		2	2	1
ING Van Kampen Equity and Income Portfolio - Initial Class	17,059		1,892	314	9
ING Van Kampen Equity and Income Portfolio - Service Class	124		2	15	1
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	493		94	169	330
ING VP Strategic Allocation Growth Portfolio - Class I	844		353	567	63
ING VP Strategic Allocation Moderate Portfolio - Class I	1,965		1,572	641	271
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	228		102	270	283
ING VP Index Plus LargeCap Portfolio - Class I	2,860		482	893	272
ING VP Index Plus MidCap Portfolio - Class I	4,713		2,482	6,793	1,411
ING VP Index Plus SmallCap Portfolio - Class I	3,747		1,906	5,803	1,626
ING VP International Equity Portfolio - Class I	22		8	-	-
ING VP Small Company Portfolio - Class I	19		-	-	-
ING VP Value Opportunity Portfolio - Class I	121		202	1,096	11
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	230		36	64	15
ING VP High Yield Bond Portfolio - Class I	3,967		3,755	8,335	15,684
ING VP International Value Portfolio - Class I	5,805		9,519	17,741	16,878
ING VP MidCap Opportunities Portfolio - Class I	645		6,448	919	6,115
ING VP Real Estate Portfolio - Class I	4,431		2,844	2,105	870
ING VP SmallCap Opportunities Portfolio - Class I	177		3,729	247	3,725
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	1,871		408	32	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	771		29	53	29
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,135		903	34	34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
		2006		2005

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	$ 5,329	$ 2,884		$ 8,217 $	5,089
Janus Aspen Series:
Janus Aspen Series International Growth
Portfolio - Institutional Shares	5,139		34,935	12,377	15,707
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	702		94	184	40
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	799		84	503	42
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond
Portfolio® - Class I	3,575		15,814	2,942	2,788
Neuberger Berman AMT Partners Portfolio® - Class I	1,494		23,496	6,688	6,582
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I	344		548	611	464
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	102		6	5	2
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	638		845	1,930	827
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	975		12	48	1
Pioneer High Yield VCT Portfolio - Class I	806		456	2,265	3,156
Premier VIT:
Premier VIT OpCap Equity Portfolio	497		6,345	2,599	2,847
Premier VIT OpCap Global Equity Portfolio	1,055		7,493	1,800	975
Premier VIT OpCap Managed Portfolio	2,273		17,590	3,167	5,255
Premier VIT OpCap Small Cap Portfolio	1,860		29,265	6,176	7,702
Wanger Advisors Trust:
Wanger Select	1,353		374	959	706
Wanger U.S. Smaller Companies	815		437	1,260	484

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series I Shares	14,706	732,043	(717,337)	21,884	644,036	(622,152)
Alger American Fund:
Alger American Growth Portfolio - Class O	17,803	2,279,772	(2,261,969)	21,391	576,542	(555,151)
Alger American Leveraged AllCap Portfolio - Class O	25,924	1,352,521	(1,326,597)	14,697	264,854	(250,157)
Alger American MidCap Growth Portfolio - Class O	24,292	1,472,320	(1,448,028)	61,961	322,177	(260,216)
Alger American Small Capitalization Portfolio - Class O	32,354	1,183,899	(1,151,545)	107,143	252,613	(145,470)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	41,628	533,086	(491,458)	112,145	366,339	(254,194)
Fidelity® VIP Growth Portfolio - Initial Class	36,720	2,593,354	(2,556,634)	53,973	480,075	(426,102)
Fidelity® VIP Money Market Portfolio - Initial Class	893,052	1,021,161	(128,109)	2,140,585	2,244,018	(103,433)
Fidelity® VIP Overseas Portfolio - Initial Class	346	52,548	(52,202)	314	15,847	(15,533)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset Manager Growth® Portfolio - Initial Class	11,268	929,853	(918,585)	391	17,071	(16,680)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	525	98,925	(98,400)	23,940	248,378	(224,438)
Fidelity® VIP Contrafund® Portfolio - Initial Class	132,526	319,552	(187,026)	251,571	246,873	4,698
Fidelity® VIP Index 500 Portfolio - Initial Class	69,286	633,404	(564,118)	295,017	844,497	(549,480)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	172,072	361,420	(189,348)	983,048	1,093,667	(110,619)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	19,024	325,974	(306,950)	67,842	93,173	(25,331)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	84,583	9,127	75,456	33,828	10,629	23,199

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	41,345	11,623	29,722	5,445	4,713	732
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	994	1	993	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	28	27	1	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	56,319	6,586	49,733	2,690	1	2,689
ING FMRSM Large Cap Growth Portfolio - Institutional Class	8,954,810	1,313,281	7,641,529	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	298,224	142,208	156,016	230,779	102,927	127,852
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	3,299,250	426,900	2,872,350	482,282	402,115	80,167
ING Julius Baer Foreign Portfolio - Service Class	672,957	424,280	248,677	9,295	2,583	6,712
ING Julius Baer Foreign Portfolio - Service 2 Class	14,871	466	14,405	556	1	555
ING Legg Mason Value Portfolio - Institutional Class	33,994	28,324	5,670	80,297	24,926	55,371
ING Legg Mason Value Portfolio - Service 2 Class	2,543	-	2,543	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	1,667,535	695,731	971,804	11,132	5,307	5,825
ING Liquid Assets Portfolio - Institutional Class	667,769	798,780	(131,011)	508,451	366,041	142,410
ING Lord Abbett Affiliated Portfolio - Institutional Class	11,155	(1)	11,156	-	-	-
ING Marsico Growth Portfolio - Service Class	33,523	17,637	15,886	33,230	9,179	24,051
ING Marsico Growth Portfolio - Service 2 Class	481	1	480	446	1	445
ING Marsico International Opportunities
Portfolio - Institutional Class	2,511,207	540,435	1,970,772	108,870	96,185	12,685
ING MFS Total Return Portfolio - Service Class	55,348	139,114	(83,766)	264,305	66,260	198,045
ING MFS Total Return Portfolio - Service 2 Class	3,300	5	3,295	-	-	-
ING Pioneer Fund Portfolio - Service Class	4,688	167	4,521	17	-	17
ING Pioneer Mid Cap Value Portfolio - Service Class	4,016	3,358	658	5,531	942	4,589
ING Stock Index Portfolio - Institutional Class	21,453	3,456	17,997	10,605	8,285	2,320
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	384,551	49,949	334,602	231,397	32,915	198,482
ING T. Rowe Price Equity Income Portfolio - Service Class	65,745	56,610	9,135	174,843	98,108	76,735
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	17,334	614	16,720	1,061	1	1,060
ING Van Kampen Growth and Income Portfolio - Service Class	1,955,964	321,459	1,634,505	12,937	6	12,931
ING Van Kampen Growth and Income Portfolio - Service 2 Class	2,354	202	2,152	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	109,461	11,356	98,105	-	-	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Initial Class	9,050	1,601	7,449	6,122	2,014	4,108
ING American Century Large Company Value
Portfolio - Service Class	501	-	501	-	-	-
ING American Century Select Portfolio - Initial Class	43,139	311,913	(268,774)	2,554,727	276,116	2,278,611
ING American Century Select Portfolio - Service Class	892	3	889	-	-	-
ING American Century Small-Mid Cap Value
Portfolio - Initial Class	26,348	25,079	1,269	47,927	27,912	20,015
ING American Century Small-Mid Cap Value
Portfolio - Service Class	318	1	317	364	1	363
ING Baron Small Cap Growth Portfolio - Initial Class	68,364	33,170	35,194	208,271	149,119	59,152
ING Baron Small Cap Growth Portfolio - Service Class	3,916	92	3,824	45	-	45
ING Davis Venture Value Portfolio - Initial Class	32,096	2,041	30,055	3,105	40	3,065
ING Davis Venture Value Portfolio - Service Class	189	-	189	-	-	-
ING Fidelity® VIP Contrafund® Portfolio - Service Class	50,900	1,493	49,407	1,332	463	869
ING Fidelity® VIP Equity-Income Portfolio - Service Class	6,950	42	6,908	940	356	584
ING Fidelity® VIP Growth Portfolio - Service Class	453	34	419	12	-	12
ING Fidelity® VIP Mid Cap Portfolio - Service Class	17,348	2,414	14,934	135	-	135
ING Fundamental Research Portfolio - Initial Class	7,489	92,085	(84,596)	297,428	8,565	288,863
ING Goldman Sachs® Capital Growth Portfolio - Service Class	392	-	392	-	-	-
ING JPMorgan International Portfolio - Initial Class	340,604	324,315	16,289	169,393	166,645	2,748
ING JPMorgan International Portfolio - Service Class	1,675	-	1,675	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Initial Class	45,260	40,667	4,593	207,324	70,889	136,435
ING JPMorgan Mid Cap Value Portfolio - Service Class	5,949	102	5,847	915	-	915
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	2,573,956	379,862	2,194,094	5,376	4,597	779
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	842	-	842	-	-	-
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class	5,824	3,723	2,101	5,606	15	5,591
ING Neuberger Berman Partners Portfolio - Initial Class	2,223,416	374,709	1,848,707	-	-	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Partners, Inc. (continued):
ING OpCap Balanced Value Portfolio - Initial Class	14,638	5,125	9,513	6,745	2,187	4,558
ING OpCap Balanced Value Portfolio - Service Class	139	-	139	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	419,694	378,395	41,299	3,463,717	336,643	3,127,074
ING Oppenheimer Global Portfolio - Service Class	16,721	610	16,111	743	297	446
ING Oppenheimer Strategic Income Portfolio - Service Class	14,312	540	13,772	-	-	-
ING PIMCO Total Return Portfolio - Initial Class	201,423	175,685	25,738	194,371	34,284	160,087
ING PIMCO Total Return Portfolio - Service Class	4,452	455	3,997	199	83	116
ING Pioneer High Yield Portfolio - Initial Class	173,301	153,730	19,571	-	-	-
ING Solution 2015 Portfolio - Service Class	6,271	11	6,260	-	-	-
ING Solution 2025 Portfolio - Service Class	49,705	956	48,749	240	-	240
ING Solution Income Portfolio - Service Class	586	4	582	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	3,179,763	769,833	2,409,930	3,279,467	231,009	3,048,458
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class	691	206	485	635	307	328
ING T. Rowe Price Growth Equity Portfolio - Initial Class	42,878	19,866	23,012	75,015	14,204	60,811
ING T. Rowe Price Growth Equity Portfolio - Service Class	907	224	683	679	93	586
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	531,004	78,020	452,984	6,332	4,771	1,561
ING UBS U.S. Large Cap Equity Portfolio - Service Class	6	-	6	-	-	-
ING Van Kampen Comstock Portfolio - Initial Class	84,905	44,262	40,643	164,587	18,084	146,503
ING Van Kampen Comstock Portfolio - Service Class	6,180	168	6,012	194	93	101
ING Van Kampen Equity and Income Portfolio - Initial Class	1,444,925	157,412	1,287,513	29,521	777	28,744
ING Van Kampen Equity and Income Portfolio - Service Class	10,831	142	10,689	1,449	121	1,328
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	37,746	7,144	30,602	13,836	27,668	(13,832)
ING VP Strategic Allocation Growth Portfolio - Class I	56,336	22,786	33,550	41,320	4,422	36,898
ING VP Strategic Allocation Moderate Portfolio - Class I	141,575	111,701	29,874	49,662	21,090	28,572

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	18,724	8,336	10,388	25,323	26,689	(1,366)
ING VP Index Plus LargeCap Portfolio - Class I	196,744	31,633	165,111	66,319	19,846	46,473
ING VP Index Plus MidCap Portfolio - Class I	233,977	142,819	91,158	419,200	88,202	330,998
ING VP Index Plus SmallCap Portfolio - Class I	184,016	101,700	82,316	346,093	99,883	246,210
ING VP International Equity Portfolio - Class I	1,698	586	1,112	-	-	-
ING VP Small Company Portfolio - Class I	1,533	2	1,531	29	-	29
ING VP Value Opportunity Portfolio - Class I	10,410	17,554	(7,144)	102,326	1,011	101,315
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	17,707	2,856	14,851	5,515	1,332	4,183
ING VP High Yield Bond Portfolio - Class I	354,427	364,459	(10,032)	785,362	1,568,742	(783,380)
ING VP International Value Portfolio - Class I	174,166	409,462	(235,296)	836,381	886,368	(49,987)
ING VP MidCap Opportunities Portfolio - Class I	96,470	824,316	(727,846)	152,217	869,855	(717,638)
ING VP Real Estate Portfolio - Class I	237,845	155,041	82,804	147,720	59,572	88,148
ING VP SmallCap Opportunities Portfolio - Class I	9,432	144,999	(135,567)	14,926	168,757	(153,831)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	170,338	36,162	134,176	3,006	1	3,005
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	73,600	2,739	70,861	5,217	2,855	2,362
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	109,911	87,186	22,725	3,399	3,399	-
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	247,999	153,357	94,642	570,511	332,062	238,449
Janus Aspen Series:
Janus Aspen Series International Growth
Portfolio - Institutional Shares	248,515	1,520,324	(1,271,809)	802,874	1,016,497	(213,623)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2006			2005

			Net Units			Net Units
	Units	Units	Issued	Units	Units	Issued
	Issued	Redeemed	(Redeemed)	Issued	Redeemed	(Redeemed)

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	59,247	8,258	50,989	17,078	3,832	13,246
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	64,132	7,258	56,874	45,045	3,924	41,121
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond
Portfolio® - Class I	290,337	1,272,465	(982,128)	218,712	218,505	207
Neuberger Berman AMT Partners Portfolio® - Class I	101,216	1,516,632	(1,415,416)	494,631	468,998	25,633
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	22,638	37,596	(14,958)	48,205	34,195	14,010
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	8,511	434	8,077	436	211	225
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	50,248	77,786	(27,538)	173,917	75,776	98,141
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	80,881	990	79,891	4,559	61	4,498
Pioneer High Yield VCT Portfolio - Class I	68,318	41,982	26,336	210,846	300,081	(89,235)
Premier VIT:
Premier VIT OpCap Equity Portfolio	9,882	441,048	(431,166)	195,741	211,904	(16,163)
Premier VIT OpCap Global Equity Portfolio	22,557	473,785	(451,228)	137,484	70,123	67,361
Premier VIT OpCap Managed Portfolio	18,728	1,356,876	(1,338,148)	202,154	414,126	(211,972)
Premier VIT OpCap Small Cap Portfolio	23,610	1,483,852	(1,460,242)	149,628	464,047	(314,419)
Wanger Advisors Trust:
Wanger Select	98,840	27,537	71,303	81,560	61,089	20,471
Wanger U.S. Smaller Companies	59,830	32,892	26,938	107,610	40,524	67,086

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Annuity contracts in payout	57.073	$ 14.95	$ 853
	Contracts in accumulation period	2,564,188.828	25.27	64,797,052
		2,564,245.901		$ 64,797,905

	Fidelity® VIP Money Market Portfolio - Initial Class
	Annuity contracts in payout	9,686.933	$ 10.25	$ 99,291
	Contracts in accumulation period	889,566.268	13.26	11,795,649
		899,253.201		$ 11,894,940

	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Contracts in accumulation period	3,421,203.731	$ 30.89	$ 105,680,983

	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period	5,170,714.336	$ 24.43	$ 126,320,551

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	Contracts in accumulation period	1,602,377.681	$ 13.85	$ 22,192,931

	Franklin Small Cap Value Securities Fund - Class 2
	Contracts in accumulation period	98,654.685	$ 12.66	$ 1,248,968

	ING AllianceBernstein Mid Cap Growth
	Portfolio - Service Class
	Contracts in accumulation period	30,453.528	$ 12.77	$ 388,892

	ING BlackRock Large Cap Growth Portfolio - Service 2 Class
	Contracts in accumulation period	992.991	$ 11.74	$ 11,658

	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
	Contracts in accumulation period	0.967	$ 9.93	$ 10

	ING FMRSM Diversified Mid Cap Portfolio - Service Class
	Contracts in accumulation period	52,422.332	$ 13.27	$ 695,644

	ING FMRSM Large Cap Growth Portfolio - Institutional Class
	Contracts in accumulation period	7,641,529.327	$ 10.10	$ 77,179,446

	ING JPMorgan Emerging Markets Equity
	Portfolio - Service Class
	Contracts in accumulation period	283,867.710	$ 18.33	$ 5,203,295

	ING JPMorgan Small Cap Core Equity Portfolio - Institutional
	Class
	Contracts in accumulation period	2,879,061.717	$ 13.26	$ 38,176,358

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period	497,461.499	$ 16.91	$ 8,412,074

ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period	14,960.100	$ 14.83	$ 221,858

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period	61,041.444	$ 12.11	$ 739,212

ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period	2,543.013	$ 11.10	$ 28,227

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	977,628.365	$ 10.27	$ 10,040,243

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	11,398.930	$ 10.49	$ 119,575

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period	11,155.808	$ 10.78	$ 120,260

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	39,936.729	$ 11.88	$ 474,448

ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period	925.636	$ 11.23	$ 10,395

ING Marsico International Opportunities
Portfolio - Institutional Class
Contracts in accumulation period	1,983,456.765	$ 15.24	$ 30,227,881

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	384,646.480	$ 13.84	$ 5,323,507

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	3,294.735	$ 11.24	$ 37,033

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	4,538.881	$ 12.64	$ 57,371

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	5,247.436	$ 12.07	$ 63,337

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period	20,316.698	$ 11.91	$ 241,972

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period	533,084.115	$ 12.45	$ 6,636,897

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period	320,418.896	$ 16.58	$ 5,312,545

ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Contracts in accumulation period	17,780.026	$ 12.14	$ 215,850

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period	1,647,436.676	$ 12.73	$ 20,971,869

ING Van Kampen Growth and Income
Portfolio - Service 2 Class
Contracts in accumulation period	2,152.051	$ 12.59	$ 27,094

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period	98,105.373	$ 10.85	$ 1,064,443

ING American Century Large Company Value
Portfolio - Initial Class
Contracts in accumulation period	11,556.962	$ 12.53	$ 144,809

ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period	500.890	$ 11.92	$ 5,971

ING American Century Select Portfolio - Initial Class
Contracts in accumulation period	2,009,837.561	$ 10.12	$ 20,339,556

ING American Century Select Portfolio - Service Class
Contracts in accumulation period	888.865	$ 9.76	$ 8,675

ING American Century Small-Mid Cap Value
Portfolio - Initial Class
Contracts in accumulation period	87,319.232	$ 19.53	$ 1,705,345

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period	680.310	$ 12.53	$ 8,524

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	145,532.168	$ 20.23	$ 2,944,116

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	3,869.613	$ 12.11	$ 46,861

ING Davis Venture Value Portfolio - Initial Class
Contracts in accumulation period	33,120.168	$ 12.45	$ 412,346

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period	188.868	$ 11.80	$ 2,229

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	50,276.242	$ 12.75	$ 641,022

ING Fidelity® VIP Equity-Income Portfolio - Service Class
Contracts in accumulation period	7,491.520	$ 12.44	$ 93,195

ING Fidelity® VIP Growth Portfolio - Service Class
Contracts in accumulation period	430.708	$ 11.08	$ 4,772

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	15,069.394	$ 13.11	$ 197,560

ING Fundamental Research Portfolio - Initial Class
Contracts in accumulation period	204,267.064	$ 12.25	$ 2,502,272

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Contracts in accumulation period	392.134	$ 10.85	$ 4,255

ING JPMorgan International Portfolio - Initial Class
Contracts in accumulation period	19,037.800	$ 13.50	$ 257,010

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period	1,675.404	$ 13.35	$ 22,367

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	317,559.481	$ 18.97	$ 6,024,103

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	6,761.507	$ 12.48	$ 84,384

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Contracts in accumulation period	2,194,873.357	$ 12.97	$ 28,467,507

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period	841.590	$ 12.07	$ 10,158

ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
Contracts in accumulation period	7,692.280	$ 11.74	$ 90,307

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period	1,848,706.535	$ 10.77	$ 19,910,569

ING OpCap Balanced Value Portfolio - Initial Class
Contracts in accumulation period	14,070.698	$ 11.78	$ 165,753

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period	139.143	$ 11.22	$ 1,561

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	122.275	$ 13.52	$ 1,653
Contracts in accumulation period	3,211,989.919	19.52	62,698,043
	3,212,112.194		$ 62,699,696

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	16,557.353	$ 13.47	$ 223,028

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period	13,771.690	$ 10.68	$ 147,082

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	314,915.555	$ 11.10	$ 3,495,563

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	4,113.333	$ 10.33	$ 42,491

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	19,570.830	$ 10.56	$ 206,668

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	6,259.805	$ 11.66	$ 72,989

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	48,989.612	$ 12.10	$ 592,774

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	582.094	$ 10.90	$ 6,345

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Annuity contracts in payout	67.801	$ 11.49	$ 779
Contracts in accumulation period	5,458,319.592	11.95	65,226,919
	5,458,387.393		$ 65,227,698

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period	813.327	$ 11.85	$ 9,638

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	194,622.762	$ 16.20	$ 3,152,889

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period	1,268.998	$ 11.85	$ 15,038

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	454,544.898	$ 12.69	$ 5,768,175

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	6.464	$ 12.20	$ 79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	332,435.614	$ 17.24	$ 5,731,190

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period	6,112.715	$ 11.89	$ 72,680

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period	1,316,257.040	$ 12.10	$ 15,926,710

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period	12,017.284	$ 11.93	$ 143,366

ING VP Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	63,297.278	$ 13.08	$ 827,928

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	85,076.054	$ 15.76	$ 1,340,799

ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	124,545.312	$ 14.47	$ 1,802,171

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period	17,294.326	$ 12.46	$ 215,487

ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	296,021.588	$ 15.77	$ 4,668,260

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	585,358.889	$ 17.69	$ 10,354,999

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	441,518.415	$ 19.07	$ 8,419,756

ING VP International Equity Portfolio - Class I
Contracts in accumulation period	1,111.710	$ 14.36	$ 15,964

ING VP Small Company Portfolio - Class I
Contracts in accumulation period	1,560.304	$ 13.02	$ 20,315

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period	94,171.141	$ 12.20	$ 1,148,888

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period	22,461.041	$ 13.67	$ 307,042

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period	537,404.664	$ 10.84	$ 5,825,467

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class I
Contracts in accumulation period	1,080,507.757	$ 25.99	$ 28,082,397

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period	4,535,992.860	$ 7.44	$ 33,747,787

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period	239,613.766	$ 20.66	$ 4,950,420

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	791,378.643	$ 25.08	$ 19,847,776

ING VP Balanced Portfolio - Class I
Contracts in accumulation period	137,181.619	$ 11.54	$ 1,583,076

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period	73,222.935	$ 10.41	$ 762,251

ING VP Money Market Portfolio - Class I
Contracts in accumulation period	22,725.330	$ 10.50	$ 238,616

ING VP Natural Resources Trust
Contracts in accumulation period	412,534.168	$ 20.10	$ 8,291,937

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Contracts in accumulation period	64,235.365	$ 12.01	$ 771,467

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Contracts in accumulation period	97,994.689	$ 12.07	$ 1,182,796

Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
Contracts in accumulation period	221,220.431	$ 15.44	$ 3,415,643

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period	8,302.481	$ 12.80	$ 106,272

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	142,143.246	$ 10.78	$ 1,532,304

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period	84,389.073	$ 12.76	$ 1,076,805

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	118,100.812	$ 11.44	$ 1,351,073

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger Select
Contracts in accumulation period	180,123.739	$ 14.66	$ 2,640,614

Wanger U.S. Smaller Companies
Contracts in accumulation period	130,485.852	$ 13.49	$ 1,760,254

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2004, 2004, 2003 and 2002, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

Fidelity® VIP Equity-Income
Portfolio - Initial Class
2006	2,564	$14.95 to $25.27	$ 64,793	3.27%	1.40%	18.53% to 18.56%
2005	3,056	$21.32	65,144	1.63%	1.40%	4.41%
2004	3,310	$20.42	67,588	1.47%	1.40%	9.96%
2003	3,213	$18.57	59,666	1.56%	1.40%	28.51%
2002	2,751	$14.45	39,755	1.60%	1.40%	-18.08%
Fidelity® VIP Money Market
Portfolio - Initial Class
2006	899	$10.25 to $13.26	11,894	4.78%	1.40%	3.43%
2005	1,017	$12.82	13,139	2.99%	1.40%	1.58%
2004	1,120	$12.62	14,311	1.15%	1.40%	-0.16%
2003	1,566	$12.64	20,008	1.20%	1.40%	-0.39%
2002	4,122	$12.69	52,518	1.65%	1.40%	0.24%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	3,421	$30.89	105,673	1.29%	1.40%	10.16%
2005	3,608	$28.04	101,171	0.28%	1.40%	15.30%
2004	3,604	$24.32	87,638	0.32%	1.40%	13.86%
2003	3,473	$21.36	74,188	0.42%	1.40%	26.69%
2002	3,240	$16.86	54,623	0.84%	1.40%	-10.60%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	5,171	$24.43	126,311	1.71%	1.40%	14.11%
2005	5,735	$21.41	122,778	1.76%	1.40%	3.38%
2004	6,284	$20.71	130,148	1.27%	1.40%	9.11%
2003	6,480	$18.98	122,998	1.38%	1.40%	26.62%
2002	6,274	$14.99	94,053	1.26%	1.40%	-23.32%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

Fidelity® VIP Investment Grade Bond
Portfolio - Initial Class
2006	1,602	$13.85	$ 22,191	4.06%	1.40%	2.90%
2005	1,792	$13.46	24,116	3.66%	1.40%	0.75%
2004	1,902	$13.36	25,415	4.12%	1.40%	3.01%
2003	1,946	$12.97	25,245	5.64%	1.40%	3.76%
2002	2,005	$12.50	25,056	3.06%	1.40%	8.79%
Franklin Small Cap Value Securities Fund - Class 2
2006	99	$12.66	1,249	0.61%	1.40%	15.41%
2005	23	$10.97	254	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
2006	30	$12.77	389	-	1.40%	0.39%
2005	1	$12.72	9	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth
Portfolio - Service 2 Class
2006	1	$11.74	12	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
2006	-	$9.93	-	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING FMRSM Diversified Mid Cap
Portfolio - Service Class
2006	52	$13.27	$ 696	-	1.40%	10.31%
2005	3	$12.03	32	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth
Portfolio - Institutional Class
2006	7,642	$10.10	77,173	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
2006	284	$18.33	5,203	0.46%	1.40%	33.89%
2005	128	$13.69	1,750	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
2006	2,879	$13.26	38,173	0.14%	1.40%	15.30%
2005	7	$11.50	77	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2006	497	$16.91	8,411	-	1.40%	27.33%
2005	249	$13.28	3,304	0.06%	1.40%	13.80%
2004	169	$11.67	1,968	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service 2 Class
2006	15	$14.83	$ 222	-	1.40%	27.30%
2005	1	$11.65	6	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value
Portfolio - Institutional Class
2006	61	$12.11	739	-	1.40%	5.30%
2005	55	$11.50	637	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service 2 Class
2006	3	$11.10	28	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond
Portfolio - Service Class
2006	978	$10.27	10,039	7.62%	1.40%	2.39%
2005	6	$10.03	58	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Liquid Assets Portfolio - Institutional Class
2006	11	$10.49	120	4.18%	1.40%	3.55%
2005	142	$10.13	1,443	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING Lord Abbett Affiliated
Portfolio - Institutional Class
2006	11	$10.78	$ 120	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	40	$11.88	474	-	1.40%	3.48%
2005	24	$11.48	276	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Service 2 Class
2006	1	$11.23	10	-	1.40%	3.31%
2005	-	$10.87	5	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico International Opportunities
Portfolio - Institutional Class
2006	1,983	$15.24	30,226	0.14%	1.40%	22.51%
2005	13	$12.44	158	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Service Class
2006	385	$13.84	5,324	2.40%	1.40%	10.37%
2005	468	$12.54	5,874	2.64%	1.40%	1.46%
2004	270	$12.36	3,342	2.94%	1.40%	9.57%
2003	35	$11.28	396	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING MFS Total Return Portfolio - Service 2 Class
2006	3	$11.24	$ 37	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Service Class
2006	5	$12.64	57	-	1.40%	15.12%
2005	-	$10.98	-	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value
Portfolio - Service Class
2006	5	$12.07	63	0.17%	1.40%	10.73%
2005	5	$10.90	50	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index Portfolio - Institutional Class
2006	20	$11.91	242	1.88%	1.40%	13.86%
2005	2	$10.46	24	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
2006	533	$12.45	6,636	1.24%	1.40%	13.08%
2005	198	$11.01	2,185	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING T. Rowe Price Equity Income
Portfolio - Service Class
2006	320	$16.58	$ 5,313	1.32%	1.40%	17.42%
2005	311	$14.12	4,395	1.20%	1.40%	2.47%
2004	235	$13.78	3,232	1.38%	1.40%	13.32%
2003	45	$12.16	549	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income
Portfolio - Service 2 Class
2006	18	$12.14	216	0.83%	1.40%	17.29%
2005	1	$10.35	11	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income
Portfolio - Service Class
2006	1,647	$12.73	20,970	1.99%	1.40%	14.38%
2005	13	$11.13	144	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income
Portfolio - Service 2 Class
2006	2	$12.59	27	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity
Portfolio - Service Class
2006	98	$10.85	1,064	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING American Century Large Company Value
Portfolio - Initial Class
2006	12	$12.53	$ 145	0.89%	1.40%	17.87%
2005	4	$10.63	44	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value
Portfolio - Service Class
2006	1	$11.92	6	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Initial Class
2006	2,010	$10.12	20,338	1.25%	1.40%	-2.97%
2005	2,279	$10.43	23,765	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Select Portfolio - Service Class
2006	1	$9.76	9	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2006	87	$19.53	1,705	0.02%	1.40%	14.14%
2005	86	$17.11	1,472	0.47%	1.40%	6.67%
2004	66	$16.04	1,059	0.31%	1.40%	19.88%
2003	18	$13.00	240	4.98%	1.40%	33.93%
2002	-	$10.00	1	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING American Century Small-Mid Cap Value
Portfolio - Service Class
2006	1	$12.53	$ 9	0.01%	1.40%	13.91%
2005	-	$11.00	4	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Baron Small Cap Growth Portfolio - Initial Class
2006	146	$20.23	2,944	-	1.40%	13.97%
2005	110	$17.75	1,959	-	1.40%	6.10%
2004	51	$16.73	856	-	1.40%	26.55%
2003	25	$13.22	333	-	1.40%	31.94%
2002	-	$10.02	1	(a)	1.40%	(a)
ING Baron Small Cap Growth
Portfolio - Service Class
2006	4	$12.11	47	-	1.40%	13.60%
2005	-	$10.66	-	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis Venture Value Portfolio - Initial Class
2006	33	$12.45	412	0.03%	1.40%	12.67%
2005	3	$11.05	34	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis Venture Value Portfolio - Service Class
2006	-	$11.80	2	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING Fidelity® VIP Contrafund®
Portfolio - Service Class
2006	50	$12.75	$ 641	-	1.40%	9.63%
2005	1	$11.63	10	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Fidelity® VIP Equity-Income
Portfolio - Service Class
2006	7	$12.44	93	-	1.40%	17.91%
2005	1	$10.55	6	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Fidelity® VIP Growth Portfolio - Service Class
2006	-	$11.08	5	-	1.40%	4.73%
2005	-	$10.58	-	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2006	15	$13.11	198	-	1.40%	10.63%
2005	-	$11.85	2	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Fundamental Research Portfolio - Initial Class
2006	204	$12.25	2,502	0.28%	1.40%	10.96%
2005	289	$11.04	3,189	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
2006	-	$10.85	$ 4	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International Portfolio - Initial Class
2006	19	$13.50	257	0.55%	1.40%	20.43%
2005	3	$11.21	31	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan International Portfolio - Service Class
2006	2	$13.35	22	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Mid Cap Value
Portfolio - Initial Class
2006	318	$18.97	6,024	0.01%	1.40%	15.25%
2005	313	$16.46	5,151	0.66%	1.40%	7.16%
2004	177	$15.36	2,712	0.42%	1.40%	19.25%
2003	47	$12.88	609	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Mid Cap Value
Portfolio - Service Class
2006	7	$12.48	84	-	1.40%	14.92%
2005	1	$10.86	10	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2006	2,195	$12.97	$ 28,466	-	1.40%	8.72%
2005	1	$11.93	9	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006	1	$12.07	10	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
2006	8	$11.74	90	-	1.40%	2.71%
2005	6	$11.43	64	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Partners
Portfolio - Initial Class
2006	1,849	$10.77	19,909	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING OpCap Balanced Value Portfolio - Initial Class
2006	14	$11.78	166	1.84%	1.40%	9.18%
2005	5	$10.79	49	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING OpCap Balanced Value
Portfolio - Service Class
2006	-	$11.22	$ 2	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	3,212	$13.52 to $19.52	62,695	0.07%	1.40%	16.33% to 16.35%
2005	3,171	$16.78	53,203	1.63%	1.40%	12.02%
2004	43	$14.98	651	-	1.40%	13.66%
2003	20	$13.18	264	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Service Class
2006	17	$13.47	223	0.06%	1.40%	16.02%
2005	-	$11.61	5	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income
Portfolio - Service Class
2006	14	$10.68	147	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Initial Class
2006	315	$11.10	3,496	1.97%	1.40%	2.78%
2005	289	$10.80	3,123	1.80%	1.40%	0.93%
2004	129	$10.70	1,381	-	1.40%	3.18%
2003	65	$10.37	673	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING PIMCO Total Return Portfolio - Service Class
2006	4	$10.33	$ 42	0.19%	1.40%	2.58%
2005	-	$10.07	1	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer High Yield Portfolio - Initial Class
2006	20	$10.56	207	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2015 Portfolio - Service Class
2006	6	$11.66	73	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2006	49	$12.10	593	0.33%	1.40%	11.01%
2005	-	$10.90	3	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Service Class
2006	1	$10.90	6	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	5,458	$11.49 to $11.95	$ 65,223	-	1.40%	7.56%
2005	3,048	$11.11	33,867	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2006	1	$11.85	10	-	1.40%	7.43%
2005	-	$11.03	4	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	195	$16.20	3,153	0.25%	1.40%	11.72%
2005	172	$14.50	2,488	0.50%	1.40%	4.69%
2004	111	$13.85	1,535	0.19%	1.40%	8.46%
2003	42	$12.77	533	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity
Portfolio - Service Class
2006	1	$11.85	15	-	1.40%	11.37%
2005	1	$10.64	6	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity
Portfolio - Initial Class
2006	455	$12.69	5,768	1.51%	1.40%	12.90%
2005	2	$11.24	17	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING UBS U.S. Large Cap Equity
Portfolio - Service Class
2006	-	$12.20	$ -	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Initial Class
2006	332	$17.24	5,731	0.95%	1.40%	14.63%
2005	292	$15.04	4,389	0.71%	1.40%	2.31%
2004	145	$14.70	2,136	-	1.40%	15.20%
2003	35	$12.76	442	4.51%	1.40%	28.11%
2002	-	$9.96	1	(a)	1.40%	(a)
ING Van Kampen Comstock Portfolio - Service Class
2006	6	$11.89	73	1.14%	1.40%	14.22%
2005	-	$10.41	1	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income
Portfolio - Initial Class
2006	1,316	$12.10	15,926	3.75%	1.40%	11.11%
2005	29	$10.89	313	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income
Portfolio - Service Class
2006	12	$11.93	143	0.72%	1.40%	10.87%
2005	1	$10.76	14	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING VP Strategic Allocation Conservative
Portfolio - Class I
2006	63	$13.08	$ 828	1.99%	1.40%	6.86%
2005	33	$12.24	400	1.52%	1.40%	2.34%
2004	47	$11.96	556	4.85%	1.40%	6.50%
2003	20	$11.23	228	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Growth
Portfolio - Class I
2006	85	$15.76	1,341	1.16%	1.40%	11.61%
2005	52	$14.12	728	1.15%	1.40%	4.75%
2004	15	$13.48	197	0.89%	1.40%	10.40%
2003	2	$12.21	27	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Moderate
Portfolio - Class I
2006	125	$14.47	1,802	1.84%	1.40%	9.62%
2005	95	$13.20	1,250	1.41%	1.40%	3.21%
2004	66	$12.79	845	1.20%	1.40%	8.76%
2003	13	$11.76	157	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Global Science and Technology
Portfolio - Class I
2006	17	$12.46	215	-	1.40%	5.77%
2005	7	$11.78	81	-	1.40%	10.20%
2004	8	$10.69	88	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus LargeCap Portfolio - Class I
2006	296	$15.77	4,668	0.63%	1.40%	12.97%
2005	131	$13.96	1,828	1.35%	1.40%	3.95%
2004	84	$13.43	1,134	1.12%	1.40%	9.01%
2003	24	$12.32	299	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2006	585	$17.69	$ 10,354	0.63%	1.40%	7.93%
2005	494	$16.39	8,100	0.42%	1.40%	9.63%
2004	163	$14.95	2,440	0.34%	1.40%	14.91%
2003	39	$13.01	505	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class I
2006	442	$19.07	8,419	0.42%	1.40%	12.24%
2005	359	$16.99	6,103	0.29%	1.40%	6.12%
2004	113	$16.01	1,809	0.19%	1.40%	20.38%
2003	20	$13.30	271	(b)	1.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP International Equity Portfolio - Class I
2006	1	$14.36	16	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Small Company Portfolio - Class I
2006	2	$13.02	20	-	1.40%	15.22%
2005	-	$11.30	-	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Value Opportunity Portfolio - Class I
2006	94	$12.20	1,149	1.43%	1.40%	14.45%
2005	101	$10.66	1,080	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING VP Financial Services Portfolio - Class I
2006	22	$13.67	$ 307	1.04%	1.40%	15.85%
2005	8	$11.80	90	0.71%	1.40%	6.21%
2004	3	$11.11	38	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP High Yield Bond Portfolio - Class I
2006	537	$10.84	5,825	6.57%	1.40%	8.29%
2005	547	$10.01	5,480	4.71%	1.40%	-
2004	1,331	$10.01	13,321	4.09%	1.40%	6.49%
2003	1,405	$9.40	13,210	7.10%	1.40%	15.76%
2002	545	$8.12	4,422	6.62%	1.40%	-2.52%
ING VP International Value Portfolio - Class I
2006	1,081	$25.99	28,080	2.42%	1.40%	27.65%
2005	1,316	$20.36	26,789	2.33%	1.40%	7.90%
2004	1,366	$18.87	25,772	1.19%	1.40%	15.77%
2003	1,088	$16.30	17,742	1.46%	1.40%	28.14%
2002	841	$12.72	10,693	0.87%	1.40%	-16.54%
ING VP MidCap Opportunities Portfolio - Class I
2006	4,536	$7.44	33,745	-	1.40%	6.29%
2005	5,264	$7.00	36,845	-	1.40%	8.70%
2004	5,981	$6.44	38,521	-	1.40%	10.09%
2003	285	$5.85	1,669	-	1.40%	34.79%
2002	236	$4.34	1,024	-	1.40%	-26.94%
ING VP Real Estate Portfolio - Class I
2006	240	$20.66	4,950	2.52%	1.40%	34.24%
2005	157	$15.39	2,413	2.94%	1.40%	10.96%
2004	69	$13.87	952	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2006	791	$25.08	$ 19,846	-	1.40%	10.97%
2005	927	$22.60	20,948	-	1.40%	7.62%
2004	1,081	$21.00	22,696	-	1.40%	8.64%
2003	1,213	$19.33	23,457	-	1.40%	36.61%
2002	1,497	$14.15	21,178	-	1.40%	-44.36%
ING VP Balanced Portfolio - Class I
2006	137	$11.54	1,583	0.17%	1.40%	8.46%
2005	3	$10.64	32	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Intermediate Bond Portfolio - Class I
2006	73	$10.41	762	7.63%	1.40%	2.66%
2005	2	$10.14	24	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Money Market Portfolio - Class I
2006	23	$10.50	239	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Natural Resources Trust
2006	413	$20.10	8,291	-	1.40%	20.07%
2005	318	$16.74	5,322	0.05%	1.40%	40.79%
2004	79	$11.89	945	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2006	64	$12.01	$ 771	2.01%	1.40%	15.70%
2005	13	$10.38	137	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
2006	98	$12.07	1,183	0.69%	1.40%	10.63%
2005	41	$10.91	449	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2006	221	$15.44	3,416	0.18%	1.40%	12.13%
2005	236	$13.77	3,252	-	1.40%	5.36%
2004	222	$13.07	2,904	-	1.40%	11.71%
2003	190	$11.70	2,222	-	1.40%	32.50%
2002	139	$8.83	1,231	-	1.40%	-15.90%
Oppenheimer Main Street Small Cap Fund®/VA
2006	8	$12.80	106	-	1.40%	13.48%
2005	-	$11.28	3	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
PIMCO Real Return Portfolio - Administrative Class
2006	142	$10.78	1,532	4.37%	1.40%	-0.55%
2005	170	$10.84	1,839	3.98%	1.40%	0.65%
2004	72	$10.77	770	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income		Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	Expense RatioB	(lowest to highest)

Pioneer Equity Income VCT Portfolio - Class I
2006	84	$12.76	$ 1,077	2.14%	1.40%	20.72%
2005	4	$10.57	48	(d)	1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer High Yield VCT Portfolio - Class I
2006	118	$11.44	1,351	5.35%	1.40%	7.02%
2005	92	$10.69	981	2.95%	1.40%	0.47%
2004	181	$10.64	1,926	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger Select
2006	180	$14.66	2,641	0.27%	1.40%	18.04%
2005	109	$12.42	1,352	-	1.40%	8.95%
2004	88	$11.40	1,007	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	130	$13.49	1,760	0.22%	1.40%	6.39%
2005	104	$12.68	1,313	-	1.40%	9.69%
2004	36	$11.56	421	(c)	1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

rliccompany.htm -- Converted by SEC Publisher, created by BCL Technologies Inc., for SEC Filing

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company Years ended December 31, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements Statutory Basis
Years ended December 31, 2006 and 2005

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements Statutory Basis

Balance Sheets Statutory Basis	3
Statements of Operations Statutory Basis	5
Statements of Changes in Capital and Surplus Statutory Basis	6
Statements of Cash Flows Statutory Basis	7
Notes to Financial Statements Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,365,486	$ 13,443,308
Preferred stocks	129,773	52,473
Common stocks	3,045	808
Subsidiaries	330,204	286,170
Mortgage loans	2,134,551	2,216,503
Real estate:
Properties occupied by the Company	87,007	89,812
Properties held for the production of income	8,348	9,351
Contract loans	674,130	664,252
Other invested assets	596,303	393,768
Cash and short-term investments	341,241	182,231

Total cash and invested assets	17,670,088	17,338,676

Deferred and uncollected premiums, less loading (2006-$23,190; 2005-$14,095)	141,945	148,381
Accrued investment income	175,674	171,913
Reinsurance balances recoverable	186,164	153,332
Indebtedness from related parties	54,183	24,125
Net deferred tax asset	111,666	84,453
Separate account assets	3,688,327	4,078,427
Other assets	22,561	24,097

Total admitted assets	$ 22,050,608	$ 22,023,404

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,715,529	$ 12,777,909
Accident and health reserves	1,234,942	1,179,674
Deposit type contracts	610,245	642,142
Policyholders’ funds	718	913
Dividends payable	14,186	12,555
Policy and contract claims	420,472	418,142

Total policy and contract liabilities	14,996,092	15,031,335

Interest maintenance reserve	6,818	43,755
Accounts payable and accrued expenses	161,300	155,581
Reinsurance balances	79,832	83,709
Current federal income taxes payable (including ($14,367) and
$1,527 on realized capital losses at December 31, 2006
and 2005, respectively)	24,638	33,863
Indebtedness to related parties	13,844	17,406
Contingency reserve	58,487	37,298
Asset valuation reserve	135,266	130,783
Borrowed money	566,540	573,175
Net transfers to separate accounts	(177,076)	(211,715)
Other liabilities	174,703	172,399
Separate account liabilities	3,686,705	4,075,675

Total liabilities	19,727,149	20,143,264

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,672,125	1,472,125
Unassigned surplus	548,834	305,515
Preferred capital stock, held in treasury	(100)	(100)

Total capital and surplus	2,323,459	1,880,140

Total liabilities and capital and surplus	$ 22,050,608	$ 22,023,404

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations - Statutory Basis

		Year ended December 31
	2006	2005

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 3,038,520	$ 3,114,418
Considerations for supplementary contracts with life contingencies	1,765	2,400
Net investment income	946,258	932,511
Amortization of interest maintenance reserve	2,655	12,027
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	100,541	61,228
Other revenue	168,885	161,776

Total premiums and other revenues	4,258,624	4,284,360

Benefits paid or provided:
Death benefits	1,039,020	900,400
Annuity benefits	114,877	120,306
Surrender benefits and withdrawals	2,209,109	1,926,257
Interest on policy or contract funds	9,920	19,507
Accident and health benefits	456,140	401,269
Other benefits	7,991	8,440
(Decrease) increase in life, annuity and accident and health reserves	(7,113)	355,324
Net transfers from separate accounts	(672,208)	(454,724)

Total benefits paid or provided	3,157,736	3,276,779

Insurance expenses and other deductions:
Commissions	310,088	309,210
General expenses	366,642	353,688
Insurance taxes, licenses and fees	47,773	48,873
Other deductions	127,813	1,092

Total insurance expenses and other deductions	852,316	712,863

Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	248,572	294,718

Dividends to policyholders	18,257	17,248

Gain from operations before federal income taxes
and net realized capital losses	230,315	277,470

Federal income tax expense	97,155	86,763

Gain from operations before net realized capital losses	133,160	190,707
Net realized capital losses	(3,660)	(8,193)

Net income	$ 129,500	$ 182,514

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500

Surplus note:
Balance at beginning and end of year	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	1,472,125	1,272,125
Capital contributions	200,000	200,000

Balance at end of year	1,672,125	1,472,125

Unassigned surplus:
Balance at beginning of year	305,515	163,867
Net income	129,500	182,514
Change in net unrealized capital gains (losses)	4,514	4,633
Change in nonadmitted assets	43,687	(48,593)
Change in liability for reinsurance in unauthorized companies	(2,022)	4,563
Change in asset valuation reserve	(4,483)	(3,557)
Change in reserve on account of change in valuation basis	-	717
Other changes in surplus in separate account statement	(1,128)	9,810
Change in net deferred income tax	11,857	(2,930)
Change in surplus as a result of reinsurance	94,908	(1,999)
Dividends to stockholder	(35,000)	-
Additional minimum pension liability	1,486	(3,510)

Balance at end of year	548,834	305,515

Total capital and surplus	$ 2,323,459	$ 1,880,140

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows - Statutory Basis

		Year ended December 31
	2006	2005

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 3,034,308	$ 3,091,025
Net investment income received	993,570	979,664
Commissions and expenses paid	(723,944)	(710,423)
Benefits paid	(3,818,615)	(3,360,175)
Net transfers from separate accounts	664,165	471,491
Dividends paid to policyholders	(16,626)	(17,274)
Federal income taxes paid	(92,015)	(42,765)
Miscellaneous income	233,289	219,007

Net cash provided by operations	274,132	630,550

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	6,340,198	10,686,980
Stocks	665	10,324
Mortgage loans	426,875	505,453
Real estate	-	705
Other invested assets	30,281	38,239
Net loss on cash and short-term investments	(7,325)	(7,011)
Miscellaneous proceeds	53,124	10,662

Total investment proceeds	6,843,818	11,245,352

Cost of investments acquired:
Bonds	6,433,242	11,504,307
Stocks	2,781	11,496
Mortgage loans	346,337	492,190
Real estate	477	9,978
Other invested assets	274,568	51,943
Miscellaneous applications	27,447	24,345

Total cost of investments acquired	7,084,852	12,094,259

Net decrease in contract loans	9,878	574

Net cash used in investment activities	(250,912)	(849,481)

Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	200,000	200,000
Borrowed money	(7,643)	(4,182)
Net (withdrawals) deposits on deposit-type contracts	(31,896)	16,223
Dividends paid to stockholder	(35,000)	-
Other cash provided	10,329	7,732

Net cash provided by financing and miscellaneous activities	135,790	219,773

Net increase in cash and short-term investments	159,010	842
Cash and short-term investments:
Beginning of year	182,231	181,389

End of year	$ 341,241	$ 182,231

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands.

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is

8

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of these properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities, for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders’ equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC–prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed–income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five–year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a liability in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are

9

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive

10

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would

11

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared; rather than over the term of the related policies as required by GAAP.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

Statements of Cash Flows: Cash and short–term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization (“the Plan”), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (“PFA”) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $257.9 as of December 31, 2006) with respect to such policies are included in the Company’s financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

12

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s balance sheet as of December 31, 2006. This resulted in a reclassification of $77.3 from bonds to preferred stock on the Company’s balance sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer,

13

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate and other economical risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 31 or SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 31 or SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

14

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities, applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s noninsurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The total net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less write down for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost, which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets on the Balance Sheets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

15

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium–paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid–Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $21.7 billion and $21.4 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $517.5 and $457.3 at December 31, 2006 and December 31, 2005, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance

16

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight–line basis over the estimated useful life of the assets.

Participating Insurance

Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 11.4% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $18.3 and $17.2 was incurred in 2006 and 2005, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

17

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Subsidiaries	$ 1,061	$ 47,122
Deferred and uncollected premium	5,761	3,445
Net deferred tax asset	206,439	224,633
Electronic data processing equipment and software	28,567	12,145
Furniture and equipment	1,957	3,078
Health care and other amounts receivable	1,949	3,895
Aggregate write-ins for other than invested assets	13,014	5,674
Other	11,109	13,552

Total nonadmitted assets	$ 269,857	$ 313,544

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 is followed. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions revolving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

18

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.5 and $18.3 at December 31, 2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

19

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

3.	Investments

	The amortized cost and fair value of bonds and equity securities are as follows:

			Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		Amortized Cost

		(In Thousands)
	At December 31, 2006:
	U.S. Treasury securities and
	obligations of U.S. government
	corporations and agencies	$ 523,735	$ 7,516	$ 5,215	$ 526,036
	States, municipalities, and political
	subdivisions	32,876	1,213	118	33,971
	Foreign other (par value - $1,756,709)	1,765,734	17,152	41,055	1,741,831
	Foreign government (par value - $113,124)	107,527	9,753	1,395	115,885
	Public utilities securities	283,270	6,703	2,887	287,086
	Corporate securities	4,839,353	79,163	67,055	4,851,461
	Residential-backed securities	3,037,401	28,401	81,355	2,984,447
	Commercial mortgage-backed
	securities	1,787,890	8,704	21,960	1,774,634
	Other asset-backed securities	987,760	3,944	8,405	983,299

	Total fixed maturities	13,365,546	162,549	229,445	13,298,650

	Preferred stocks	129,773	2,555	2,618	129,710
	Common stocks	3,043	2	-	3,045

	Total equity securities	132,816	2,557	2,618	132,755

	Total	$ 13,498,362	$ 165,106	$ 232,063	$ 13,431,405

	At December 31, 2005:
	U.S. Treasury securities and
	obligations of U.S. government
	corporations and agencies	$ 514,993	$ 876	$ 6,396	$ 509,473
	States, municipalities, and political
	subdivisions	14,336	526	51	14,811
	Foreign other (par value - $1,741,881)	1,752,585	17,749	1,738	186,882
	Foreign government (par value - $174,682)	170,871	23,155	36,206	1,739,534
	Public utilities securities	335,168	10,994	2,756	343,406
	Corporate securities	5,402,252	113,721	69,649	5,446,324
	Residential-backed securities	2,740,475	27,755	75,627	2,692,603
	Commercial mortgage-backed
	securities	1,950,649	10,507	31,207	1,929,949
	Other asset-backed securities	563,216	1,156	13,068	551,304

	Total fixed maturities	13,444,545	206,439	236,698	13,414,286

	Preferred stocks	52,473	269	300	52,442
	Common stocks	532	277	-	808

	Total equity securities	53,005	546	300	53,250

	Total	$ 13,497,550	$ 206,985	$ 236,998	$ 13,467,536

20

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2006 and 2005 is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 13,365,546	$ 13,444,545
Adjustment for below investment grade bonds	(60)	(1,237)

Carrying value	$ 13,365,486	$ 13,443,308

The aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2006:
Fair value	$ 4,067,150	$ 1,102,702	$ 3,960,556	$ 9,130,408
Unrealized loss	25,644	17,130	186,671	229,445

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2005:
Fair value	$ 4,218,385	$ 1,882,883	$ 2,021,224	$ 8,122,492
Unrealized loss	85,355	63,199	88,144	236,698

21

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 258,950	$ 258,839
Due after 1 year through 5 years	2,717,055	2,706,911
Due after 5 years through 10 years	3,108,121	3,096,426
Due after 10 years	1,468,369	1,494,094

	7,552,495	7,556,270
Residential-backed securities	3,037,401	2,984,447
Commercial mortgage-backed securities	1,787,890	1,774,634
Other asset-backed securities	987,760	983,299

Total	$ 13,365,546	$ 13,298,650

At December 31, 2006 and 2005, investments in certificates of deposit and bonds, with an admitted asset value of $292.4 and $204.3, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2006 and 2005, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $398.6 and $185.3, respectively.

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $3.2 billion and $5.8 billion in 2006 and 2005, respectively. Gross gains of $31.3 and $64.9 and gross losses of $51.5 and $85.9 during 2006 and 2005, respectively, were realized on those sales. A portion of the gains and losses realized in 2006 and 2005 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2006	2005

	(In Thousands)
Realized capital losses	$ (52,309)	$ (12,910)
Amount transferred to IMR (net of related taxes of
$(18,459) in 2006 and $(3,362) in 2005)	34,282	6,244
Federal income tax benefit (expense)	14,367	(1,527)

Net realized capital losses	$ (3,660)	$ (8,193)

22

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Income:
Subsidiaries	$ 27,600	$ 21,765
Equity securities	5,731	3,427
Bonds	761,657	755,918
Mortgage loans	145,321	163,291
Derivatives	11,966	(3,379)
Contract loans	39,193	49,506
Real estate	22,834	22,747
Other	45,890	21,350

Total investment income	1,060,192	1,034,625
Investment expenses	(113,934)	(102,114)

Net investment income	$ 946,258	$ 932,511

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $188.8 and $245.8 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $193.0 and $254.2 and fair value of $187.1 and $247.4 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.3% and have maturities ranging from December 2021 through December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2006 and 2005, the amount outstanding on these agreements was $376.0 and $326.6, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $377.5 and $329.5 and fair value of $375.8 and $325.0 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.5% and have maturities ranging from September 2017 through March 2045.

23

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The maximum and minimum lending rates for long-term mortgage loans during 2006 were 7.7% and 5.0% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 71.3% on commercial properties. As of December 31, 2006 and 2005, the Company held $1.1 and nil, respectively, in mortgages with interest more than 180 days overdue.

As of December 31, 2006, the average recorded investment in impaired loans was $1.9. Interest income recognized during the period the loans were impaired was $0.8 and interest income recognized on a cash basis was $0.9. As of December 31, 2005, the average recorded investment in impaired loans was $1.9. Interest income recognized during the period the loans were impaired was $0.6 and interest income recognized on a cash basis was $0.5.

The Company had impaired mortgage loans without an allowance for credit losses of $7.4 and $7.9 as of December 31, 2006 and 2005, respectively.

In the course of the Company’s asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company’s financial instruments with respect to securities sold and reacquired within 30 days of the sale date:

				Cost of
	NAIC	Number of		Securities
	Rating	Transactions	Book Value	Repurchased	Gain/(Loss)

2006			(In Thousands)
	3	6	$ 575	$ 572	$ -

				Cost of
	NAIC	Number of		Securities
	Rating	Transactions	Book Value	Repurchased	Gain

2005			(In Thousands)
	3	14	$ 1,430	$ 1,557	$ 115
	4	4	780	796	12

		18	$ 2,210 $	2,353	$ 127

There were no encumbrances on real estate at December 31, 2006 and 2005, respectively.

24

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company’s hedge accounting practices are in accordance with the requirements set in SSAP No. 86. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective.

All effective derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since they do not meet the hedge requirement of SSAP No. 31 or SSAP No. 86. The unrealized gains or losses from S&P Options are reported as unrealized gain or loss in surplus.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

All premiums paid for the purchase of derivative contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

25

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized capital gains in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains related to such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

	Notional	Carrying	Fair
	Amount	Value	Value

(In Thousands)
December 31, 2006
Derivative contracts:
Swaps	$ 4,036,458	$ (1,176)	$ (5,705)
Options owned	52,433	3,419	3,419

Total derivatives	$ 4,088,891	$ 2,243	$ (2,286)

December 31, 2005
Derivative contracts:
Swaps	$ 3,275,764	$ (2,618)	$ 6,474
Options owned	54,151	3,239	3,239

Total derivatives	$ 3,329,915	$ 621	$ 9,713

26

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

5. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $451.7 and $537.6 and an aggregate market value of $459.4 and $545.1 at December 31, 2006 and 2005, respectively. Those holdings amounted to 3.4% of the Company’s investments in bonds and 2.1% of total admitted assets at December 31, 2006. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $326.0 and $633.0, with an aggregate NAIC market value of $333.4 and $627.5 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 2.4% of the Company’s investment in bonds and 1.5% of the Company’s total admitted assets at December 31, 2006.

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (20.9%) and Texas (9.5%) . The remaining commercial mortgages relate to properties located in 40 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $36.0.

6. Annuity Reserves

At December 31, 2006 and 2005, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 271,325	2.4%
At book value less surrender charge	1,225,832	10.8
At fair value	2,000,906	17.6

Subtotal	3,498,063	30.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,025,008	61.9
Not subject to discretionary withdrawal	819,298	7.3

Total annuity reserves and deposit fund liabilities
before reinsurance	11,342,369	100.0%

Less reinsurance ceded	11,869

Net annuity reserves and deposit fund liabilities	$ 11,330,500

27

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Amount	Percent

	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 342,844	2.9%
At book value less surrender charge	1,360,331	11.3
At fair value	2,496,534	20.7

Subtotal	4,199,709	34.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,005,737	58.3
Not subject to discretionary withdrawal	818,444	6.8

Total annuity reserves and deposit fund liabilities
before reinsurance	12,023,890	100.0%

Less reinsurance ceded	12,324

Net annuity reserves and deposit fund liabilities	$ 12,011,566

Of the total net annuity reserves and deposit fund liabilities of $11.3 billion at December 31, 2006, $9.2 billion is included in the general account and $2.1 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $12.0 billion at December 31, 2005, $9.3 billion is included in the general account and $2.7 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $9.1 and $7.6 for 2006 and 2005, respectively.

28

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $7.0 and $6.3 for 2006 and 2005, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	2006	2005	2006	2005

	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 35,085	$ 31,971	$ 23,441	$ 16,376
Service cost	-	-	1,345	2,369
Interest cost	1,853	1,840	1,249	1,229
Contribution by plan participants	-	-	1,322	1,580
Actuarial (gain) loss	(313)	3,937	407	5,480
Benefits paid	(2,874)	(2,663)	(3,137)	(3,593)

Benefit obligation at end of year	$ 33,751	$ 35,085	$ 24,627	$ 23,441

29

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

	Pension Benefits		Other Benefits
	2006	2005	2006	2005

	(In Thousands)
Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contributions	2,874	2,663	1,815	2,013
Plan participants' contributions	-	-	1,322	1,580
Benefits paid	(2,874)	(2,663)	(3,137)	(3,593)

Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

Funded status	$ (33,751)	$ (35,085)	$ (24,626)	$ (23,441)
Unamortized prior service credit	(26)	(30)	3,959	(2,242)
Unrecognized net gains (loss)	11,373	12,936	(2,310)	3,674
Remaining net obligation	16,049	17,195	-	-

Total funded status	$ (6,355)	$ (4,984)	$ (22,977)	$ (22,009)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (33,751)	$ (35,010)	$ (22,978)	$ (22,009)
Intangible assets	16,049	17,195	-	-
Unassigned surplus - minimum pension
liability	11,347	12,831	-	-

Net amount recognized	$ (6,355)	$ (4,984)	$ (22,978)	$ (22,009)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ 1,344	$ 2,369
Interest cost	1,852	1,840	1,249	1,229
Amortization of unrecognized transition
obligations or transition asset	1,146	1,146	-	-
Amount of unrecognized gains (losses)	712	367	122	101
Amount of prior service cost recognized	(5)	(5)	68	68

Total net periodic benefit cost	$ 3,705	$ 3,348	$ 2,783	$ 3,767

In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2006 and 2005 in the amount of $2.5 and $3.3, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2006 and 2005 were as follows:

	2006	2005

Weighted-average discount rate	5.9%	5.5%
Rate of increase in compensation level	4.0%	4.0%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 9.0% graded to 5.0% over 5 years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $.5. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $.5.

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits

(In Thousands)
2007	$ 2,874
2008	2,828
2009	2,784
2010	2,732
2011	2,696
Thereafter	12,986

The measurement date used for postretirement benefits is December 31, 2006.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The impact of the Act is not reflected in any amounts disclosed in the financial statements or accompanying notes. The 2007 expected benefit reduction in the net post retirement benefit cost for the subsidy related to benefits attributed to former employees is $0.3. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

The Company expects to pay contributions of $5.3 for all plans during 2007.

31

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

		(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 376,794	$ 376,794

Reserves for separate accounts with assets at:
Fair value	$ 154,164	$ 3,355,444	$ 3,509,608
Amortized cost	-	-	-

Total reserves	154,164	3,355,444	3,509,608

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 154,164	$ -	$ 154,164
At market value	-	3,345,283	3,345,283

Subtotal	154,164	3,345,283	3,499,447
Not subject to discretionary withdrawal	-	10,161	10,161

Total separate account liabilities	$ 154,164	$ 3,355,444	$ 3,509,608

December 31, 2005
Premium, consideration or deposits for the year	$ -	$ 459,458	$ 459,458

Reserves for separate accounts with assets at:
Fair value	$ 164,094	$ 3,706,254	$ 3,870,348
Amortized cost	-	-	-

Total reserves	164,094	3,706,254	3,870,348

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 164,094	$ -	$ 164,094
At market value	-	3,694,101	3,694,101

Subtotal	164,094	3,694,101	3,858,195
Not subject to discretionary withdrawal	-	12,153	12,153

Total separate account liabilities	$ 164,094	$ 3,706,254	$ 3,870,348

32

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 376,794	$ 459,459
Transfers from separate accounts	(1,049,002)	(914,183)

Transfers as reported in the statements of operations	$ (672,208)	$ (454,724)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)

(In Thousands)
December 31, 2006
	Separate Account Liability	$ 1,512,402
	Gross amount of reserve	5,111
	Reinsurance reserve credit	-

December 31, 2005
	Separate Account Liability	$ 1,662,664
	Gross amount of reserve	7,004
	Reinsurance reserve credit	-

9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $675.1 and $566.5 for the years ended December 31, 2006 and 2005, respectively.

33

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2006	2005

	(In Thousands)
Premiums	$ 398,621	$ 393,117
Benefits paid or provided	379,191	395,382
Policy and contract liabilities at year end	2,404,221	2,131,021

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

10. Federal Income Taxes

Effective January 1, 2006, the Company filed a consolidated federal income tax return with its ultimate U.S. parent, ING AIH, a Delaware corporation, and other U.S. affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2006	2005

	(In Thousands)
Federal tax expense on operations	$ 97,155	$ 86,763
Federal tax (benefit) expense on capital losses	(14,367)	1,527

Total current tax expense incurred	$ 82,788	$ 88,290

34

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 126,938	$ 124,676
Insurance reserves	157,965	170,433
Investments	18,807	22,812
Compensation and benefits	39,122	35,142
Nonadmitted assets and other surplus items	17,937	20,579
Litigation accruals	20,470	13,054
Costs of collection and loading	7,601	4,388
Other	31,641	25,101

Total deferred tax assets	420,481	416,185
Deferred tax assets nonadmitted	(206,439)	(224,633)

Admitted deferred tax assets	214,042	191,552

Deferred tax liabilities resulting from book/tax differences in:
Investments	8,501	10,192
Deferred and uncollected premium	56,290	52,474
Depreciable assets	18,099	25,756
Unrealized gain on common stocks	16,610	13,772
Insurance reserves	2,876	3,286
Other	-	1,619

Total deferred tax liabilities	102,376	107,099

Net admitted deferred tax asset	$ 111,666	$ 84,453

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

		(In Thousands)
Total deferred tax assets	$ 420,481	$ 416,185	$ 4,296
Total deferred tax liabilities	(102,376)	(107,099)	4,723

Net deferred tax asset	$ 318,105	$ 309,086	9,019

Remove current year change in unrealized gains			2,838

Change in net deferred income tax			11,857
Remove other items in surplus:
Additional minimum pension liability			520
Current year change in nonadmitted assets			(7,418)
Other			(2,070)

Change in deferred taxes for rate reconciliation			$ 2,889

35

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2006

(In Thousands)
Ordinary income	$ 230,315
Capital losses	(18,027)

Total pre-tax book income	$ 212,288

Provision computed at statutory rate	74,301
Dividends received deduction	(19,020)
Interest maintenance reserve	(12,928)
Reinsurance	38,419
Other	(873)

Total	$ 79,899

Federal income taxes incurred	$ 82,788
Change in net deferred income taxes	(2,889)

Total statutory income taxes	$ 79,899

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $21.4 and $71.6 from 2006 and 2005, respectively.

The Company has a payable of $24.6 and $33.9 at December 31, 2006 and 2005, respectively, for federal income taxes under the intercompany tax sharing agreement.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $32.6 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $35.0 which eliminated the $32.6 balance in the Policyholders Surplus Account and, therefore, eliminated any potential tax on the accumulated balance.

11. Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2006, ReliaStar Life Insurance Company of New York (“RNY”) and ING Re (UK) Limited. The Company also has three wholly owned noninsurance subsidiaries: NWNL Benefits Corporation, Whisperingwind I, LLC, and Whisperingwind II, LLC and one partially owned noninsurance subsidiary Superior Vision Services, Inc. (“SVS”). (See Subsequent

36

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Event footnote related to SVS). Whisperingwind I, LLC and Whisperingwind II, LLC (“Captives”) were nonadmitted at December 31, 2006 in accordance with SSAP No. 88.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Common stock (cost - $208,413 in 2006 and $196,153 in 2005)	$ 330,204	$ 286,170

Summarized financial information for these subsidiaries is as follows:

	December 31
	2006	2005

	(In Thousands)
Revenues	$ 590,335	$ 524,362
Income before net realized gains on investments	18,991	38,186
Net income	18,180	37,755
Admitted assets	3,055,769	2,815,419
Liabilities	2,725,565	2,529,249

The Company received cash dividends from its subsidiary RNY of $27.6 in 2006 and $20.8 in 2005.

The Company created the Captives with initial capital contributions of $0.3 each on October 27, 2006. Additional capital contributions were paid into Whisperingwind I, LLC of $7.1 and Whisperingwind II, LLC of $3.4 on December 14, 2006. The Captives have applied to the South Carolina Department of Insurance for their respective licenses to become special purpose financial captive reinsurance companies. Their applications were pending as of December 31, 2006. Consequently, the Captives have not commenced writing insurance business. Upon approval of the applications and the issuance of the licenses, the Company anticipates entering into reinsurance transactions with each of the Captives.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

37

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2006 and 2005, interest paid totaled $4.7 and $4.6, respectively. There is no accrued interest for the years ended December 31, 2006 and 2005.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
	2006		2005

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(In Thousands)
Assets:
Bonds	$ 13,365,486	$ 13,298,650	$ 13,443,308	$ 13,414,287
Preferred stocks	129,773	129,710	52,473	52,442
Unaffiliated common stocks	3,045	3,045	808	808
Mortgage loans	2,134,551	2,135,988	2,216,503	2,254,565
Contract loans	674,130	674,130	664,252	664,252
Derivative securities	2,243	(2,286)	621	9,713
Cash, cash equivalents and
short-term investments	341,241	341,241	182,231	182,231
Separate account assets	3,688,327	3,688,327	4,078,427	4,078,427
Liabilities:
Policyholder dividends	14,186	14,186	12,555	12,555
Separate account liabilities	3,686,705	3,686,705	4,075,675	4,075,675
Payable for securities	-	-	10,039	10,039

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.4% and 13.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2006 and 2005 is $13.9 billion and $13.8 billion, respectively.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31

39

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance sheet derivative financial instruments (caps, options and floors) and off-balance sheet derivative financial instruments (swaps) and forwards are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment–type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such

40

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security-Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $122.4 and $119.2 at December 31, 2006 and 2005, respectively. The Company is also committed to provide additional capital contributions of $166.4 and $61.3 in limited partnerships at December 31, 2006 and 2005, respectively.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. Rental expense for 2006 and 2005 was approximately $10.7 and $10.0, respectively.

Future minimum aggregate rental commitments under operating leasing arrangements as of December 31, 2006, are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 6,896
2008	6,525
2009	2,396
2010	457
2011	198
Thereafter	20

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in future periods.

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the

41

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property. The cost of these properties are $147.2 at December 31, 2006, with accumulated depreciation of $83.7.

Future minimum lease payment receivables under noncancelable operating leasing arrangements as of December 31, 2006 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables

(In Thousands)
2007	$ 11,670
2008	10,007
2009	6,036
2010	3,235
2011	1,946
Thereafter	3,225

Contingent rentals included in income for the years ended December 31, 2006 and 2005 amounted to $11.5 and $11.9, respectively. The net investment is classified as real estate.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

42

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse

43

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York (“BONY”). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.4%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, the Company had no amounts payable to BONY.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75.0. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0 Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006 and 2005. The Company had no amounts payable to PNC at December 31, 2006 and 2005.

The Company maintains a line of credit agreement with Svenska Handelsbanken. Under this agreement, the Company can borrow up to $100.0 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, the Company had no borrowings under this agreement. This agreement was not in affect at December 31, 2005.

The Company borrowed $2.2 billion and repaid $2.2 billion in 2006 and borrowed $3.2 billion and repaid $3.2 billion in 2005. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $.5 and $.8 during 2006 and 2005, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

44

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company is the beneficiary of letters of credit totaling $265.3; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2006 and 2005.

16. Related Party Transactions

Affiliates: Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with systematic cost allocation methods.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $219.5 and $172.6 for the years ended December 31, 2006 and 2005, respectively.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $50.4 and $49.2 for the years ended December 31, 2006 and 2005, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2.0% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .2%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $.4 and $.7 and earned interest income of $4.6 and $1.0 for the years ended December 31, 2006 and 2005, respectively. At December 31, 2006, the Company had no amounts payable to ING AIH and $133.4 receivable from ING AIH, which is recorded in other invested assets on the Balance Sheets.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue

45

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Surplus notes: On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the year ended December 31, 2006, there was no interest paid or accrued.

Capital Transactions: During the year ended December 31, 2006, the Company received a capital contribution of $200.0.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of premiums written in each state. The Company has recorded $5.0 and $5.2 for this liability in accounts payable and accrued expenses as of December 31, 2006 and 2005, respectively. The Company has also recorded an asset in other assets of $3.8 and $4.3 as of December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

46

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2006	2005

	(In Thousands)
Balance at January 1	$ 1,383,413	$ 1,326,578
Less reinsurance recoverables	84,102	58,258

Net balance at January 1	1,299,311	1,268,320

Incurred related to:
Current year	503,149	423,034
Prior years	8,187	(6,651)

Total incurred	511,336	416,383

Paid related to:
Current year	188,754	157,356
Prior years	274,385	228,036

Total paid	463,139	385,392

Net balance at December 31	1,347,508	1,299,311
Plus reinsurance recoverables	66,414	84,102

Balance at December 31	$ 1,413,922	$ 1,383,413

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company at December 31, 2006, that are subject to retrospective rating features are $95.9, that represented 11% of the total net group life premiums and $15.8, that represented 1% of the total net group health premiums written. The amount of net premiums written by the Company at December 31, 2005, that are subject to retrospective rating features are $99.0 that represented 12% of the total net group life premiums and $6.0, that represented 1% of the total net group heath premiums written. No other net premiums written by the Company are subject to retrospective rating features in either 2006 or 2005.

47

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

20.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

	Name of Managing		Type of	Type of	Total Direct
	General Agent or Third	Exclusive	Business	Authority	Premiums
	Party Administrator	Contract	Written	Granted	Written

(In Thousands)
	ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 108,640
	ING Mid Atlantic Service Center	Yes	Deferred Compensation	Payment	91,973

The aggregate amount of premiums written through managing general agents or third party administrators during 2006 is $218.8.

21. Subsequent Events

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with SVS, a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company's right, title and interest in and to all the shares of SVS owned by the Company for a purchase price of $33.8 and according to the terms described in the Agreement. The transaction closed, pursuant to its terms, on January 26, 2007. The Company expects a gain of $30.7 to be reported in 2007.

22. September 11 Events

The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property. Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels. In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks. However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected. The following disclosures relating to the September 11 events are required:

As of December 31, 2006, the Company had estimated gross reinsurance claims of approximately $125.8 for personal accident coverage, $181.7 for workers compensation coverage and retrocession recoveries of $105.5 for net incurred claims of $202.0 from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2006 were approximately $19.4.

As of December 31, 2005, the Company had estimated gross reinsurance claims of approximately $124.7 for personal accident coverage, $192.2 for workers compensation coverage and retrocession recoveries of $103.4 for net incurred claims of $213.5 from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2005 were approximately $17.5.

48

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amount in millions, unless otherwise stated)

The Company notes that uncertainty remains regarding claim submissions and the number of occurrences from the events of September 11, 2001, but has recorded its best estimate as the current claim reserve reported as of December 31, 2006.

The September 11, 2001 impact is based on Company estimates using information obtained from ceding companies and an external consultant. It is reasonably possible that a change in the Company’s estimate will occur in the near term but the possible range of change cannot be determined.

The Company does not have any environmental remediation obligations.

49

                                                       SEPARATE ACCOUNT N
                                            PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2006 and 2005
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2006 and 2005
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2006 and 2005
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31,
2006 and 2005
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N
(“Registrant”) · Incorporated by reference to the Registrant’s Form N-4 Initial
Registration Statement (File No. 333-120636), filed November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern
Life Insurance Company (“Depositor”) Authorizing the Establishment of
Separate Account One (“Registrant”) · Incorporated by reference to Post-
Effective Amendment No. 5 to the Registrant’s Form N-4 Registration
Statement (File No. 33-90474), filed April 20, 1998.
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor · Incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant’s Form N-4 Registration Statement (File
No. 333-100207), filed February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·
Incorporated by reference to Post-Effective Amendment No. 9 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
November 5, 1999.
(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed April
20, 1998.
(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract ·
Incorporated by reference to Post-Effective Amendment No. 5 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed April
20, 1998.
(4.3)	ERISA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 1 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 23, 1996.
(4.4)	TSA Endorsement · Incorporated by reference to Post-Effective Amendment
No. 3 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 28, 1997.
(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No.
13000 (FL) 2-95 in Florida · Incorporated by reference to Post-Effective
Amendment No. 4 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed July 29, 1997.
(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form
No. 13000 (FL-PBC) 2-95 in Florida · Incorporated by reference to Post-
Effective Amendment No. 4 to the Registrant’s Form N-4 Registration
Statement (File No. 33-90474), filed July 29, 1997.
(4.7)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) · Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
April 20, 1998.
(4.8)	Roth IRA Endorsement · Incorporated by reference to Post-Effective
Amendment No. 5 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed April 20, 1998.
(4.9)	Fixed Account C Endorsement · Incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed December 23, 1998.
(4.10)	Waiver Endorsement · Incorporated by reference to Post-Effective Amendment
No. 7 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474),
filed April 23, 1999.
(4.11)	Endorsement · Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
April 23, 1999.
(4.12)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA)
(13076 7-99) · Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
April 25, 2001.

(4.13)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-
Qualified) (13077 7-99) · Incorporated by reference to Post-Effective
Amendment No. 11 to the Registrant’s Form N-4 Registration Statement (File
No. 33-90474), filed April 25, 2001.
(4.14)	One Year Step Up Death Benefit Endorsement (13084 7-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4
Registration Statement (File No. 33-90474), filed April 25, 2001.
(4.15)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated
by reference to Post-Effective Amendment No. 11 to the Registrant’s Form N-4
Registration Statement (File No. 33-90474), filed April 25, 2001.
(4.16)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99 ·
Incorporated by reference to Post-Effective Amendment No. 2 to the
Registrant’s Form N-4 Registration Statement (File No. 333-83772), filed July
30, 2002.
(4.17)	ReliaStar Endorsement (merger) · Incorporated by reference to Post-Effective
Amendment No. 1 to the Registrant’s Form N-4 Registration Statement (File
No. 333-100207), filed October 24, 2002.
(4.18)	Roth 403(b) Endorsement (40109 09-05) · Incorporated by reference to Post-
Effective Amendment No. 10 to the Registrant’s Form N-4 Registration
Statement (File No. 333-100207), filed November 23, 2005.
(4.19)	Endorsement (40095 09-05) for use with Contract Form No. 13076 (AC-I-TSA)
7-99
(4.20)	Endorsement (40096 09-05) for use with Contract Form No. 13077 (AC-I-
IRA/NQ) 7-99
(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series) ·
Incorporated by reference to Post-Effective Amendment No. 9 to the
Registrant’s Form N-4 Registration Statement (File No. 33-90474), filed
November 5, 1999.
(6.1)	Amended Articles of Incorporation of Depositor · Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No.
333-18517), filed December 23, 1996.
(6.2)	Amended Bylaws of Depositor · Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517),
filed December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.2)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.

(8.3)	Participation Agreement made and entered into as of January 1, 1995 by and among Variable Insurance Products Fund, Fidelity Distributors Corporation,
and Northern Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
33-90474), as filed on April 20, 1998.
(8.4)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund,
Fidelity Distributors Corporation, and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997.
(8.5)	Participation Agreement made and entered into as of January 1, 1995 by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation,
and Northern Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
33-90474), as filed on April 20, 1998.
(8.6)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund II,
Fidelity Distributors Corporation, and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997.
(8.7)	Participation Agreement made and entered into as of January 1, 1999 among
Variable Insurance Products Fund III, Fidelity Distributors Corporation and
Northern Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
90474), as filed on April 25, 2001.
(8.8)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on August 5, 2004.
(8.9)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on November 21, 2006.
(8.10)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No.
33-75962), as filed on November 21, 2006.
(8.11)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.12)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(8.13)	Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America, Golden American Life Insurance Company and Directed Services,
Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.14)	Third Amendment dated May 3, 2004 to Participation Agreement dated July 20,
2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin
Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company
and Directed Services, Inc. and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.
(8.15)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.16)	Participation Agreement made and entered into as of April 30, 2003 among The
GCG Trust, ReliaStar Life Insurance Company and Directed Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.
(8.17)	Participation Agreement made and entered into as of May 1, 2002 among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds
Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6 (File No. 333-47094), as filed on
September 17, 2002.
(8.18)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING
Funds Distributor, Inc.) · Incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement on Form N-6 (File No. 33-
57244), as filed on February 9, 2004.

(8.19)	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC, as
amended on July 15, 2003
(8.20)	Participation Agreement dated December 6, 2001 by and among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and Aetna Investment Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.21)	Amendment dated as of March 26, 2002 to Participation Agreement dated as of
December 6, 2001 by and among Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.22)	Amendment dated as of October 1, 2002 to Participation Agreement dated as of
December 6, 2001 and amended as of March 26, 2002 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.23)	Amendment dated as of May 1, 2003 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002 and
October 1, 2002 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2003.
(8.24)	Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002 and May 1, 2003 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company · Incorporated by reference to Pre-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as filed on
February 23, 2005.
(8.25)	Amendment dated as of April 29, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003 and November 1, 2004 by and among ING Partners, Inc.,
ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.

(8.26)	Amendment dated as of August 31, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.27)	Amendment dated as of December 7, 2005 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005
by and among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.28)	Amendment dated as of April 28, 2006 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on
December 21, 2006.
(8.29)	Service Agreement and Contract with Investment Adviser effective as of
December 6, 2001 between ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company in connection with the sale of shares of ING
Partners, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 24, 2002.
(8.30)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company
and ING Funds Distributions, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.31)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.32)	Amendment executed as of October 15, 2002 and effective as of October 1,
2002 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc.
and ING Funds Distributor, Inc. · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.

(8.33)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. · Incorporated by reference to Post-Effective Amendment
No. 4 to Registration Statement on Form N-4 (File No. 33-90474), as filed on
August 4, 1997 and effective August 8, 1997.
(8.34)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation
Agreement dated August 8, 1997 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers
Trust and Neuberger Berman Management Inc. · Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File
No. 33-90474), as filed on April 23, 1999.
(8.35)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated
August 8, 1997 and amended on December 1, 1998 by and among Northern
Life Insurance Company, Neuberger Berman Advisers Management Trust,
Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on April 25, 2001.
(8.36)	Service Agreement effective August 8, 1997 by and between Neuberger
Berman Management Inc. and Northern Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 33-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.37)	Participation Agreement dated as of April 1, 2001 between Pilgrim Variable
Products Trust, Northern Life Insurance Company and ING Pilgrim Securities,
Inc. · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 33-90474), as filed on April 26,
2002.
(8.38)	Amendment executed August 30, 2002 to Participation Agreement dated May
1, 2001 by and among ReliaStar Life Insurance Company, ING Variable
Products Trust (formerly known as Pilgrim Variable Products Trust) and ING
Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.39)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable
Products Trust) and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.40)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust, PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.

(8.41)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company (Administrative) · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.42)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.43)	Participation Agreement made and entered into as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Initial Registration Statement on Form S-6 (File
No. 333-92000), as filed on July 3, 2002.
(8.44)	(Retail) Fund Participation Agreement dated as of April 30, 2003 among
Golden American Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America,
American Funds Insurance Series and Capital Research and Management
Company · Incorporated by Reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6, (File No. 333-105319), as filed on July
17, 2003.
(8.45)	(Retail) Business Agreement dated April 30, 2003 by and among Golden
American Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, ING American
Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company · Incorporated by Reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, (File
No. 333-105319) as filed on July 17, 2003.
(8.46)	Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc.
and ReliaStar Life Insurance Company
(8.47)	Sample of Rule 22c-2 Agreement dated _________, 2007 and effective on
October 16, 2007 · Incorporated by reference to Post-Effective Amendment
No. 48 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 10, 2007.
(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[2]	Director and Chairman
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Robert W. Crispin[3]	Director and Senior Vice President, Investments
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Michael L. Emerson[4]	Chief Executive Officer, ING Re
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[6]	Vice President
Pamela M. Barcia[2]	Vice President
Linda Beblo[5]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars	Vice President
740 Northwest Blue Parkway, Suite 304
Lee’s Summit, MO 64086
David Botler[8]	Vice President

Mary K. Carey-Reid[2]	Vice President
Scott V. Carney[5]	Vice President
William D. Chatham[7]	Vice President
John C. Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane M. Eder[9]	Vice President
Patricia L. Engelhardt[2]	Vice President
Shari A. Enger[5]	Vice President
Nathan E. Eshelman[10]	Vice President
Chad M. Eslinger[6]	Vice President
David W. Evans[1]	Vice President
Michelle M. Fallahi[4]	Vice President
Kurt T. Fasen[4]	Vice President
Joel A. Fink	Vice President
8585 Stemmons Frwy., Ste 770 North
Dallas, TX 75247
Julie A. Foster[7]	Vice President
Robert A. Garrey[2]	Vice President
Jim P. Graham[4]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[10]	Vice President
R. Scott Hofstedt[11]	Vice President
June P. Howard[1]	Vice President
William S. Jasien[12]	Vice President
Irene R. Jensen[5]	Vice President

Bradley C. Johnson[5]	Vice President
John P. Kelleher[11]	Vice President
Paul E. Kersten[4]	Vice President
Kenneth E. Lacy[1]	Vice President
Kevin J. Laing[4]	Vice President
Frederick C. Litow[1]	Vice President
Laurie A. Lombardo[2]	Vice President
Alan S. Lurty[5]	Vice President
Thomas A. Lutter[5]	Vice President
Scott C. Machut[4]	Vice President
James R. Millikan[4]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[4]	Vice President
Daniel P. Mulheran[4]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[7]	Vice President
Peg O. Norris[7]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Peter S. Orenzoff[8]	Vice President
Deborah J. Prickett[4]	Vice President
Laurie J. Rasanen[6]	Vice President
James P. Rathburn[4]	Vice President
Robert A. Richard[2]	Vice President

John A. Ross	Vice President
3110 Camino Del Rio South
Suite A117
San Diego, CA 92108
David J. Schmid[11]	Vice President
Sande Sheppard[11]	Vice President
David A. Sheridan[2]	Vice President
Gregory M. Smith[5]	Vice President
Mark A. Smith[10]	Vice President
Eric J. Steelman[5]	Vice President
Carl P. Steinhilber[2]	Vice President
Robert W. Sumrall[10]	Vice President
Irving L. Tang[4]	Vice President
Melissa A. Tilford[5]	Vice President
Laurie M. Tillinghast[2]	Vice President
William J. Wagner[10]	Vice President
Margaret B. Wall[9]	Vice President
David P. Wilken[4]	Vice President
Dean S. Abbott[4]	Vice President and Actuary
Christopher B. Abreu[2]	Vice President and Actuary
Mary A. Broesch[5]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[9]	Vice President and Actuary
Richard Lau[5]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary

Jeffrey L. Schuh[4]	Vice President and Actuary
Alden W. Skar[4]	Vice President and Actuary
Alice W. Su5	Vice President and Actuary
Howard L. Rosen[5]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Jeffrey S. Birkholz[4]	Vice President and COO, ING Re, Group
Reinsurance
Marvin K. Goergen[4]	Vice President and Controller, ING Re, Group
Reinsurance
Kimberly M. Curley[10]	Vice President and Illustration Actuary
Joseph N. Fick[5]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant
Secretary
Mike W. Farley[4]	Vice President, CFO & Chief Insurance Risk Officer
Daniel E. Abramowski[4]	Vice President, ING Re, Group Reinsurance
Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
John P. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments

Gregory G. McGreevey[1]	Vice President, Investments
Greg R. Michaud[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Kurt W. Wassenar[1]	Vice President, Investments
Paul L. Zemsky[3]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Scott N. Shepherd[2]	Actuary
Joy M. Benner[4]	Secretary
William M. White[11]	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[4]	Assistant Secretary
Diana R. Cavender[4]	Assistant Secretary
Kent D. Ferraro[11]	Assistant Secretary
Jay J. Frazer[11]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[11]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Jane M. Jacobs[4]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[4]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May[1]	Assistant Secretary

John R. Oberg[10]	Assistant Secretary
Wendy L. Paquin[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Gerald M. Sherman[4]	Assistant Secretary
Kimberly J. Smith[5]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Diane Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
3	The principal business of this director and these officers is 230 Park Avenue, New York,
New York 10169.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North
Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New
York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South,
Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203-5699.

11	The principal business address of these officers is 100 Washington Square, Minneapolis,
Minnesota 55401.
12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration
Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life
Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as
filed with the Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007 there were 48,274 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”)
indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the
Securities Act of 1933 may be permitted to directors, officers and controlling persons of
ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by
ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of
ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V.
maintains an umbrella insurance policy issued by an international insurer. The policy covers
ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of
1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company
(ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC,
Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and
Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life
Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B, C (a management investment company registered under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G,
H, I (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q
(a management investment company registered under the1940 Act), and (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037

Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President

Christina Lareau[1]	Vice President

George D. Lessner	Vice President
Richardson, Texas

Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226

David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Frederick C. Litow[2]	Vice President

Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612

Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer

Ethel Pippin[1]	Vice President

Srinivas D. Reddy[1]	Vice President

Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary

Deborah Rubin[3]	Vice President

Todd Smiser	Vice President
Lisle, Illinois

Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219

Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101

O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$6,093,376.10
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100207) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of
Connecticut, on the 16th day of April, 2007.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 16, 2007
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.4.19	Endorsement (40095 09-05) for use with Contract Form 13076	________
(AC-I-TSA) 7-99
99-B.4.20	Endorsement (40096 09-05) for use with Contract Form 13077
	(AC-I-IRA/NQ) 7-99	________
99-B.8.19	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds
	Distributor, LLC, as amended on July 15, 2003	________
99-B.8.46	Form of Fund Participation Agreement between Lord Abbett Series
	Fund, Inc. and ReliaStar Life Insurance Company	________
99-B.9	Consent and Opinion of Counsel	________
99-B.10	Consent of Independent Registered Public Accounting Firm	________
99-B.13	Powers of Attorney	________